UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21774
                                                    -----------

                        First Trust Exchange-Traded Fund
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 765-8000
                                                           ---------------


                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2012
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund

First Trust Dow Jones Select MicroCap Index(SM) Fund
First Trust Morningstar Dividend Leaders(SM) Index Fund
First Trust US IPO Index Fund
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
First Trust NASDAQ-100-Technology Sector Index(SM) Fund
First Trust NYSE Arca Biotechnology Index Fund
First Trust Dow Jones Internet Index(SM) Fund
First Trust Strategic Value Index Fund
First Trust Value Line(R) Equity Allocation Index Fund
First Trust Value Line(R) Dividend Index Fund
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund
First Trust S&P REIT Index Fund
First Trust ISE Water Index Fund
First Trust ISE-Revere Natural Gas Index Fund
First Trust ISE Chindia Index Fund
First Trust Value Line(R) 100 Exchange-Traded Fund
First Trust NASDAQ(R) ABA Community Bank Index Fund


Semi-Annual Report
June 30, 2012

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 JUNE 30, 2012


Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
   First Trust Dow Jones Select MicroCap Index(SM) Fund.....................   4
   First Trust Morningstar Dividend Leaders(SM) Index Fund..................   6
   First Trust US IPO Index Fund............................................   8
   First Trust NASDAQ-100 Equal Weighted Index(SM) Fund ....................  10
   First Trust NASDAQ-100-Technology Sector Index(SM) Fund .................  12
   First Trust NYSE Arca Biotechnology Index Fund ..........................  14
   First Trust Dow Jones Internet Index(SM) Fund ...........................  16
   First Trust Strategic Value Index Fund ..................................  18
   First Trust Value Line(R) Equity Allocation Index Fund ..................  20
   First Trust Value Line(R) Dividend Index Fund ...........................  22
   First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund ..............  24
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund .............  26
   First Trust S&P REIT Index Fund .........................................  28
   First Trust ISE Water Index Fund ........................................  30
   First Trust ISE-Revere Natural Gas Index Fund ...........................  32
   First Trust ISE Chindia Index Fund ......................................  34
   First Trust Value Line(R) 100 Exchange-Traded Fund ......................  36
   First Trust NASDAQ(R) ABA Community Bank Index Fund......................  38
Notes to Fund Performance Overview..........................................  40
Understanding Your Fund Expenses............................................  41
Portfolio of Investments
   First Trust Dow Jones Select MicroCap Index(SM) Fund.....................  43
   First Trust Morningstar Dividend Leaders(SM) Index Fund..................  47
   First Trust US IPO Index Fund............................................  49
   First Trust NASDAQ-100 Equal Weighted Index(SM) Fund ....................  52
   First Trust NASDAQ-100-Technology Sector Index(SM) Fund .................  55
   First Trust NYSE Arca Biotechnology Index Fund ..........................  56
   First Trust Dow Jones Internet Index(SM) Fund ...........................  57
   First Trust Strategic Value Index Fund ..................................  58
   First Trust Value Line(R) Equity Allocation Index Fund ..................  60
   First Trust Value Line(R) Dividend Index Fund ...........................  63
   First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund ..............  66
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund .............  68
   First Trust S&P REIT Index Fund .........................................  70
   First Trust ISE Water Index Fund ........................................  72
   First Trust ISE-Revere Natural Gas Index Fund ...........................  73
   First Trust ISE Chindia Index Fund ......................................  74
   First Trust Value Line(R) 100 Exchange-Traded Fund ......................  76
   First Trust NASDAQ(R) ABA Community Bank Index Fund......................  79
Statements of Assets and Liabilities........................................  82
Statements of Operations....................................................  86
Statements of Changes in Net Assets.........................................  90
Financial Highlights........................................................  96
Notes to Financial Statements............................................... 107
Additional Information ..................................................... 117
Risk Considerations......................................................... 121

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2012



Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded Fund.

The report you hold contains detailed information about the portfolios in First Trust Exchange-Traded Fund over the six months ended June 30, 2012. It contains a market overview and a performance analysis for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise and offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.


Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Exchange-Traded Fund Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2012

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 22 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

U.S. and global economic activity decelerated from Q1'12 to Q2'12. While the GDP growth rate in the U.S. was a modest 2.0% (annualized) in Q1'12 (average was 2.6% over past 20 years), the outlook for job creation was encouraging as nonfarm payrolls grew by an average of 225,667 jobs per month. It appears, however, that the intentional tempering of growth in China and the recessionary climate in parts of Europe, stemming from the sovereign debt crisis predominantly in Greece, Spain and Italy, provided a drag on growth in Q2'12. GDP growth in the U.S. in Q2'12 fell to 1.5% (annualized) and growth in nonfarm payrolls declined to just 75,000 per month. We believe, and have written about this on a number of occasions over the past year, that policymakers in the U.S. and in the European Union have held the markets and economic activity hostage by playing politics with their respective burgeoning debt problems. In other words, policymakers have been too slow to act, in our opinion. With this being an election year in the U.S., investors may not get the guidance they are seeking until after the first week of November. That being said, we do believe that the debt problems, at least for the near-term, can be remedied.

The Blue Chip Economic Indicators survey in June revealed a 2012 U.S. Gross Domestic Product (GDP) forecast of 2.1%. Economists see GDP growth accelerating to 2.6% in 2013. Brian Wesbury, Chief Economist at First Trust Advisors, has a more bullish target of 2.5% for 2012 and 3.2% for 2013. The International Monetary Fund (IMF) continues to forecast better economic times for emerging nations than developed nations. In July, the IMF estimated that the GDP growth rate for the "Emerging & Developing Economies" would be 5.6% in 2012 and 5.9% in 2013, compared to 1.4% (2012) and 1.9% (2013) for "Advanced Economies."

U.S. STOCKS AND BONDS

All of the major U.S. stock indices posted solid returns in the first half of 2012. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were up 9.49%, 7.90%, and 7.97%, respectively, according to Bloomberg. The only major sector that did not post a gain was energy, down 2.35%, as measured by the S&P 500 Energy Index. The top-performing sector was telecommunications, up 16.51%, as measured by the S&P 500 Telecommunications Services Index. The year-over-year estimated earnings growth rate for the companies in the S&P 500 Index is expected to be 6.27% in 2012, according to Standard & Poor's. S&P is forecasting 12.75% earnings growth in 2013, more than double the estimate for 2012. Equity investors should begin to shift their focus to next year's earnings outlook now that we have reached the midpoint of 2012.

Those investors unwilling to allocate capital to U.S. equities out of fear of volatility should know that pronounced market swings have been a part of the experience since at least 1928, according to Kiplinger. The S&P 500 has returned an annualized 9.8% (including dividends), since 1926, according to Ibbotson Associates/Morningstar. Since 1928, the S&P 500 has experienced an average intra-year decline of 13.5% (peak to trough), according to the Leuthold Group. The S&P 500 posted intra-year declines of 27.6% in 2009 and 16.0% in 2010, yet the index posted a cumulative total return of 45.5% over that two-year period.

In the U.S. bond market, the top-performing major debt group in the first half of 2012 was high yield corporate bonds. The Barclays Capital U.S. Corporate High Yield Index posted a total return of 7.27%. The next closest domestic category was municipal bonds, up 6.56%, as measured by the Barclays Capital Municipal
Bond: Long Bond (22+) Index. The Barclays Capital U.S. Treasury: Intermediate Index posted the weakest return, up 1.08%.

FOREIGN STOCKS AND BONDS

Riskier asset classes outperformed overseas in the first half of the year. The Barclays Capital Global Emerging Markets Index of debt securities rose 6.82%
(USD), compared to 1.50% (USD) for the Barclays Capital Global Aggregate Index of higher-quality debt. The MSCI Emerging Markets Index posted a total return of 3.93% (USD), compared to 2.43% (USD) for the MSCI World Index (excluding the U.S.) The U.S. dollar provided a slight drag on returns from investments overseas for U.S. investors by appreciating 1.8% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).

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FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

FDM - FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

The First Trust Dow Jones Select MicroCap Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Select MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE(R)"), NYSE Amex and The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. The Fund's shares are listed for trading on the NYSE Arca, Inc. ("NYSE Arca"). The first day of secondary market trading in shares of the Fund was 09/30/05.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL                CUMULATIVE
                                                                             TOTAL RETURNS               TOTAL RETURNS
                                              6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                                Ended        Ended       Ended      (09/27/05)        Ended      (09/27/05)
                                              06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                            6.44%       -5.97%       -2.71%         1.57%       -12.86%        11.08%
Market Value                                   7.23%       -5.79%       -2.68%         1.57%       -12.71%        11.13%

INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)            6.79%       -5.44%       -2.04%         2.28%        -9.77%        16.49%
Russell 2000(R) Index                          8.53%       -2.08%        0.54%         4.28%         2.73%        32.69%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
SECTOR                                     INVESTMENTS
Financials                                    24.98%
Industrials                                   20.32
Consumer Discretionary                        16.16
Information Technology                        13.25
Health Care                                   12.06
Materials                                      6.01
Energy                                         2.95
Utilities                                      1.75
Telecommunication Services                     1.67
Consumer Staples                               0.85
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
SECURITY                                   INVESTMENTS
Newcastle Investment Corp.                     1.22%
Wright Medical Group, Inc.                     1.06
Medidata Solutions, Inc.                       1.04
Standard Microsystems Corp.                    1.04
Sturm, Ruger & Co., Inc.                       0.97
Western Alliance Bancorp                       0.96
BBCN Bancorp, Inc.                             0.95
Shuffle Master, Inc.                           0.94
Boston Private Financial Holdings, Inc.        0.88
Kenexa Corp.                                   0.87
                                               -----
      Total                                    9.93%
                                               =====




---------------
Dow Jones and Dow Jones Select MicroCap Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Select MicroCap Index(SM), is not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates, and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDM - FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (CONTINUED)



                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       SEPTEMBER 27, 2005 - JUNE 30, 2012

         First Trust Dow Jones Select     Dow Jones Select      Russell 2000(R)
           MicroCap Index(SM) Fund       MicroCap Index(SM)          Index
09/05           $10,000                      $10,000                $10,000
12/05            10,374                       10,397                 10,252
06/06            10,968                       11,033                 11,094
12/06            12,001                       12,115                 12,134
06/07            12,746                       12,910                 12,917
12/07            11,278                       11,474                 11,944
06/08             9,896                       10,100                 10,825
12/08             7,520                        7,707                  7,909
06/09             7,362                        7,568                  8,118
12/09             9,087                        9,393                 10,058
06/10             8,833                        9,153                  9,862
12/10            11,427                       11,876                 12,759
06/11            11,811                       12,319                 13,551
12/11            10,435                       10,907                 12,227
06/12            11,107                       11,648                 13,270

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2007 through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        125              12              5              0
01/01/08 - 12/31/08        139               9              1              0
01/01/09 - 12/31/09        121               6              0              0
01/01/10 - 12/31/10        169               0              0              0
01/01/11 - 12/31/11         87               2              0              0
01/01/12 - 06/30/12         39               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        100               4              5              0
01/01/08 - 12/31/08         99               5              0              0
01/01/09 - 12/31/09        120               5              0              0
01/01/10 - 12/31/10         83               0              0              0
01/01/11 - 12/31/11        161               2              0              0
01/01/12 - 06/30/12         86               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDL - FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

The First Trust Morningstar Dividend Leaders(SM) Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders(SM) Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index offers investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks, based on dividend yield, of the securities listed on one of the three major exchanges (NYSE(R), NYSE Amex or NASDAQ(R)) that have been selected through the application of Morningstar, Inc.'s proprietary multi-step screening process. The Index is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 03/15/06.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (03/09/06)        Ended      (03/09/06)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                           8.27%       14.91%       -0.46%         3.08%        -2.30%        21.07%
Market Value                                  8.33%       14.98%       -0.44%         3.08%        -2.19%        21.10%

INDEX PERFORMANCE
Morningstar(R) Dividend Leaders(SM) Index     8.64%       15.58%        0.04%         3.58%         0.21%        24.88%
S&P 500(R) Index                              9.49%        5.45%        0.22%         3.25%         1.09%        22.37%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Health Care                                  26.58%
 Utilities                                    26.03
 Telecommunication Services                   19.51
 Energy                                        6.74
 Industrials                                   6.11
 Consumer Staples                              4.53
 Materials                                     3.35
 Financials                                    2.73
 Information Technology                        2.59
 Consumer Discretionary                        1.83
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Johnson & Johnson                            10.06%
 AT&T, Inc.                                    9.86
 Verizon Communications, Inc.                  9.64
 Merck & Co., Inc.                             9.15
 ConocoPhillips                                5.49
 Bristol-Myers Squibb Co.                      4.04
 Eli Lilly & Co.                               3.27
 Southern (The) Co.                            2.71
 Duke Energy Corp.                             2.18
 Kimberly-Clark Corp.                          1.97
                                             -------
      Total                                   58.37%
                                             =======




---------------
Morningstar(R) is a service mark of Morningstar, Inc. and has been licensed for use by First Trust on behalf of the Fund. The First Trust Morningstar Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDL - FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND (CONTINUED)



                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MARCH 9, 2006 - JUNE 30, 2012

                 First Trust
            Morningstar Dividend     Morningstar(R) Dividend         S&P 500(R)
           Leaders(SM) Index Fund       Leaders(SM) Index              Index
03/06             $10,000                    $10,000                  $10,000
12/06              12,077                     12,110                   11,317
06/07              12,392                     12,462                   12,104
12/07              10,793                     10,870                   11,939
06/08               7,995                      8,069                   10,516
12/08               7,371                      7,462                    7,522
06/09               6,961                      7,067                    7,760
12/09               8,420                      8,567                    9,512
06/10               8,039                      8,197                    8,879
12/10               9,771                      9,995                   10,945
06/11              10,535                     10,806                   11,603
12/11              11,182                     11,498                   11,175
06/12              12,107                     12,491                   12,236

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2007 through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        122               6              5              0
01/01/08 - 12/31/08        148               8              4              2
01/01/09 - 12/31/09        135               4              3              0
01/01/10 - 12/31/10        185               0              0              0
01/01/11 - 12/31/11        219               0              0              0
01/01/12 - 06/30/12         85               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        107              10              1              0
01/01/08 - 12/31/08         84               4              2              1
01/01/09 - 12/31/09        106               3              1              0
01/01/10 - 12/31/10         66               1              0              0
01/01/11 - 12/31/11         33               0              0              0
01/01/12 - 06/30/12         40               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FPX - FIRST TRUST US IPO INDEX FUND

The First Trust US IPO Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 U.S. Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 U.S. companies ranked quarterly by market capitalization in the IPOX Global Composite Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") of the U.S. companies in the IPOX Global Composite Index. The IPOX Global Composite Index is reconstituted regularly with IPOs being added to the IPOX Global Composite Index at their seventh trading day upon "going public" and automatically exiting after 1,000 trading days or approximately four years thereafter. The Index is reconstituted quarterly to reflect changes in the stock market values of the IPOX Global Composite Index constituents and IPO activity during the past quarter, with potential new companies entering the Index while other companies reach 1,000 days in the Index and automatically drop out. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 04/13/06.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (04/12/06)        Ended      (04/12/06)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                          13.54%        6.51%        2.94%         5.94%        15.59%        43.16%
Market Value                                 13.42%        6.40%        2.91%         5.92%        15.43%        42.96%

INDEX PERFORMANCE
IPOX(R)-100 U.S. Index                       13.88%        7.17%        3.58%         6.61%        19.25%        48.83%
Russell 3000(R) Index                         9.32%        3.84%        0.39%         3.10%         1.99%        20.87%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Consumer Discretionary                       25.09%
 Information Technology                       23.67
 Energy                                       19.62
 Industrials                                  10.09
 Consumer Staples                              9.18
 Financials                                    5.59
 Health Care                                   4.65
 Utilities                                     1.19
 Materials                                     0.92
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Visa, Inc., Class A                          10.31%
 Kinder Morgan, Inc.                           6.55
 General Motors Co.                            6.09
 Phillips 66                                   4.10
 Dollar General Corp.                          3.63
 Lorillard, Inc.                               3.40
 Mead Johnson Nutrition Co.                    3.24
 Marathon Petroleum Corp.                      3.02
 HCA Holdings, Inc.                            2.63
 Teradata Corp.                                2.40
                                             -------
      Total                                   45.37%
                                             =======




---------------
The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FPX - FIRST TRUST US IPO INDEX FUND (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 12, 2006 - JUNE 30, 2012

          First Trust US IPO     IPOX(R)-100 U.S.      Russell 3000(R)
              Index Fund              Index                 Index
04/06          $10,000               $10,000               $10,000
12/06           11,100                11,154                11,064
06/07           12,385                12,481                11,851
12/07           12,712                12,844                11,633
06/08           11,784                11,941                10,348
12/08            7,134                 7,245                 7,293
06/09            8,087                 8,248                 7,599
12/09           10,339                10,575                 9,360
06/10            9,726                 9,980                 8,794
12/10           12,228                12,594                10,945
06/11           13,439                13,889                11,640
12/11           12,607                13,071                11,057
06/12           14,314                14,885                12,088

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2007 through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07         96               9              4              1
01/01/08 - 12/31/08        133               3              6              0
01/01/09 - 12/31/09        109               3              0              0
01/01/10 - 12/31/10        149               0              0              0
01/01/11 - 12/31/11        135               0              0              0
01/01/12 - 06/30/12         72               1              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        135               5              1              0
01/01/08 - 12/31/08        108               2              1              0
01/01/09 - 12/31/09        135               5              0              0
01/01/10 - 12/31/10        103               0              0              0
01/01/11 - 12/31/11        116               1              0              0
01/01/12 - 06/30/12         50               2              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QQEW - FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is the equal-weighted version of the NASDAQ-100 Index(R) which includes 100 of the largest non-financial securities listed on NASDAQ(R) based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R), but each of the securities is initially set at a weight of 1.00% of the Index and is rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 04/25/06.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (04/19/06)        Ended      (04/19/06)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                           9.18%       -1.27%        2.83%         3.94%        14.98%        27.05%
Market Value                                  9.18%       -1.35%        2.82%         3.93%        14.93%        27.00%

INDEX PERFORMANCE
NASDAQ-100 Equal Weighted Index(SM)           9.45%       -0.64%        3.50%         4.58%        18.75%        32.01%
NASDAQ-100 Index(R)                          15.43%       13.73%        7.02%         7.61%        40.41%        57.51%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Information Technology                       48.88%
 Consumer Discretionary                       24.07
 Health Care                                  15.09
 Industrials                                   4.97
 Consumer Staples                              4.00
 Materials                                     1.98
 Telecommunication Services                    1.01
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Sears Holdings Corp.                          1.15%
 NVIDIA Corp.                                  1.11
 News Corp., Class A                           1.10
 Green Mountain Coffee Roasters, Inc.          1.08
 Apollo Group, Inc., Class A                   1.08
 Nuance Communications, Inc.                   1.08
 DIRECTV, Class A                              1.07
 Liberty Interactive Corp., Class A            1.07
 Virgin Media, Inc.                            1.07
 Oracle Corp.                                  1.06
                                             -------
      Total                                   10.87%
                                             =======




---------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Equal Weighted Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QQEW - FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND (CONTINUED)



                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 APRIL 19, 2006 - JUNE 30, 2012

            First Trust NASDAQ-100 Equal      NASDAQ-100 Equal       NASDAQ-100
              Weighted Index(SM) Fund        Weighted Index(SM)       Index(R)
04/06                $10,000                      $10,000              $10,000
12/06                 10,060                       10,097               10,168
06/07                 11,050                       11,117               11,217
12/07                 11,040                       11,142               12,124
06/08                  9,673                        9,785               10,708
12/08                  6,187                        6,292                7,084
06/09                  7,653                        7,803                8,671
12/09                  9,871                       10,100               10,954
06/10                  9,314                        9,561               10,278
12/10                 11,968                       12,321               13,161
06/11                 12,867                       13,288               13,849
12/11                 11,636                       12,063               13,645
06/12                 12,704                       13,203               15,750

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2007 through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        151               0              3              0
01/01/08 - 12/31/08        152               4              1              1
01/01/09 - 12/31/09        144               0              0              0
01/01/10 - 12/31/10        155               1              0              0
01/01/11 - 12/31/11        151               0              0              0
01/01/12 - 06/30/12         86               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07         97               0              0              0
01/01/08 - 12/31/08         94               1              0              0
01/01/09 - 12/31/09        104               3              1              0
01/01/10 - 12/31/10         95               1              0              0
01/01/11 - 12/31/11        101               0              0              0
01/01/12 - 06/30/12         39               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QTEC - FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

The First Trust NASDAQ-100-Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on NASDAQ(R) based on market capitalization. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 04/25/06.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (04/19/06)        Ended      (04/19/06)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                           4.56%       -2.21%        3.09%         3.96%        16.43%        27.20%
Market Value                                  4.64%       -2.17%        3.08%         3.96%        16.37%        27.25%

INDEX PERFORMANCE
NASDAQ-100 Technology Sector Index(SM)        4.89%       -1.58%        3.77%         4.61%        20.33%        32.23%
S&P 500 Information Technology Index         13.34%       13.74%        4.58%         5.68%        25.12%        40.84%
S&P 500(R) Index                              9.49%        5.45%        0.22%         2.80%         1.09%        18.67%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Information Technology                       95.47%
 Consumer Discretionary                        2.28
 Health Care                                   2.25
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 NVIDIA Corp.                                  2.53%
 Nuance Communications, Inc.                   2.45
 Oracle Corp.                                  2.41
 Micron Technology, Inc.                       2.41
 Avago Technologies Ltd.                       2.37
 Seagate Technology PLC                        2.36
 Linear Technology Corp.                       2.36
 Autodesk, Inc.                                2.36
 Citrix Systems, Inc.                          2.35
 Applied Materials, Inc.                       2.34
                                             -------
      Total                                   23.94%
                                             =======




---------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QTEC - FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 APRIL 19, 2006 - JUNE 30, 2012

            First Trust           NASDAQ-100          S&P 500
       NASDAQ-100-Technology      Technology        Information      S&P 500(R)
       Sector Index(SM) Fund   Sector Index(SM)   Technology Index     Index
04/06        $10,000               $10,000            $10,000         $10,000
12/06          9,985                10,020             10,296          10,975
06/07         10,925                10,989             11,256          11,739
12/07         10,750                10,847             11,975          11,579
06/08          9,755                 9,872             10,409          10,199
12/08          5,885                 5,983              6,809           7,295
06/09          7,890                 8,048              8,502           7,526
12/09         10,587                10,838             11,011           8,225
06/10          9,782                10,041              9,847           8,612
12/10         12,907                13,293             12,133          10,616
06/11         13,006                13,435             12,383          11,254
12/11         12,165                12,606             12,426          10,839
06/12         12,720                13,222             14,084          11,868

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2007 through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        153               0              0              0
01/01/08 - 12/31/08        138               6              1              1
01/01/09 - 12/31/09        151               4              0              0
01/01/10 - 12/31/10        188               0              0              0
01/01/11 - 12/31/11        161               0              0              0
01/01/12 - 06/30/12         76               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07         98               0              0              0
01/01/08 - 12/31/08        104               2              1              0
01/01/09 - 12/31/09         94               3              0              0
01/01/10 - 12/31/10         63               1              0              0
01/01/11 - 12/31/11         91               0              0              0
01/01/12 - 06/30/12         49               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FBT - FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

The First Trust NYSE Arca Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NYSE Arca Biotechnology Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology and genomics. This Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 06/23/06.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (06/19/06)        Ended      (06/19/06)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                          34.18%        0.02%       12.88%        14.13%        83.29%       121.87%
Market Value                                 34.19%       -0.09%       12.88%        14.12%        83.25%       121.82%

INDEX PERFORMANCE
NYSE Arca Biotechnology Index(SM)            34.61%        0.59%       13.57%        14.82%        88.97%       130.14%
NASDAQ(R) Biotechnology Index                24.82%       22.35%       11.43%        11.43%        71.80%        92.02%
S&P 500(R) Index                              9.49%        5.45%        0.22%         3.76%         1.09%        24.93%
S&P Composite 1500 Health Care Index         11.49%        9.23%        4.15%         6.49%        22.55%        46.08%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 INDUSTRY                                  INVESTMENTS
 Biotechnology                                71.18%
 Life Sciences Tools & Services               23.54
 Health Care                                   5.28
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Vertex Pharmaceuticals, Inc.                  7.51%
 Amylin Pharmaceuticals, Inc.                  6.05
 United Therapeutics Corp.                     5.76
 Incyte Corp.                                  5.74
 Biogen Idec, Inc.                             5.57
 Affymetrix, Inc.                              5.38
 Nektar Therapeutics                           5.28
 Amgen, Inc.                                   4.95
 Alexion Pharmaceuticals, Inc.                 4.94
 Gilead Sciences, Inc.                         4.94
                                             -------
      Total                                   56.12%
                                             =======




---------------
The NYSE Arca Biotechnology Index(SM) is a trademark of NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FBT - FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 JUNE 19, 2006 - JUNE 30, 2012

           First Trust NYSE Arca              NYSE Arca                 NASDAQ(R)           S&P 500(R)   S&P Composite 1500
          Biotechnology Index Fund     Biotechnology Index(SM)     Biotechnology Index        Index       Health Care Index
06/06             $10,000                     $10,000                   $10,000              $10,000           $10,000
12/06              11,775                      11,815                    11,114               11,554            11,194
06/07              12,105                      12,179                    11,177               12,358            11,919
12/07              12,205                      12,320                    11,630               12,189            12,092
06/08              11,410                      11,557                    11,086               10,736            10,593
12/08               9,968                      10,138                    10,200                7,679             9,218
06/09              10,722                      10,921                    10,491                7,922             9,305
12/09              14,441                      14,758                    11,828                9,711            11,132
06/10              15,629                      16,026                    11,227                9,065            10,324
12/10              19,768                      20,327                    13,726               11,174            11,712
06/11              22,182                      22,880                    15,694               11,847            13,374
12/11              16,534                      17,096                    15,385               11,410            13,104
06/12              22,185                      23,013                    19,204               12,493            14,610

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2007 through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        162               8              1              0
01/01/08 - 12/31/08        170               9              0              0
01/01/09 - 12/31/09         93               3              0              0
01/01/10 - 12/31/10        165               1              0              1
01/01/11 - 12/31/11        151               1              0              0
01/01/12 - 06/30/12         60               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07         76               3              1              0
01/01/08 - 12/31/08         72               1              1              0
01/01/09 - 12/31/09        152               4              0              0
01/01/10 - 12/31/10         83               1              0              1
01/01/11 - 12/31/11        100               0              0              0
01/01/12 - 06/30/12         65               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDN - FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

The First Trust Dow Jones Internet Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indexes, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 06/23/06.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (06/19/06)        Ended      (06/19/06)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                           9.45%       -2.45%        6.46%         9.97%        36.74%        77.41%
Market Value                                  9.32%       -2.59%        6.43%         9.95%        36.58%        77.21%

INDEX PERFORMANCE
Dow Jones Internet Composite Index(SM)        9.78%       -1.74%        7.05%        10.58%        40.57%        83.36%
S&P 500(R) Index                              9.49%        5.45%        0.22%         3.76%         1.09%        24.93%
S&P Composite 1500 Information
   Technology Index                          12.72%       11.25%        4.31%         7.77%        23.49%        57.03%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Information Technology                       74.06%
 Consumer Discretionary                       20.42
 Financials                                    3.85
 Health Care                                   1.67
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Google, Inc., Class A                         9.67%
 Amazon.com, Inc.                              7.82
 eBay, Inc.                                    6.23
 priceline.com, Inc.                           5.46
 Yahoo!, Inc.                                  4.29
 Salesforce.com, Inc.                          4.17
 Equinix, Inc.                                 3.22
 Juniper Networks, Inc.                        3.11
 VeriSign, Inc.                                3.02
 LinkedIn Corp., Class A                       2.99
                                             -------
      Total                                   49.98%
                                             =======




---------------
Dow Jones and Dow Jones Internet Composite Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Internet Composite Index(SM), is not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDN - FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 JUNE 19, 2006 - JUNE 30, 2012

              First Trust                                                S&P Composite 1500
          Dow Jones Internet     Dow Jones Internet     S&P 500(R)     Information Technology
            Index(SM) Fund      Composite Index(SM)       Index                Index
06/06          $10,000              $10,000              $10,000              $10,000
12/06           11,285               11,315               11,554               11,574
06/07           12,975               13,044               12,358               12,716
12/07           12,545               12,651               12,189               13,360
06/08           11,203               11,327               10,736               11,638
12/08            7,023                7,114                7,679                7,629
06/09            9,374                9,524                7,922                9,506
12/09           12,587               12,825                9,711               12,286
06/10           11,980               12,222                9,065               11,055
12/10           17,197               17,603               11,174               13,776
06/11           18,186               18,661               11,847               14,115
12/11           16,209               16,702               11,410               13,930
06/12           17,741               18,335               12,493               15,702

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2007 through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        130               7             6               0
01/01/08 - 12/31/08        140               4             1               0
01/01/09 - 12/31/09        134               2             1               0
01/01/10 - 12/31/10        189               0             0               0
01/01/11 - 12/31/11        151               0             0               0
01/01/12 - 06/30/12         58               0             0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        101               5              2              0
01/01/08 - 12/31/08        105               2              1              0
01/01/09 - 12/31/09        112               3              0              0
01/01/10 - 12/31/10         63               0              0              0
01/01/11 - 12/31/11        101               0              0              0
01/01/12 - 06/30/12         67               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDV - FIRST TRUST STRATEGIC VALUE INDEX FUND

The First Trust Strategic Value Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Credit Suisse U.S. Value Index, Powered by HOLT(TM) (the "Index"). The Index is an equally-weighted index which measures the performance of fifty stocks which have the highest HOLT valuation score and meet liquidity and tradeability requirements. The HOLT valuation scoring model aims to convert accounting data into cash as measured by HOLT's proprietary CFROI(R) metric. The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 07/11/06.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (07/06/06)        Ended      (07/06/06)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                           5.43%       -5.13%        0.04%         3.76%         0.22%        24.72%
Market Value                                  5.53%       -5.09%        0.02%         3.76%         0.10%        24.72%

INDEX PERFORMANCE
Credit Suisse U.S. Value Index, Powered
   by HOLT(TM)*                               5.78%       -4.40%         N/A           N/A           N/A           N/A
S&P 500 Value Index                           8.92%        3.00%       -2.68%         0.95%       -12.72%         5.85%
S&P 500(R) Index                              9.49%        5.45%        0.22%         3.30%         1.09%        21.48%
---------------------------------------------------------------------------------------------------------------------------

* On June 19, 2010, the Fund's underlying index changed from the Deutsche Bank CROCI(R) US+ Index(TM) to the Credit Suisse U.S. Value Index, Powered by HOLT(TM). The inception date of the Index was June 14, 2010. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period.

(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Financials                                   25.58%
 Energy                                       18.25
 Health Care                                  16.62
 Information Technology                       15.21
 Industrials                                  11.54
 Materials                                     6.34
 Consumer Discretionary                        4.32
 Telecommunication Services                    2.14
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 News Corp., Class A                           2.43%
 Marathon Petroleum Corp.                      2.36
 Merck & Co., Inc.                             2.24
 CF Industries Holdings, Inc.                  2.20
 Valero Energy Corp.                           2.20
 St. Jude Medical, Inc.                        2.19
 Newmont Mining Corp.                          2.19
 McKesson Corp.                                2.18
 Eli Lilly & Co.                               2.17
 CenturyLink, Inc.                             2.14
                                             -------
      Total                                   22.30%
                                             =======




---------------
"Credit Suisse," "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group AG, Credit Suisse Securities
(USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust on behalf of the Fund. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDV - FIRST TRUST STRATEGIC VALUE INDEX FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  JULY 6, 2006 - JUNE 30, 2012

            First Trust Strategic Value      S&P 500                S&P 500(R)
                    Index Fund             Value Index                Index
07/06                $10,000                 $10,000                 $10,000
12/06                 11,074                  11,294                  11,235
06/07                 12,444                  12,126                  12,016
12/07                 12,210                  11,519                  11,852
06/08                 11,253                   9,671                  10,440
12/08                  7,665                   7,002                   7,467
06/09                  8,640                   6,903                   7,703
12/09                 10,686                   8,484                   9,443
06/10                  9,880                   8,034                   8,815
12/10                 12,185                   9,765                  10,866
06/11                 13,144                  10,276                  11,520
12/11                 11,827                   9,718                  11,095
06/12                 12,469                  10,585                  12,148

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2007 through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        121              15              4              0
01/01/08 - 12/31/08        115               3              2              0
01/01/09 - 12/31/09        139               3              0              0
01/01/10 - 12/31/10        152               0              0              0
01/01/11 - 12/31/11        129               0              0              0
01/01/12 - 06/30/12         78               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        100               8              2              1
01/01/08 - 12/31/08        126               7              0              0
01/01/09 - 12/31/09        107               3              0              0
01/01/10 - 12/31/10        100               0              0              0
01/01/11 - 12/31/11        123               0              0              0
01/01/12 - 06/30/12         47               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVI - FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

The First Trust Value Line(R) Equity Allocation Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Equity Allocation Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the 1,700-stock Value Line(R) universe across market capitalizations and investment styles for growth and value that appear to have the greatest potential for capital appreciation. The Index is rebalanced on a semi-annual basis in February and August. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 12/07/06.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (12/05/06)        Ended      (12/05/06)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                           1.74%       -9.96%       -1.41%        -0.21%        -6.85%        -1.17%
Market Value                                  2.07%       -9.62%       -1.34%        -0.14%        -6.53%        -0.78%

INDEX PERFORMANCE
Value Line(R) Equity Allocation Index(TM)     2.15%       -9.25%       -0.52%         0.62%        -2.56%         3.52%
Russell 3000(R) Index                         9.32%        3.84%        0.39%         1.62%         1.99%         9.33%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Consumer Discretionary                       22.71%
 Industrials                                  18.21
 Financials                                   12.82
 Information Technology                       11.41
 Health Care                                   9.66
 Materials                                     8.46
 Energy                                        8.01
 Consumer Staples                              5.73
 Utilities                                     2.59
 Telecommunication Services                    0.40
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Gap (The), Inc.                               1.59%
 TJX (The) Cos., Inc.                          1.56
 Anheuser-Busch InBev NV, ADR                  1.55
 Discover Financial Services                   1.54
 Ross Stores, Inc.                             1.51
 Apple, Inc.                                   1.50
 Allstate (The) Corp.                          1.42
 Sony Corp., ADR                               1.41
 Ingersoll-Rand PLC                            1.39
 Wells Fargo & Co.                             1.38
                                             -------
      Total                                   14.85%
                                             =======




---------------
"Value Line(R)" and "Value Line(R) Equity Allocation Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Equity Allocation Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVI - FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                DECEMBER 5, 2006 - JUNE 30, 2012

        First Trust Value Line(R)
            Equity Allocation         Value Line(R) Equity      Russell 3000(R)
               Index Fund             Allocation Index(TM)           Index
12/5/06          $10,000                  $10,000                   $10,000
12/06              9,890                    9,897                    10,008
06/07             10,610                   10,623                    10,720
12/07             10,350                   10,398                    10,522
06/08              9,470                    9,551                     9,360
12/08              6,681                    6,772                     6,597
06/09              7,037                    7,177                     6,874
12/09              8,962                    9,192                     8,466
06/10              8,831                    9,104                     7,954
12/10             10,741                   11,125                     9,900
06/11             10,976                   11,405                    10,529
12/11              9,714                   10,132                    10,001
06/12              9,883                   10,350                    10,933

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2007 through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07         80               6              2              0
01/01/08 - 12/31/08        110               5              0              1
01/01/09 - 12/31/09        110               3              0              0
01/01/10 - 12/31/10        156               0              0              0
01/01/11 - 12/31/11        146               1              0              0
01/01/12 - 06/30/12         79               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        157               5              1              0
01/01/08 - 12/31/08        131               4              2              0
01/01/09 - 12/31/09        138               1              0              0
01/01/10 - 12/31/10         95               1              0              0
01/01/11 - 12/31/11        105               0              0              0
01/01/12 - 06/30/12         46               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVD - FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

The First Trust Value Line(R) Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks which Value Line, Inc(R) gives a Safety(TM) Ranking of #1 or #2 in the Value Line(R) Safety(TM) Ranking System and have the potential to pay above-average dividends and achieve capital appreciation. The Index is rebalanced on a monthly basis. The Fund's shares are listed for trading on the NYSE Arca.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (08/19/03)        Ended      (08/19/03)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                           6.33%        7.22%        2.81%         7.52%        14.85%        90.20%
Market Value                                  6.27%        7.02%        2.81%         7.51%        14.85%        90.09%

INDEX PERFORMANCE
Value Line(R) Dividend Index(TM)              6.85%        8.14%        3.61%          N/A         19.42%          N/A
S&P 500(R) Index                              9.49%        5.45%        0.22%         5.64%         1.09%        62.63%
Dow Jones U.S. Select Dividend Index(SM)      6.54%       10.50%       -0.21%          N/A         -1.05%          N/A
---------------------------------------------------------------------------------------------------------------------------

  On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) Dividend Fund (the "Predecessor FVD Fund," a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (12/15/06) through period end (06/30/12) were 17.59% for both NAV and Market Value. That compares to an Index return of 22.77% for the same period. The average annual total returns for the period from the reorganization date (12/15/06) through period end (06/30/12) were 2.97% for both NAV and Market Value. That compares to an Index return of 3.80% for the same period.

  NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to December 15, 2006, NAV and Market Value returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVD Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Amex) closing market price of the Predecessor FVD Fund.

(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Utilities                                    22.75%
 Consumer Staples                             16.45
 Industrials                                  11.58
 Financials                                   11.50
 Health Care                                   9.97
 Information Technology                        9.78
 Consumer Discretionary                        6.93
 Energy                                        5.93
 Materials                                     2.84
 Telecommunication Services                    2.27
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Lincare Holdings, Inc.                        0.75%
 Murphy Oil Corp.                              0.64
 Hillshire Brands Co.                          0.63
 Occidental Petroleum Corp.                    0.62
 Deere & Co.                                   0.61
 Leggett & Platt, Inc.                         0.60
 Marathon Oil Corp.                            0.60
 Eaton Corp.                                   0.59
 Staples, Inc.                                 0.59
 Chevron Corp.                                 0.59
                                             -------
      Total                                    6.22%
                                             =======




---------------
"Value Line(R)" and "Value Line(R) Dividend Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Dividend Index(TM), is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVD - FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        AUGUST 19, 2003 - JUNE 30, 2012

                  First Trust Value Line(R)      S&P 500(R)
                     Dividend Index Fund            Index
08/03                     $10,000                  $10,000
12/03                      10,612                   11,166
06/04                      11,244                   11,551
12/04                      12,605                   12,381
06/05                      12,987                   12,281
12/05                      13,435                   12,989
06/06                      14,208                   13,341
12/06                      16,137                   15,041
06/07                      16,571                   16,088
12/07                      15,586                   15,867
06/08                      14,067                   13,977
12/08                      11,818                    9,997
06/09                      11,676                   10,313
12/09                      14,132                   12,642
06/10                      13,725                   11,801
12/10                      16,404                   14,547
06/11                      17,738                   15,423
12/11                      17,885                   14,854
06/12                      19,017                   16,264

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2007 through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07         56               6              3              0
01/01/08 - 12/31/08        126               6              3              0
01/01/09 - 12/31/09        136               6              0              0
01/01/10 - 12/31/10        180               0              0              0
01/01/11 - 12/31/11        218               1              0              0
01/01/12 - 06/30/12        108               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/07 - 12/31/07        176               9              1              0
01/01/08 - 12/31/08        105              11              2              0
01/01/09 - 12/31/09        107               3              0              0
01/01/10 - 12/31/10         72               0              0              0
01/01/11 - 12/31/11         33               0              0              0
01/01/12 - 06/30/12         17               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QQXT - FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

The First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index contains securities of the NASDAQ-100 Index(R) that are not classified as "technology" according to the Industry Classification Benchmark classification system and, as a result, is a subset of the NASDAQ-100 Index(R). The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on NASDAQ(R) based on market capitalization. The Index is equally-weighted and is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 02/15/07.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (02/08/07)        Ended      (02/08/07)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                          12.77%       -0.46%        2.63%         3.29%        13.88%        19.07%
Market Value                                 11.86%       -1.31%        2.46%         3.13%        12.91%        18.05%

INDEX PERFORMANCE
NASDAQ-100 Ex-Tech Sector Index(SM)          13.06%        0.18%        3.28%         3.94%        17.52%        23.17%
Russell 1000(R) Index                         9.38%        4.37%        0.39%         1.13%         1.95%         6.22%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR (1)                                INVESTMENTS
 Consumer Discretionary                       41.13%
 Health Care                                  25.14
 Information Technology                       12.41
 Industrials                                   8.87
 Consumer Staples                              7.13
 Materials                                     3.52
 Telecommunication Services                    1.80
                                             -------
      Total                                  100.00%
                                             =======

(1) The above sector allocation is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Sears Holdings Corp.                          2.06%
 News Corp., Class A                           1.95
 Green Mountain Coffee Roasters, Inc.          1.93
 Apollo Group, Inc., Class A                   1.92
 DIRECTV, Class A                              1.91
 Liberty Interactive Corp., Class A            1.91
 Virgin Media, Inc.                            1.91
 Alexion Pharmaceuticals, Inc.                 1.87
 Perrigo Co.                                   1.86
 Life Technologies Corp.                       1.85
                                             -------
      Total                                   19.17%
                                             =======




---------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Ex-Tech Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QQXT - FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                FEBRUARY 8, 2007 - JUNE 30, 2012

                First Trust
         NASDAQ-100 Ex-Technology      NASDAQ-100 Ex-Tech       Russell 1000(R)
           Sector Index(SM) Fund          Sector Index(SM)            Index
02/07            $10,000                     $10,000                 $10,000
12/07             10,595                      10,653                  10,282
06/08              9,057                       9,126                   9,131
12/08              6,029                       6,102                   6,417
06/09              7,060                       7,165                   6,694
12/09              8,848                       9,009                   8,241
06/10              8,454                       8,633                   7,714
12/10             10,674                      10,935                   9,568
06/11             11,961                      12,294                  10,177
12/11             10,558                      10,894                   9,711
06/12             11,906                      12,317                  10,622

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2007 (commencement of trading) through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
02/15/07 - 12/31/07        110               0              0              3
01/01/08 - 12/31/08        136               2              0              3
01/01/09 - 12/31/09        137               1              3              1
01/01/10 - 12/31/10        156               0              0              0
01/01/11 - 12/31/11        159               0              0              0
01/01/12 - 06/30/12         73               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
02/15/07 - 12/31/07        103               1              2              3
01/01/08 - 12/31/08        110               2              0              0
01/01/09 - 12/31/09        109               1              0              0
01/01/10 - 12/31/10         94               2              0              0
01/01/11 - 12/31/11         93               0              0              0
01/01/12 - 06/30/12         49               3              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QCLN - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ(R) Clean Edge(R) Green Energy Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equity index designed to track the performance of clean energy companies that are publicly traded in the United States and includes companies engaged in manufacturing, development, distribution and installation of emerging clean-energy technologies including, but not limited to, solar photovoltaics, biofuels and advanced batteries. The Index is a modified market capitalization weighted index in which larger companies receive a larger Index weighting. The Index weighting methodology also includes caps to prevent high concentrations among larger alternative energy stocks. The Index is reconstituted semi-annually in March and September and rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 02/14/07.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (02/08/07)        Ended      (02/08/07)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                            -3.21%      -38.87%      -16.84%       -13.18%       -60.24%       -53.30%
Market Value                                   -3.12%      -39.05%      -16.84%       -13.21%       -60.24%       -53.40%

INDEX PERFORMANCE
NASDAQ(R) Clean Edge(R) Green Energy Index     -3.41%      -38.80%      -16.36%       -12.66%       -59.07%       -51.78%
Russell 2000(R) Index                           8.53%       -2.08%        0.54%         0.98%         2.73%         5.41%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Information Technology                       72.79%
 Industrials                                  12.47
 Consumer Discretionary                        7.88
 Energy                                        3.59
 Utilities                                     2.48
 Materials                                     0.79
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Linear Technology Corp.                       8.02%
 Tesla Motors, Inc.                            7.88
 ON Semiconductor Corp.                        7.82
 Cree, Inc.                                    7.38
 Hexcel Corp.                                  6.35
 Universal Display Corp.                       4.26
 Itron, Inc.                                   4.21
 Fairchild Semiconductor International, Inc.   3.96
 Microsemi Corp.                               3.89
 AVX Corp.                                     3.65
                                             -------
      Total                                   57.42%
                                             =======




---------------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ OMX and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QCLN - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                FEBRUARY 8, 2007 - JUNE 30, 2012

               First Trust
         NASDAQ(R) Clean Edge(R)    NASDAQ(R) Clean Edge(R)    Russell 2000(R)
         Green Energy Index Fund      Green Energy Index            Index
02/07           $10,000                   $10,000                  $10,000
12/07            15,430                    15,522                    9,489
06/08            12,350                    12,472                    8,599
12/08             5,595                     5,675                    6,283
06/09             6,920                     7,038                    6,449
12/09             8,045                     8,213                    7,990
06/10             6,665                     6,824                    7,834
12/10             8,210                     8,434                   10,136
06/11             7,640                     7,879                   10,765
12/11             4,825                     4,992                    9,713
06/12             4,670                     4,822                   10,542

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 14, 2007 (commencement of trading) through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
02/14/07 - 12/31/07         39               0              4              3
01/01/08 - 12/31/08         87               1              2              0
01/01/09 - 12/31/09         92               4              0              0
01/01/10 - 12/31/10         79               0              0              0
01/01/11 - 12/31/11        125               5              0              0
01/01/12 - 06/30/12         11               0              1              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
02/14/07 - 12/31/07        176               0              0              0
01/01/08 - 12/31/08        156               3              4              0
01/01/09 - 12/31/09        152               3              1              0
01/01/10 - 12/31/10        173               0              0              0
01/01/11 - 12/31/11        116               6              0              0
01/01/12 - 06/30/12         93              20              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FRI - FIRST TRUST S&P REIT INDEX FUND

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P United States REIT Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the securitized U.S. real estate investment trust ("REIT") market and maintains a constituency that reflects the composition of the overall REIT market. The Index contains securities selected for market representation according to geography and property type. All securities in the Index satisfy the Index's liquidity, price and market capitalization requirements. The Standard & Poor's Index Committee, a team of Standard & Poor's economists and index analysts, maintains the Index. The S&P Index Committee makes constituent changes on an as-needed basis. Share adjustments that exceed 5% are made at the time of the change. Share adjustments of less than 5% are made on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 05/10/07.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (05/08/07)        Ended      (05/08/07)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                          14.64%       12.45%        1.75%         0.01%         9.05%         0.05%
Market Value                                 14.45%       12.19%        1.67%        -0.02%         8.63%        -0.11%

INDEX PERFORMANCE
S&P United States REIT Index*                14.93%       13.05%         N/A           N/A           N/A           N/A
FTSE EPRA/NAREIT North America Index         14.62%       12.15%        2.27%         0.53%        11.87%         2.76%
Russell 3000(R) Index                         9.32%        3.84%        0.39%         0.36%         1.99%         1.87%
---------------------------------------------------------------------------------------------------------------------------

 * On November 6, 2008, the Fund's underlying index changed from the S&P REIT Composite Index to the S&P United States REIT Index. Therefore, the Fund's performance and historical returns shown for the periods prior to November 6, 2008 are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.

(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO REIT CLASS ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 REIT CLASS                                INVESTMENTS
 Retail                                       27.89%
 Specialized                                  26.91
 Residential                                  17.89
 Office                                       15.03
 Diversified                                   7.43
 Industrial                                    4.85
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Simon Property Group, Inc.                   10.95%
 Public Storage                                4.77
 Equity Residential                            4.35
 HCP, Inc.                                     4.30
 Ventas, Inc.                                  4.23
 Boston Properties, Inc.                       3.77
 Vornado Realty Trust                          3.62
 Prologis, Inc.                                3.55
 AvalonBay Communities, Inc.                   3.13
 Health Care REIT, Inc.                        2.89
                                             -------
      Total                                   45.56%
                                             =======




---------------
Standard & Poor's(R), S&P(R) and S&P United States REIT Index are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FRI - FIRST TRUST S&P REIT INDEX FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  MAY 8, 2007 - JUNE 30, 2012

            First Trust S&P          FTSE EPRA/NAREIT           Russell 3000(R)
            REIT Index Fund        North America Index               Index
05/07           $10,000                 $10,000                     $10,000
12/07             8,093                   8,206                       9,811
06/08             7,739                   7,843                       8,728
12/08             4,947                   4,872                       6,151
06/09             4,319                   4,381                       6,405
12/09             6,333                   6,442                       7,889
06/10             6,679                   6,772                       7,412
12/10             8,090                   8,287                       9,225
06/11             8,899                   9,163                       9,811
12/11             8,729                   8,965                       9,319
06/12            10,007                  10,276                      10,188

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/10/07 - 12/31/07         46              13              4              1
01/01/08 - 12/31/08         91              15              9             11
01/01/09 - 12/31/09        136              16              1              0
01/01/10 - 12/31/10        185               0              0              0
01/01/11 - 12/31/11        149               1              0              0
01/01/12 - 06/30/12         77               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/10/07 - 12/31/07         85               9              5              0
01/01/08 - 12/31/08        109              12              4              2
01/01/09 - 12/31/09         84              14              1              0
01/01/10 - 12/31/10         67               0              0              0
01/01/11 - 12/31/11        102               0              0              0
01/01/12 - 06/30/12         48               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FIW - FIRST TRUST ISE WATER INDEX FUND

The First Trust ISE Water Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Water Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified market capitalization weighted index comprised of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 05/11/07.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (05/08/07)        Ended      (05/08/07)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                           9.92%       -0.90%        1.63%         3.27%         8.44%        18.03%
Market Value                                 11.25%        0.11%        1.87%         3.47%         9.69%        19.18%

INDEX PERFORMANCE
ISE Water Index(TM)                          10.37%       -0.14%        2.33%         3.98%        12.20%        22.25%
Russell 3000(R) Index                         9.32%        3.84%        0.39%         0.36%         1.99%         1.87%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Industrials                                  60.48%
 Utilities                                    24.22
 Materials                                     5.64
 Information Technology                        5.42
 Health Care                                   4.24
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Lindsay Corp.                                 4.31%
 Energy Recovery, Inc.                         4.28
 Cia de Saneamento Basico do Estado de
      Sao Paulo, ADR                           4.11
 Badger Meter, Inc.                            4.04
 Aqua America, Inc.                            4.02
 California Water Service Group                4.01
 Veolia Environment, ADR                       3.93
 American Water Works Co., Inc.                3.87
 Watts Water Technologies, Inc., Class A       3.87
 Pentair, Inc.                                 3.72
                                             -------
      Total                                   40.16%
                                             =======




---------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Water Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE Water Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FIW - FIRST TRUST ISE WATER INDEX FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  MAY 8, 2007 - JUNE 30, 2012

                First Trust
            ISE Water Index Fund   ISE Water Index(TM)    Russell 3000(R) Index
05/07             $1,0000                $10,000                $10,000
12/07              11,212                 11,260                  9,811
06/08              10,992                 11,056                  8,728
12/08               7,915                  7,987                  6,151
06/09               8,168                  8,276                  6,405
12/09               9,522                  9,681                  7,889
06/10               8,989                  9,168                  7,412
12/10              11,378                 11,653                  9,225
06/11              11,910                 12,243                  9,811
12/11              10,738                 11,076                  9,319
06/12              11,803                 12,225                 10,188

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 11, 2007 (commencement of trading) through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07         51               0              0              1
01/01/08 - 12/31/08        129               3              3              1
01/01/09 - 12/31/09        103               4              0              0
01/01/10 - 12/31/10        146               0              0              0
01/01/11 - 12/31/11        131               0              0              0
01/01/12 - 06/30/12         48               1              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07        109               0              1              0
01/01/08 - 12/31/08        106               8              3              0
01/01/09 - 12/31/09        131              13              1              0
01/01/10 - 12/31/10        105               1              0              0
01/01/11 - 12/31/11        121               0              0              0
01/01/12 - 06/30/12         76               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FCG - FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

The First Trust ISE-Revere Natural Gas Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-REVERE Natural Gas Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The Index is constructed by establishing the universe of stocks listed in the U.S. of companies involved in the natural gas exploration and production industries and then eliminates stocks whose natural gas proven reserves do not meet certain requirements. The Index then ranks all candidate stocks using four different methods and, often averaging the rankings, selects the top 30 stocks based on the final rank. The Index is rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 05/11/07.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (05/08/07)        Ended      (05/08/07)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                          -9.48%      -23.48%       -3.66%        -3.28%       -16.99%       -15.75%
Market Value                                 -9.37%      -23.44%       -3.62%        -3.26%       -16.85%       -15.69%

INDEX PERFORMANCE
ISE-REVERE Natural Gas Index(TM)             -9.20%      -22.98%       -2.98%        -2.59%       -14.02%       -12.64%
Russell 3000(R) Index                         9.32%        3.84%        0.39%         0.36%         1.99%         1.87%
S&P Composite 1500 Energy Index              -2.94%       -9.53%        0.90%         2.10%         4.60%        11.31%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SUB-INDUSTRY ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SUB-INDUSTRY                              INVESTMENTS
 Oil & Gas Exploration & Production           90.60%
 Integrated Oil & Gas                          6.26
 Gas Utilities                                 3.14
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Quicksilver Resources, Inc.                   4.61%
 Penn Virginia Corp.                           4.15
 Ultra Petroleum Corp.                         3.77
 Bill Barrett Corp.                            3.75
 Cabot Oil & Gas Corp.                         3.64
 Southwestern Energy Co.                       3.59
 EXCO Resources, Inc.                          3.56
 EQT Corp.                                     3.54
 QEP Resources, Inc.                           3.47
 Comstock Resources, Inc.                      3.46
                                             -------
      Total                                   37.54%
                                             =======




---------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE-REVERE Natural Gas Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FCG - FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  MAY 8, 2007 - JUNE 30, 2012

         First Trust ISE-Revere           ISE-REVERE            Russell 3000(R)     S&P Composite 1500
         Natural Gas Index Fund      Natural Gas Index(TM)           Index             Energy Index
05/07          $10,000                    $10,000                   $10,000              $10,000
12/07           11,166                     11,213                     9,804               12,170
06/08           15,755                     15,942                     8,721               13,578
12/08            5,967                      6,016                     6,147                7,810
06/09            6,454                      6,518                     6,405                7,740
12/09            8,903                      9,017                     7,889                9,092
06/10            7,752                      7,891                     7,412                8,016
12/10            9,992                     10,254                     9,225               11,036
06/11           11,012                     11,342                     9,811               12,304
12/11            9,308                      9,620                     9,319               11,469
06/11            8,426                      8,735                    10,188               11,132

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 11, 2007 (commencement of trading) through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07         49               0              0              2
01/01/08 - 12/31/08        131               6              1              2
01/01/09 - 12/31/09        174               1              0              0
01/01/10 - 12/31/10        124               0              0              0
01/01/11 - 12/31/11        151               0              0              0
01/01/12 - 06/30/12         74               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07        109               2              0              0
01/01/08 - 12/31/08        101               8              4              0
01/01/09 - 12/31/09         77               0              0              0
01/01/10 - 12/31/10        127               1              0              0
01/01/11 - 12/31/11        101               0              0              0
01/01/12 - 06/30/12         51               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CHINDIA INDEX FUND

The First Trust ISE Chindia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a non-market capitalization weighted portfolio of 50 American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks selected from a universe of all listed ADRs, ADSs, and/or stocks of companies from China and India currently trading on a U.S. exchange. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 05/11/07.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (05/08/07)        Ended      (05/08/07)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                           6.02%      -22.83%       -1.66%         0.13%        -8.05%         0.68%
Market Value                                  6.42%      -22.52%       -1.63%         0.16%        -7.87%         0.84%

INDEX PERFORMANCE
ISE ChIndia Index(TM)                         6.18%      -22.95%       -1.09%         0.72%        -5.35%         3.74%
Russell 3000(R) Index                         9.32%        3.84%        0.39%         0.36%         1.99%         1.87%
MSCI Emerging Markets Index                   3.93%      -15.95%       -0.09%         1.28%        -0.44%         6.76%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Information Technology                       34.45%
 Consumer Discretionary                       20.81
 Financials                                   15.40
 Energy                                        9.57
 Telecommunication Services                    8.71
 Materials                                     4.78
 Health Care                                   3.37
 Industrials                                   1.45
 Utilities                                     0.76
 Consumer Staples                              0.70
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Michael Kors Holdings Ltd.                    7.39%
 China Mobile Ltd., ADR                        7.35
 HDFC Bank Ltd., ADR                           7.31
 ICICI Bank Ltd., ADR                          7.28
 Infosys Ltd., ADR                             7.00
 Baidu, Inc., ADR                              6.43
 CNOOC Ltd., ADR                               4.32
 Sterlite Industries (India) Ltd., ADR         4.03
 Wipro Ltd., ADR                               4.00
 Tata Motors Ltd., ADR                         3.93
                                             -------
      Total                                   59.04%
                                             =======




---------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE ChIndia Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE ChIndia Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNI - FIRST TRUST ISE CHINDIA INDEX FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  MAY 8, 2007 - JUNE 30, 2012

        First Trust ISE Chindia        ISE ChIndia          Russell 3000(R)       MSCI Emerging
              Index Fund                Index(TM)                Index            Markets Index
05/07           $10,000                  $10,000                $10,000                $10,000
12/07            13,873                   13,952                  9,804                 12,715
06/08             9,985                   10,059                  8,721                 11,220
12/08             5,968                    6,031                  6,147                  5,934
06/09             8,329                    8,451                  6,405                  8,071
12/09            10,836                   11,031                  7,889                 10,593
06/10            10,540                   10,767                  7,412                  9,939
12/10            12,836                   13,175                  9,225                 12,592
06/11            13,047                   13,466                  9,811                 12,703
12/11             9,497                    9,771                  9,319                 10,273
06/12            10,069                   10,375                 10,188                 10,677

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 11, 2007 (commencement of trading) through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

QUARTER ENDED           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07         82               2              0              2
01/01/08 - 12/31/08         87               8              2              0
01/01/09 - 12/31/09        131              15             10              1
01/01/10 - 12/31/10        151               2              0              0
01/01/11 - 12/31/11         65               1              0              0
01/01/12 - 06/30/12         30               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

QUARTER ENDED           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
05/11/07 - 12/31/07         76               0              0              0
01/01/08 - 12/31/08        138              11              5              2
01/01/09 - 12/31/09         95               0              0              0
01/01/10 - 12/31/10         99               0              0              0
01/01/11 - 12/31/11        186               0              0              0
01/01/12 - 06/30/12         85              10              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVL - FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

The First Trust Value Line(R) 100 Exchange-Traded Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) 100 Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-dollar weighted index that is designed to objectively identify and select 100 stocks from the universe of stocks to which Value Line(R) assigns a #1 ranking in the Value Line(R) Timeliness(TM) Ranking System (the "Ranking System"). At any one time only 100 stocks are assigned a #1 ranking in the Ranking System. The Index is rebalanced quarterly. The Fund's shares are listed for trading on the NYSE Arca.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended      (06/12/03)        Ended      (06/12/03)
                                             06/30/12     06/30/12    06/30/12     to 06/30/12     06/30/12     to 06/30/12

FUND PERFORMANCE
NAV                                           2.79%      -10.43%       -5.16%         2.54%       -23.28%        25.49%
Market Value                                  2.71%      -10.75%       -5.17%         2.53%       -23.29%        25.39%

INDEX PERFORMANCE
Value Line(R) 100 Index(TM)                   3.20%       -9.87%       -4.38%          N/A        -20.08%          N/A
Russell 3000(R) Index                         9.32%        3.84%        0.39%         6.09%         1.99%        70.70%
---------------------------------------------------------------------------------------------------------------------------

  On June 15, 2007, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund," a closed-end fund), which had an inception date of June 12, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVL Fund. The inception date of the Index was January 16, 2007. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (06/15/07) through period end (06/30/12) were -23.83% for both NAV and Market Value. That compares to an Index return of -20.65% for that same period. The average annual total returns for the period from the reorganization date (06/15/07) through period end (06/30/12) were -5.26% for both NAV and Market Value. That compares to an Index return of -4.52% for the same period.

  NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to June 15, 2007, NAV and Market Value returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVL Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Amex) closing market price of the Predecessor FVL Fund.

(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECTOR                                    INVESTMENTS
 Industrials                                  29.51%
 Consumer Discretionary                       23.82
 Health Care                                  11.20
 Materials                                    11.02
 Information Technology                       10.12
 Energy                                        5.37
 Financials                                    3.05
 Telecommunication Services                    2.00
 Consumer Staples                              1.96
 Utilities                                     1.95
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 Berry Petroleum Co., Class A                  1.18%
 AGCO Corp.                                    1.10
 Community Health Systems, Inc.                1.09
 Titan International, Inc.                     1.08
 Cambrex Corp.                                 1.08
 Denbury Resources, Inc.                       1.07
 Insight Enterprises, Inc.                     1.07
 UniFirst Corp.                                1.07
 Universal Health Services, Inc., Class B      1.06
 NCR Corp.                                     1.06
                                             -------
      Total                                   10.86%
                                             =======




---------------
"Value Line(R)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) 100 Index(TM), is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVL - FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 12, 2003 - JUNE 30, 2012

            First Trust Value Line(R) 100      Russell 3000(R)
                Exchange-Traded Fund                Index
06/03                   $10,000                   $10,000
12/03                    11,073                    11,367
06/04                    11,427                    11,775
12/04                    12,519                    12,725
06/05                    12,649                    12,724
12/05                    14,003                    13,504
06/06                    14,305                    13,940
12/06                    14,647                    15,626
06/07                    16,357                    16,737
12/07                    17,563                    16,429
06/08                    16,063                    14,614
12/08                     9,081                    10,300
06/09                     8,728                    10,732
12/09                    10,238                    13,219
06/10                    10,150                    12,419
12/10                    13,259                    15,457
06/11                    14,011                    16,439
12/11                    12,209                    15,615
06/12                    12,550                    17,070

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 18, 2007 (commencement of trading as an exchange-traded fund) through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
06/18/07 - 12/31/07         39               9              4              0
01/01/08 - 12/31/08        115               4              4              0
01/01/09 - 12/31/09         67               5              0              0
01/01/10 - 12/31/10        149               0              0              0
01/01/11 - 12/31/11        137               2              0              0
01/01/12 - 06/30/12         49               0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
06/18/07 - 12/31/07         74               9              2              0
01/01/08 - 12/31/08        122               4              4              0
01/01/09 - 12/31/09        176               4              0              0
01/01/10 - 12/31/10        103               0              0              0
01/01/11 - 12/31/11        111               2              0              0
01/01/12 - 06/30/12         76               0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QABA - FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

The First Trust NASDAQ(R) ABA Community Bank Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) ABA Community Bank Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index includes a subset of banks and thrifts or their holding companies listed on NASDAQ(R). The Index is jointly owned and was developed by NASDAQ OMX(R) and the American Bankers Association ("ABA"). For the purposes of the Index, a "community bank" is considered to be all U.S. banks and thrifts or their holding companies listed on NASDAQ(R) excluding the 50 largest U.S. banks by asset size. Also excluded are banks that have an international specialization and those banks that have a credit-card specialization, as screened by the ABA based on the most recent data from the FDIC. Banks with an international specialization are those institutions with assets greater than $10 billion and more than 25% of total assets in foreign offices. Banks with a credit-card specialization are those institutions with credit-card loans plus securitized receivables in excess of 50% of total assets plus securitized receivables. Securities in the Index must have a market capitalization of at least $200 million and a three-month average daily trading volume of at least $500 thousand. The Index is rebalanced quarterly and reconstituted semi-annually. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 07/01/09.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE AS OF JUNE 30, 2012
---------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL            CUMULATIVE
                                                                                     TOTAL RETURNS           TOTAL RETURNS
                                              6 Months Ended     1 Year Ended    Inception (06/29/09)    Inception (06/29/09)
                                                 06/30/12          06/30/12           to 06/30/12             to 06/30/12

FUND PERFORMANCE
NAV                                                9.94%             4.47%               9.35%                  30.79%
Market Value                                      10.40%             4.23%               9.26%                  30.48%

INDEX PERFORMANCE
NASDAQ OMX(R) ABA Community Bank Index(SM)        10.32%             5.18%              10.09%                  33.45%
S&P Composite 1500 Financials Sector Index        13.42%            -1.43%               9.76%                  32.28%
Russell 3000(R) Index                              9.32%             3.84%              16.42%                  57.86%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 40.)


--------------------------------------------------------
PORTFOLIO INDUSTRY ALLOCATION AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 INDUSTRY                                  INVESTMENTS
 Commercial Banks                             84.95%
 Thrifts & Mortgage Finance                   14.62
 IT Services                                   0.43
                                             -------
      Total                                  100.00%
                                             =======


--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2012
--------------------------------------------------------
                                         % OF LONG-TERM
 SECURITY                                  INVESTMENTS
 BOK Financial Corp.                           4.08%
 Zions Bancorporation                          3.68
 East West Bancorp, Inc.                       3.49
 Commerce Bancshares, Inc.                     3.45
 TFS Financial Corp.                           3.04
 Signature Bank                                2.93
 SVB Financial Group                           2.67
 Hancock Holding Co.                           2.66
 Associated Banc-Corp.                         2.36
 UMB Financial Corp.                           2.14
                                             -------
      Total                                   30.50%
                                             =======




---------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and American Bankers Association ("ABA") (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QABA - FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 JUNE 29, 2009 - JUNE 30, 2012

         First Trust NASDAQ(R) ABA           NASDAQ OMX(R) ABA        Russell 3000(R)       S&P Composite 1500
         Community Bank Index Fund       Community Bank Index(SM)          Index         Financials Sector Index
06/09             $10,000                        $10,000                  $10,000               $10,000
12/09              11,280                         11,318                   12,224                12,112
06/10              11,438                         11,505                   11,484                11,744
12/10              12,721                         12,846                   14,293                13,722
06/11              12,520                         12,688                   15,201                13,420
12/11              11,898                         12,095                   14,439                11,662
06/12              13,081                         13,343                   15,785                13,227

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 1, 2009 (commencement of trading) through June 30, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
07/01/09 - 12/31/09         60               3              1              0
01/01/10 - 12/31/10        151               1              0              0
01/01/11 - 12/31/11        135               2              0              0
01/01/12 - 06/30/12         58               5              1              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
07/01/09 - 12/31/09         62               2              0              0
01/01/10 - 12/31/10         98               1              0              1
01/01/11 - 12/31/11        111               4              0              0
01/01/12 - 06/30/12         57               4              0              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Value") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2012 (UNAUDITED)


As a shareholder of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar Dividend Leaders(SM) Index Fund, First Trust US IPO Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust NYSE Arca
Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, First Trust Value Line(R) 100 Exchange-Traded Fund, or First Trust NASDAQ(R) ABA Community Bank Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2012

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2012      JUNE 30, 2012       PERIOD (a)          PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
Actual                                              $1,000.00           $1,064.40               0.60%              $3.08
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND
Actual                                              $1,000.00           $1,082.70               0.45%              $2.33
Hypothetical (5% return before expenses)            $1,000.00           $1,022.63               0.45%              $2.26

FIRST TRUST US IPO INDEX FUND
Actual                                              $1,000.00           $1,135.40               0.60%              $3.19
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
Actual                                              $1,000.00           $1,091.80               0.60%              $3.12
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
Actual                                              $1,000.00           $1,045.60               0.60%              $3.05
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND
Actual                                              $1,000.00           $1,341.80               0.60%              $3.49
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
Actual                                              $1,000.00           $1,094.49               0.60%              $3.12
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02


                                                                         Page 41



FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                  JANUARY 1, 2012      JUNE 30, 2012       PERIOD (a)          PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------------

FIRST TRUST STRATEGIC VALUE INDEX FUND
Actual                                              $1,000.00           $1,054.30               0.65%              $3.32
Hypothetical (5% return before expenses)            $1,000.00           $1,021.63               0.65%              $3.27

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
Actual                                              $1,000.00           $1,071.40               0.70%              $3.51
Hypothetical (5% return before expenses)            $1,000.00           $1,021.38               0.70%              $3.52

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
Actual                                              $1,000.00           $1,063.30               0.70%              $3.59
Hypothetical (5% return before expenses)            $1,000.00           $1,021.38               0.70%              $3.52

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
Actual                                              $1,000.00           $1,127.70               0.60%              $3.17
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND
Actual                                              $1,000.00           $  967.90               0.60%              $2.94
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02

FIRST TRUST S&P REIT INDEX FUND
Actual                                              $1,000.00           $1,146.40               0.50%              $2.67
Hypothetical (5% return before expenses)            $1,000.00           $1,022.38               0.50%              $2.51

FIRST TRUST ISE WATER INDEX FUND
Actual                                              $1,000.00           $1,099.20               0.60%              $3.13
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
Actual                                              $1,000.00           $  905.20               0.60%              $2.84
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02

FIRST TRUST ISE CHINDIA INDEX FUND
Actual                                              $1,000.00           $1,060.20               0.60%              $3.07
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
Actual                                              $1,000.00           $1,027.90               0.70%              $3.53
Hypothetical (5% return before expenses)            $1,000.00           $1,021.38               0.70%              $3.52

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND
Actual                                              $1,000.00           $1,099.40               0.60%              $3.13
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.60%              $3.02

(a)  These expense ratios reflect expense caps.
(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1, 2012 through June 30, 2012), multiplied by 182/366 (to reflect the one-half year period).

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 1.0%
    5,053  Astronics Corp. (a)                 $    142,697
    5,920  Ducommun, Inc. (a)                        58,075
    5,603  LMI Aerospace, Inc. (a)                   97,380
   31,498  Taser International, Inc. (a)            165,050
                                               ------------
                                                    463,202
                                               ------------
           AIR FREIGHT & LOGISTICS -- 0.2%
    4,949  Park-Ohio Holdings Corp. (a)              94,179
                                               ------------
           AUTO COMPONENTS -- 1.8%
   10,988  Drew Industries, Inc. (a)                306,016
   11,777  Standard Motor Products, Inc.            165,820
   15,873  Stoneridge, Inc. (a)                     108,095
   13,412  Superior Industries International,
              Inc.                                  219,555
                                               ------------
                                                    799,486
                                               ------------
           BIOTECHNOLOGY -- 1.1%
   52,578  Astex Pharmaceuticals, Inc. (a)          109,888
   40,362  Rigel Pharmaceuticals, Inc. (a)          375,367
                                               ------------
                                                    485,255
                                               ------------
           BUILDING PRODUCTS -- 0.5%
   11,629  AAON, Inc.                               219,207
                                               ------------
           CAPITAL MARKETS -- 1.6%
   11,408  Calamos Asset Management, Inc.,
              Class A                               130,622
    1,642  Diamond Hill Investment Group, Inc.      128,552
    9,433  INTL FCStone, Inc. (a)                   182,529
   10,915  Safeguard Scientifics, Inc. (a)          168,964
   18,453  SWS Group, Inc. (a)                       98,354
                                               ------------
                                                    709,021
                                               ------------
           CHEMICALS -- 3.1%
   13,775  American Vanguard Corp.                  366,277
   28,203  Flotek Industries, Inc. (a)              263,416
    4,922  Hawkins, Inc.                            187,922
    4,566  KMG Chemicals, Inc.                       88,032
    7,266  Quaker Chemical Corp.                    335,762
   12,442  Zep, Inc.                                170,829
                                               ------------
                                                  1,412,238
                                               ------------
           COMMERCIAL BANKS -- 16.1%
   10,315  Banner Corp.                             226,002
   39,075  BBCN Bancorp, Inc. (a)                   425,527
   44,219  Boston Private Financial Holdings,
              Inc.                                  394,876
    6,240  Bryn Mawr Bank Corp.                     131,477
   16,279  Cardinal Financial Corp.                 199,906
   14,186  Chemical Financial Corp.                 304,999
   22,804  Citizens Republic Bancorp, Inc. (a)      390,632
    8,391  City Holding Co.                         282,693
    7,876  Community Trust Bancorp, Inc.            263,767
    7,824  Financial Institutions, Inc.             132,069
   46,125  First Busey Corp.                        222,784
    6,226  First Financial Corp.                    180,554
    8,175  First Interstate BancSystem, Inc.        116,412
   10,122  Hudson Valley Holding Corp.              183,208
   12,166  Independent Bank Corp.                   355,369


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMERCIAL BANKS -- (CONTINUED)
    8,353  Lakeland Financial Corp.            $    224,111
   23,057  Oriental Financial Group, Inc.           255,471
    5,700  Republic Bancorp, Inc., Class A          126,825
   16,383  S&T Bancorp, Inc.                        302,594
   13,729  Sandy Spring Bancorp, Inc.               247,122
    8,887  Simmons First National Corp.,
              Class A                               206,623
    9,773  Southside Bancshares, Inc.               219,697
   17,914  State Bank Financial Corp. (a)           271,576
    5,610  Tompkins Financial Corp.                 211,385
   17,137  TowneBank                                239,918
    8,079  Washington Trust Bancorp, Inc.           196,966
   14,099  WesBanco, Inc.                           299,745
   10,040  West Coast Bancorp (a)                   197,286
   46,193  Western Alliance Bancorp (a)             432,366
                                               ------------
                                                  7,241,960
                                               ------------
           COMMERCIAL SERVICES &
              SUPPLIES -- 4.4%
    5,139  A.T. Cross Co., Class A (a)               50,722
   33,097  Cenveo, Inc. (a)                          63,877
   46,538  EnergySolutions, Inc. (a)                 78,649
   14,648  Ennis, Inc.                              225,286
   16,956  InnerWorkings, Inc. (a)                  229,415
    5,580  Intersections, Inc.                       88,443
   23,391  Metalico, Inc. (a)                        51,460
    7,595  Multi-Color Corp.                        168,913
    6,021  Schawk, Inc.                              76,467
    8,841  Standard Parking Corp. (a)               190,258
   11,059  Team, Inc. (a)                           344,820
   10,372  US Ecology, Inc.                         183,999
   11,641  Viad Corp.                               232,820
                                               ------------
                                                  1,985,129
                                               ------------
           COMMUNICATIONS EQUIPMENT
              -- 1.6%
    8,565  Anaren, Inc. (a)                         167,874
   10,021  Black Box Corp.                          287,603
   12,708  Globecomm Systems, Inc. (a)              128,859
   23,585  Symmetricom, Inc. (a)                    141,274
                                               ------------
                                                    725,610
                                               ------------
           COMPUTERS & PERIPHERALS -- 1.0%
   30,732  China Digital TV Holding Co.
              Ltd., ADR                              90,352
    8,955  Datalink Corp. (a)                        85,520
   16,925  Super Micro Computer, Inc. (a)           268,431
                                               ------------
                                                    444,303
                                               ------------
           CONSTRUCTION & ENGINEERING
              -- 1.2%
   21,033  Furmanite Corp. (a)                      102,220
   11,024  Layne Christensen Co. (a)                228,087
   11,561  MYR Group, Inc. (a)                      197,231
                                               ------------
                                                    527,538
                                               ------------
           DISTRIBUTORS -- 0.2%
   10,621  Voxx International Corp. (a)              98,988
                                               ------------

                       See Notes to Financial Statements                 Page 43

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           DIVERSIFIED CONSUMER SERVICES
              -- 0.6%
   12,705  Lincoln Educational Services Corp.  $     82,582
   12,462  Universal Technical Institute, Inc.      168,362
                                               ------------
                                                    250,944
                                               ------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.3%
   25,596  Alaska Communications Systems
              Group, Inc.                            53,752
   20,001  Consolidated Communications
              Holdings, Inc.                        296,015
   28,406  Premiere Global Services, Inc. (a)       238,326
                                               ------------
                                                    588,093
                                               ------------
           ELECTRIC UTILITIES -- 0.4%
    7,585  Unitil Corp.                             201,003
                                               ------------
           ELECTRICAL EQUIPMENT -- 1.2%
    8,444  Coleman Cable, Inc.                       73,378
   10,777  Encore Wire Corp.                        288,608
    1,923  Preformed Line Products Co.              111,361
   11,420  Vicor Corp.                               79,255
                                               ------------
                                                    552,602
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.8%
    8,222  Badger Meter, Inc.                       308,736
   19,453  CTS Corp.                                183,247
   10,114  Electro Rent Corp.                       164,150
   16,504  Maxwell Technologies, Inc. (a)           108,266
    8,140  Measurement Specialties, Inc. (a)        264,631
   21,231  Newport Corp. (a)                        255,197
   10,654  Park Electrochemical Corp.               275,726
    2,564  Viasystems Group, Inc. (a)                43,588
    6,959  Vishay Precision Group, Inc. (a)          97,078
                                               ------------
                                                  1,700,619
                                               ------------
           ENERGY EQUIPMENT & SERVICES
              -- 1.7%
    4,481  Dawson Geophysical Co. (a)               106,737
   12,198  Global Geophysical Services, Inc.
              (a)                                    74,652
   89,214  Hercules Offshore, Inc. (a)              315,818
    7,037  Mitcham Industries, Inc. (a)             119,418
    6,921  Natural Gas Services Group, Inc. (a)     102,569
    7,294  Union Drilling, Inc. (a)                  32,677
                                               ------------
                                                    751,871
                                               ------------
           FOOD PRODUCTS -- 0.2%
   10,981  Omega Protein Corp. (a)                   80,820
                                               ------------
           GAS UTILITIES -- 0.5%
    5,420  Chesapeake Utilities Corp.               236,962
                                               ------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 4.7%
   14,288  AngioDynamics, Inc. (a)                  171,599
      933  Atrion Corp.                             191,246
   12,850  Cantel Medical Corp.                     350,163
   13,162  Greatbatch, Inc. (a)                     298,909


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- (CONTINUED)
   23,749  Merit Medical Systems, Inc. (a)     $    327,974
   31,255  RTI Biologics, Inc. (a)                  117,519
   20,775  Symmetry Medical, Inc. (a)               178,249
   22,331  Wright Medical Group, Inc. (a)           476,767
                                               ------------
                                                  2,112,426
                                               ------------
           HEALTH CARE PROVIDERS &
              SERVICES -- 3.1%
   11,318  Assisted Living Concepts, Inc.,
              Class A                               160,942
   13,685  Bio-Reference Laboratories, Inc. (a)     359,642
    3,845  CorVel Corp. (a)                         188,405
    9,865  Ensign Group (The), Inc.                 278,883
   22,725  Metropolitan Health Networks,
              Inc. (a)                              217,478
    6,739  U.S. Physical Therapy, Inc.              171,373
                                               ------------
                                                  1,376,723
                                               ------------
           HEALTH CARE TECHNOLOGY -- 1.3%
   14,296  Medidata Solutions, Inc. (a)             467,050
   34,461  Merge Healthcare, Inc. (a)                98,559
                                               ------------
                                                    565,609
                                               ------------
           HOTELS, RESTAURANTS & LEISURE
              -- 3.8%
   14,030  AFC Enterprises, Inc. (a)                324,654
      690  Biglari Holdings, Inc. (a)               266,609
   10,147  Bravo Brio Restaurant Group,
              Inc. (a)                              180,921
   11,750  Caribou Coffee Co., Inc. (a)             151,693
   55,152  Denny's Corp. (a)                        244,875
   14,593  Ruth's Hospitality Group, Inc. (a)        96,314
   30,398  Shuffle Master, Inc. (a)                 419,492
                                               ------------
                                                  1,684,558
                                               ------------
           HOUSEHOLD DURABLES -- 1.4%
   29,354  La-Z-Boy, Inc. (a)                       360,761
   11,626  Libbey, Inc. (a)                         178,692
    8,474  Universal Electronics, Inc. (a)          111,602
                                               ------------
                                                    651,055
                                               ------------
           HOUSEHOLD PRODUCTS -- 0.5%
   19,642  Central Garden & Pet Co.,
              Class A (a)                           213,901
                                               ------------
           INDUSTRIAL CONGLOMERATES -- 0.7%
    7,164  Standex International Corp.              304,971
                                               ------------
           INSURANCE -- 1.7%
    9,185  Crawford & Co., Class A                   35,454
   10,436  eHealth, Inc. (a)                        168,124
   28,931  Meadowbrook Insurance Group,
              Inc.                                  254,303
   23,444  National Financial Partners
              Corp. (a)                             314,150
                                               ------------
                                                    772,031
                                               ------------

Page 44                See Notes to Financial Statements

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           INTERNET SOFTWARE & SERVICES
              -- 1.4%
   20,693  Move, Inc. (a)                      $    188,513
    8,395  Stamps.com, Inc. (a)                     207,105
   51,340  United Online, Inc.                      216,655
                                               ------------
                                                    612,273
                                               ------------
           IT SERVICES -- 1.1%
    5,240  Cass Information Systems, Inc.           210,910
    8,412  Computer Task Group, Inc. (a)            126,096
   11,506  Virtusa Corp. (a)                        153,605
                                               ------------
                                                    490,611
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS
              -- 2.2%
   14,724  JAKKS Pacific, Inc.                      235,731
   36,615  Smith & Wesson Holding Corp. (a)         304,271
   10,791  Sturm, Ruger & Co., Inc.                 433,259
                                               ------------
                                                    973,261
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 0.4%
   35,803  Affymetrix, Inc. (a)                     167,916
                                               ------------
           MACHINERY -- 4.6%
    5,115  Alamo Group, Inc.                        160,458
   15,106  Altra Holdings, Inc.                     238,373
    5,124  American Railcar Industries, Inc.
              (a)                                   138,860
    4,895  Cascade Corp.                            230,310
   10,930  Columbus McKinnon Corp. (a)              164,934
   12,462  Douglas Dynamics, Inc.                   177,583
    5,594  Graham Corp.                             104,160
   16,231  John Bean Technologies Corp.             220,255
    6,756  Kadant, Inc. (a)                         158,428
    5,697  L.B. Foster Co., Class A                 162,991
    5,970  Miller Industries, Inc.                   95,102
    9,601  NN, Inc. (a)                              98,026
    5,273  Twin Disc, Inc.                           97,498
    7,035  Xerium Technologies, Inc. (a)             20,401
                                               ------------
                                                  2,067,379
                                               ------------
           MEDIA -- 1.4%
    3,168  Fisher Communications, Inc. (a)           94,755
   10,656  Global Sources Ltd. (a)                   70,330
   23,091  Journal Communications, Inc.,
              Class A (a)                           119,149
   18,611  Knology, Inc. (a)                        366,078
                                               ------------
                                                    650,312
                                               ------------
           METALS & MINING -- 1.7%
   37,191  General Moly, Inc. (a)                   116,780
    3,274  Handy & Harman Ltd. (a)                   44,134
   24,551  Horsehead Holding Corp. (a)              244,528
    7,551  Metals USA Holdings Corp. (a)            120,136
    5,400  Olympic Steel, Inc.                       88,668
    3,871  Universal Stainless & Alloy
              Products, Inc. (a)                    159,098
                                               ------------
                                                    773,344
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           MULTILINE RETAIL -- 0.8%
   19,607  Fred's, Inc., Class A               $    299,791
    4,814  Gordmans Stores, Inc. (a)                 79,431
                                               ------------
                                                    379,222
                                               ------------
           OIL, GAS & CONSUMABLE FUELS
              -- 1.3%
   87,912  Hyperdynamics Corp. (a)                   73,679
    6,635  TransMontaigne Partners L.P. (b)         220,680
   32,070  VAALCO Energy, Inc. (a)                  276,764
                                               ------------
                                                    571,123
                                               ------------
           PAPER & FOREST PRODUCTS -- 1.1%
    8,970  Neenah Paper, Inc.                       239,409
   27,926  Wausau Paper Corp.                       271,720
                                               ------------
                                                    511,129
                                               ------------
           PERSONAL PRODUCTS -- 0.2%
    5,801  Nature's Sunshine Products, Inc.          87,595
                                               ------------
           PHARMACEUTICALS -- 1.6%
   36,158  Corcept Therapeutics, Inc. (a)           162,350
    5,811  Hi-Tech Pharmacal Co., Inc. (a)          188,276
   10,478  Obagi Medical Products, Inc. (a)         159,999
   26,989  SciClone Pharmaceuticals, Inc. (a)       189,193
                                               ------------
                                                    699,818
                                               ------------
           PROFESSIONAL SERVICES -- 2.7%
   24,400  CBIZ, Inc. (a)                           144,936
    7,542  CDI Corp.                                123,689
    5,885  CRA International, Inc. (a)               86,451
   11,200  ICF International, Inc. (a)              267,008
    9,025  Mistras Group, Inc. (a)                  237,177
   29,604  Navigant Consulting, Inc. (a)            374,194
                                               ------------
                                                  1,233,455
                                               ------------
           REAL ESTATE INVESTMENT TRUSTS
              -- 1.8%
   81,702  Newcastle Investment Corp.               547,403
   48,018  Resource Capital Corp.                   255,936
                                               ------------
                                                    803,339
                                               ------------
           ROAD & RAIL -- 1.4%
   12,757  Celadon Group, Inc.                      208,960
    8,650  Marten Transport Ltd.                    183,899
   11,768  Quality Distribution, Inc. (a)           130,507
    7,164  Roadrunner Transportation
              Systems, Inc. (a)                     121,000
                                               ------------
                                                    644,366
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 3.1%
   18,119  AXT, Inc. (a)                             71,570
   12,752  Cohu, Inc.                               129,560
   14,286  IXYS Corp. (a)                           159,575
   12,375  Nanometrics, Inc. (a)                    190,080
   34,108  Photronics, Inc. (a)                     208,059
   17,935  Rudolph Technologies, Inc. (a)           156,393
   12,597  Standard Microsystems Corp. (a)          464,703
                                               ------------
                                                  1,379,940
                                               ------------

                       See Notes to Financial Statements                 Page 45

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           SOFTWARE -- 1.3%
   13,506  Kenexa Corp. (a)                    $    392,079
   11,924  TeleNav, Inc. (a)                         73,094
   15,526  VASCO Data Security International,
              Inc. (a)                              127,003
                                               ------------
                                                    592,176
                                               ------------
           SPECIALTY RETAIL -- 3.3%
    5,441  America's Car-Mart, Inc. (a)             211,383
    7,606  Body Central Corp. (a)                    68,454
   24,242  Casual Male Retail Group, Inc. (a)        87,998
    7,490  Destination Maternity Corp.              161,784
   22,744  Hot Topic, Inc.                          220,389
   12,552  Lithia Motors, Inc., Class A             289,324
    8,400  Shoe Carnival, Inc.                      180,516
   15,407  Stein Mart, Inc. (a)                     122,486
   51,275  Wet Seal, Inc., Class A (a)              162,029
                                               ------------
                                                  1,504,363
                                               ------------
           TEXTILES, APPAREL & LUXURY
              GOODS -- 0.6%
   10,229  Movado Group, Inc.                       255,930
                                               ------------
           THRIFTS & MORTGAGE FINANCE
              -- 3.7%
   12,560  Berkshire Hills Bancorp, Inc.            276,320
   17,958  Dime Community Bancshares, Inc.          238,662
   72,136  Doral Financial Corp. (a)                108,204
    4,960  Federal Agricultural Mortgage
              Corp., Class C                        130,101
   17,861  Flushing Financial Corp.                 243,445
    6,963  Rockville Financial, Inc.                 80,562
   20,450  ViewPoint Financial Group, Inc.          319,838
    6,538  Walker & Dunlop, Inc. (a)                 84,013
    4,868  WSFS Financial Corp.                     196,716
                                               ------------
                                                  1,677,861
                                               ------------
           TRADING COMPANIES &
              DISTRIBUTORS -- 2.3%
    7,205  CAI International, Inc. (a)              143,235
    5,316  DXP Enterprises, Inc. (a)                220,561
   17,297  H&E Equipment Services, Inc. (a)         259,974
    9,345  Houston Wire & Cable Co.                 102,141
    9,688  Titan Machinery, Inc. (a)                294,225
                                               ------------
                                                  1,020,136
                                               ------------
           WATER UTILITIES -- 0.8%
    8,791  Middlesex Water Co.                      167,029
    7,433  SJW Corp.                                178,466
                                               ------------
                                                    345,495
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 0.4%
   12,522  USA Mobility, Inc.                       161,033
                                               ------------


           DESCRIPTION                                VALUE
-----------------------------------------------------------
           TOTAL INVESTMENTS -- 99.9%          $ 44,852,381
            (Cost $40,380,717) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                    33,675
                                               ------------
           NET ASSETS -- 100.0%                $ 44,886,056
                                               ============

(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,609,627 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,137,963.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $ 44,852,381    $      --    $      --
                     ======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

Page 46                See Notes to Financial Statements

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 3.9%
  115,844  Lockheed Martin Corp.               $ 10,087,695
   83,763  Northrop Grumman Corp.                 5,343,242
  123,912  Raytheon Co.                           7,012,180
                                               ------------
                                                 22,443,117
                                               ------------
           CAPITAL MARKETS -- 0.3%
   45,118  Federated Investors, Inc., Class B       985,828
   14,684  Greenhill & Co., Inc.                    523,485
                                               ------------
                                                  1,509,313
                                               ------------
           CHEMICALS -- 0.1%
   26,494  Olin Corp.                               553,460
                                               ------------
           COMMERCIAL BANKS -- 0.5%
   17,350  Bank of Hawaii Corp.                     797,232
   14,424  Community Bank System, Inc.              391,179
    7,401  Park National Corp.                      516,220
   20,720  Trustmark Corp.                          507,226
   23,532  United Bankshares, Inc.                  609,008
                                               ------------
                                                  2,820,865
                                               ------------
           COMMERCIAL SERVICES &
              SUPPLIES -- 1.9%
   20,446  Deluxe Corp.                             509,923
   14,162  HNI Corp.                                364,672
  183,427  Pitney Bowes, Inc.                     2,745,902
  166,609  R.R. Donnelley & Sons Co.              1,960,988
  164,592  Waste Management, Inc.                 5,497,373
                                               ------------
                                                 11,078,858
                                               ------------
           COMPUTERS & PERIPHERALS -- 0.7%
  163,257  Seagate Technology PLC                 4,037,346
                                               ------------
           CONTAINERS & PACKAGING -- 0.4%
    9,027  Greif, Inc., Class A                     370,107
   33,765  Packaging Corp. of America               953,524
   36,562  Sonoco Products Co.                    1,102,344
                                               ------------
                                                  2,425,975
                                               ------------
           DIVERSIFIED CONSUMER SERVICES
              -- 0.5%
  145,288  H&R Block, Inc.                        2,321,702
    5,133  Strayer Education, Inc.                  559,600
                                               ------------
                                                  2,881,302
                                               ------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 19.5%
1,572,840  AT&T, Inc.                            56,087,474
1,234,270  Verizon Communications, Inc.          54,850,959
                                               ------------
                                                110,938,433
                                               ------------
           ELECTRIC UTILITIES -- 17.9%
   13,809  ALLETE, Inc.                             577,216
  213,942  American Electric Power Co., Inc.      8,536,286
  538,434  Duke Energy Corp.                     12,416,288
   83,067  Entergy Corp.                          5,639,419
  248,957  Exelon Corp.                           9,365,762
  180,697  FirstEnergy Corp.                      8,888,485
   39,414  Hawaiian Electric Industries, Inc.     1,124,087


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           ELECTRIC UTILITIES -- (CONTINUED)
  141,573  NextEra Energy, Inc.                $  9,741,638
   60,229  Northeast Utilities                    2,337,488
  118,049  Pepco Holdings, Inc.                   2,310,219
   41,637  Pinnacle West Capital Corp.            2,154,298
   28,530  Portland General Electric Co.            760,610
  282,481  PPL Corp.                              7,855,797
  114,098  Progress Energy, Inc.                  6,865,277
  333,094  Southern (The) Co.                    15,422,252
   23,527  UIL Holdings Corp.                       843,678
   15,753  UNS Energy Corp.                         605,073
   49,239  Westar Energy, Inc.                    1,474,708
  166,044  Xcel Energy, Inc.                      4,717,310
                                               ------------
                                                101,635,891
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 0.1%
   28,658  Molex, Inc., Class A                     579,751
                                               ------------
           FOOD & STAPLES RETAILING -- 1.1%
  208,593  Sysco Corp.                            6,218,157
                                               ------------
           FOOD PRODUCTS -- 0.7%
    5,157  Cal-Maine Foods, Inc.                    201,639
  149,246  ConAgra Foods, Inc.                    3,869,949
                                               ------------
                                                  4,071,588
                                               ------------
           GAS UTILITIES -- 1.0%
   52,543  AGL Resources, Inc.                    2,036,041
   34,389  Atmos Energy Corp.                     1,206,022
    8,418  Laclede Group (The), Inc.                335,121
    9,444  Northwest Natural Gas Co.                449,534
   25,313  Piedmont Natural Gas Co., Inc.           814,825
   19,094  WGL Holdings, Inc.                       758,987
                                               ------------
                                                  5,600,530
                                               ------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 0.0%
   15,342  Meridian Bioscience, Inc.                313,897
                                               ------------
           HOUSEHOLD DURABLES -- 0.3%
   69,964  Leggett & Platt, Inc.                  1,478,339
                                               ------------
           HOUSEHOLD PRODUCTS -- 2.0%
  133,754  Kimberly-Clark Corp.                  11,204,573
                                               ------------
           INSURANCE -- 0.5%
    5,877  American National Insurance Co.          418,854
   41,539  Arthur J. Gallagher & Co.              1,456,773
   14,005  Mercury General Corp.                    583,588
   14,109  OneBeacon Insurance Group Ltd.,
              Class A                               183,699
   12,721  Tower Group, Inc.                        265,487
                                               ------------
                                                  2,908,401
                                               ------------
           IT SERVICES -- 0.7%
  125,164  Paychex, Inc.                          3,931,401
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS
              -- 1.0%
   45,562  Hasbro, Inc.                           1,543,185
  122,593  Mattel, Inc.                           3,976,917
                                               ------------
                                                  5,520,102
                                               ------------

                       See Notes to Financial Statements                 Page 47

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           MACHINERY -- 0.1%
   31,401  Harsco Corp.                        $    639,952
                                               ------------
           MEDIA -- 0.1%
   17,475  Meredith Corp.                           558,152
                                               ------------
           METALS & MINING -- 2.8%
   69,492  Cliffs Natural Resources, Inc.         3,425,261
   44,360  Commercial Metals Co.                    560,710
  328,531  Freeport-McMoRan Copper &
              Gold, Inc.                         11,193,051
   78,626  Steel Dynamics, Inc.                     923,856
                                               ------------
                                                 16,102,878
                                               ------------
           MULTI-UTILITIES -- 7.2%
   41,278  Alliant Energy Corp.                   1,881,038
   24,181  Avista Corp.                             645,633
   16,857  Black Hills Corp.                        542,290
  147,655  CenterPoint Energy, Inc.               3,052,029
   96,968  CMS Energy Corp.                       2,278,748
  106,002  Consolidated Edison, Inc.              6,592,264
   63,271  DTE Energy Co.                         3,753,868
   35,701  Integrys Energy Group, Inc.            2,030,316
   95,203  NiSource, Inc.                         2,356,274
   13,874  NorthWestern Corp.                       509,176
  156,870  PG&E Corp.                             7,101,505
   45,136  SCANA Corp.                            2,159,306
   75,007  Sempra Energy                          5,166,482
   93,212  TECO Energy, Inc.                      1,683,409
   35,882  Vectren Corp.                          1,059,237
                                               ------------
                                                 40,811,575
                                               ------------
           OIL, GAS & CONSUMABLE FUELS
              -- 6.7%
  558,824  ConocoPhillips                        31,227,085
  243,598  Spectra Energy Corp.                   7,078,958
                                               ------------
                                                 38,306,043
                                               ------------
           PERSONAL PRODUCTS -- 0.7%
  235,105  Avon Products, Inc.                    3,811,052
                                               ------------
           PHARMACEUTICALS -- 26.5%
  639,496  Bristol-Myers Squibb Co.              22,989,881
  433,251  Eli Lilly & Co.                       18,590,801
  846,997  Johnson & Johnson                     57,223,117
1,246,015  Merck & Co., Inc.                     52,021,126
                                               ------------
                                                150,824,925
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 0.4%
   77,537  Microchip Technology, Inc.             2,564,924
                                               ------------
           SOFTWARE -- 0.6%
  134,224  CA, Inc.                               3,636,128
                                               ------------
           THRIFTS & MORTGAGE FINANCE
              -- 1.5%
  246,790  Hudson City Bancorp, Inc.              1,572,052
  337,645  New York Community Bancorp, Inc.       4,230,692
  188,483  People's United Financial, Inc.        2,188,288


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           THRIFTS & MORTGAGE FINANCE
              -- (CONTINUED)
   19,385  Provident Financial Services, Inc.  $    297,560
                                               ------------
                                                  8,288,592
                                               ------------
           TOBACCO -- 0.1%
    9,478  Universal Corp.                          439,116
                                               ------------
           TRADING COMPANIES &
              DISTRIBUTORS -- 0.1%
   17,392  Tal International Group, Inc.            582,458
                                               ------------
           TOTAL INVESTMENTS -- 99.9%           568,717,094
            (Cost $523,963,353) (a)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                   397,238
                                               ------------
           NET ASSETS -- 100.0%                $569,114,332
                                               ============

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $47,241,222 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,487,481.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $568,717,094    $      --    $      --
                     ======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

Page 48                See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           AEROSPACE & DEFENSE -- 0.4%
    1,720  Huntington Ingalls Industries, Inc.
              (a)                              $     69,213
                                               ------------
           AIRLINES -- 0.3%
    2,517  Spirit Airlines, Inc. (a)                 48,981
                                               ------------
           AUTO COMPONENTS -- 2.3%
    6,309  Allison Transmission Holdings, Inc.      110,786
   11,418  Delphi Automotive PLC (a)                291,159
                                               ------------
                                                    401,945
                                               ------------
           AUTOMOBILES -- 6.7%
   54,469  General Motors Co. (a)                 1,074,128
    3,658  Tesla Motors, Inc. (a)                   114,459
                                               ------------
                                                  1,188,587
                                               ------------
           BEVERAGES -- 1.8%
    7,369  Dr. Pepper Snapple Group, Inc.           322,394
                                               ------------
           BIOTECHNOLOGY -- 0.3%
    3,730  Ironwood Pharmaceuticals, Inc.,
              Class A (a)                            51,399
                                               ------------
           BUILDING PRODUCTS -- 0.7%
    5,553  Fortune Brands Home & Security,
              Inc. (a)                              123,665
                                               ------------
           CAPITAL MARKETS -- 1.2%
    4,394  Apollo Global Management LLC,
              Class A                                54,486
    1,611  Financial Engines, Inc. (a)               34,556
    3,837  LPL Financial Holdings, Inc.             129,575
                                               ------------
                                                    218,617
                                               ------------
           CHEMICALS -- 0.3%
    4,835  PetroLogistics LP (a)                     52,025
                                               ------------
           COMMERCIAL BANKS -- 0.9%
    4,524  First Republic Bank (a)                  152,006
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 0.5%
    4,745  KAR Auction Services, Inc. (a)            81,567
                                               ------------
           COMMUNICATIONS EQUIPMENT
              -- 0.3%
    3,196  Ubiquiti Networks, Inc. (a)               45,543
                                               ------------
           COMPUTERS & PERIPHERALS -- 0.4%
    3,245  Fusion-io, Inc. (a)                       67,788
                                               ------------
           DIVERSIFIED CONSUMER SERVICES
              -- 0.2%
    4,353  Education Management Corp. (a)            30,253
                                               ------------
           DIVERSIFIED FINANCIAL SERVICES
              -- 0.5%
    3,042  CBOE Holdings, Inc.                       84,203
                                               ------------
           ELECTRICAL EQUIPMENT -- 1.8%
    4,122  Babcock & Wilcox (The) Co. (a)           100,989
    2,364  Generac Holdings, Inc.                    56,878
    6,168  Sensata Technologies Holding N.V.
              (a)                                   165,179
                                               ------------
                                                    323,046
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           FOOD & STAPLES RETAILING -- 0.5%
    1,672  Fresh Market (The), Inc. (a)        $     89,669
                                               ------------
           FOOD PRODUCTS -- 3.4%
    7,092  Mead Johnson Nutrition Co.               570,977
    1,197  Post Holdings, Inc. (a)                   36,808
                                               ------------
                                                    607,785
                                               ------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 1.1%
    7,719  CareFusion Corp. (a)                     198,224
                                               ------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 3.2%
   15,264  HCA Holdings, Inc.                       464,484
    4,976  Select Medical Holdings Corp. (a)         50,307
    2,288  Team Health Holdings, Inc. (a)            55,118
                                               ------------
                                                    569,909
                                               ------------
           HOTELS, RESTAURANTS & LEISURE
              -- 2.5%
    4,349  Caesars Entertainment Corp. (a)           49,579
    4,185  Dunkin' Brands Group, Inc.               143,713
    5,758  Hyatt Hotels Corp., Class A (a)          213,967
    1,192  Marriott Vacations Worldwide
              Corp. (a)                              36,928
                                               ------------
                                                    444,187
                                               ------------
           INSURANCE -- 1.0%
    3,693  First American Financial Corp.            62,633
    2,082  Primerica, Inc.                           55,652
    4,142  Symetra Financial Corp.                   52,272
                                               ------------
                                                    170,557
                                               ------------
           INTERNET & CATALOG RETAIL -- 3.4%
   22,464  Groupon, Inc. (a)                        238,792
    2,859  HomeAway, Inc. (a)                        62,155
    2,005  HSN, Inc.                                 80,902
    4,668  TripAdvisor, Inc. (a)                    208,613
                                               ------------
                                                    590,462
                                               ------------
           INTERNET SOFTWARE & SERVICES
              -- 2.5%
    1,482  Ancestry.com, Inc. (a)                    40,799
    3,253  AOL, Inc. (a)                             91,344
    3,478  Bankrate, Inc. (a)                        63,960
    1,729  Cornerstone OnDemand, Inc. (a)            41,168
    4,702  Rackspace Hosting, Inc. (a)              206,606
                                               ------------
                                                    443,877
                                               ------------
           IT SERVICES -- 14.7%
    4,943  Booz Allen Hamilton Holding Corp.         75,529
    2,887  FleetCor Technologies, Inc. (a)          101,160
    5,868  Teradata Corp. (a)                       422,555
    7,423  Vantiv, Inc., Class A (a)                172,882
   14,703  Visa, Inc., Class A                    1,817,732
                                               ------------
                                                  2,589,858
                                               ------------
           MACHINERY -- 1.4%
      807  Proto Labs, Inc. (a)                      23,209
    3,149  Rexnord Corp. (a)                         63,106

                       See Notes to Financial Statements                 Page 49

FIRST TRUST US IPO INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           MACHINERY --(CONTINUED)
    6,450  Xylem, Inc.                         $    162,347
                                               ------------
                                                    248,662
                                               ------------
           MEDIA -- 3.1%
    2,495  AMC Networks, Inc., Class A (a)           88,697
    2,597  Madison Square Garden (The) Co.,
              Class A (a)                            97,232
    5,787  Pandora Media, Inc. (a)                   62,905
    5,286  Scripps Networks Interactive,
              Class A                               300,562
                                               ------------
                                                    549,396
                                               ------------
           METALS & MINING -- 0.6%
    3,494  Molycorp, Inc. (a)                        75,295
    2,435  SunCoke Energy, Inc. (a)                  35,673
                                               ------------
                                                    110,968
                                               ------------
           MULTILINE RETAIL -- 3.6%
   11,772  Dollar General Corp. (a)                 640,279
                                               ------------
           OIL, GAS & CONSUMABLE FUELS
              -- 19.6%
    2,123  Cloud Peak Energy, Inc. (a)               35,900
   14,118  Cobalt International Energy, Inc.
              (a)                                   331,773
   35,850  Kinder Morgan, Inc.                    1,155,087
   13,574  Kosmos Energy Ltd. (a)                   149,993
    4,458  Laredo Petroleum Holdings, Inc. (a)       92,726
   11,852  Marathon Petroleum Corp.                 532,392
    3,238  Oasis Petroleum, Inc. (a)                 78,295
   21,750  Phillips 66 (a)                          722,970
    6,205  QEP Resources, Inc.                      185,964
    1,473  Targa Resources Corp.                     62,897
    6,912  WPX Energy, Inc. (a)                     111,836
                                               ------------
                                                  3,459,833
                                               ------------
           PROFESSIONAL SERVICES -- 3.5%
   12,550  Nielsen Holdings N.V. (a)                329,061
    5,777  Verisk Analytics, Inc., Class A (a)      284,575
                                               ------------
                                                    613,636
                                               ------------
           REAL ESTATE INVESTMENT TRUSTS
              -- 0.3%
    4,040  CYS Investments, Inc.                     55,631
                                               ------------
           REAL ESTATE MANAGEMENT &
              DEVELOPMENT -- 0.7%
    1,320  Howard Hughes (The) Corp. (a)             81,365
    1,003  Zillow, Inc., Class A (a)                 38,746
                                               ------------
                                                    120,111
                                               ------------
           ROAD & RAIL -- 0.5%
    1,754  RailAmerica, Inc. (a)                     42,447
    4,854  Swift Transportation Co. (a)              45,870
                                               ------------
                                                     88,317
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 1.7%
    8,581  Freescale Semiconductor Holdings I
              Ltd. (a)                         $     87,955
    8,757  NXP Semiconductors N.V. (a)              203,600
                                               ------------
                                                    291,555
                                               ------------
           SOFTWARE -- 4.2%
    5,469  Fortinet, Inc. (a)                       126,990
    2,442  NetSuite, Inc. (a)                       133,748
    2,957  QLIK Technologies, Inc. (a)               65,409
    2,573  Solarwinds, Inc. (a)                     112,080
    3,219  Splunk, Inc. (a)                          90,454
    2,665  SS&C Technologies Holdings, Inc. (a)      66,625
   25,625  Zynga, Inc., Class A (a)                 139,400
                                               ------------
                                                    734,706
                                               ------------
           SPECIALTY RETAIL -- 1.7%
    3,096  Express, Inc. (a)                         56,254
    1,518  Francesca's Holdings Corp. (a)            41,001
    3,705  GNC Holdings, Inc., Class A              145,236
    1,024  Vitamin Shoppe, Inc. (a)                  56,249
                                               ------------
                                                    298,740
                                               ------------
           TEXTILES, APPAREL & LUXURY
              GOODS -- 1.6%
    6,702  Michael Kors Holdings Ltd. (a)           280,412
                                               ------------
           THRIFTS & MORTGAGE FINANCE
              -- 1.0%
    3,269  BankUnited, Inc.                          77,083
    3,937  EverBank Financial Corp. (a)              42,795
    3,015  Nationstar Mortgage Holdings,
              Inc. (a)                               64,883
                                               ------------
                                                    184,761
                                               ------------
           TOBACCO -- 3.4%
    4,540  Lorillard, Inc.                          599,053
                                               ------------
           TRADING COMPANIES &
              DISTRIBUTORS -- 0.8%
    3,505  Air Lease Corp. (a)                       67,962
    3,530  MRC Global, Inc. (a)                      75,118
                                               ------------
                                                    143,080
                                               ------------
           TRANSPORTATION INFRASTRUCTURE
              -- 0.2%
    3,020  Wesco Aircraft Holdings, Inc. (a)         38,445
                                               ------------
           WATER UTILITIES -- 1.2%
    6,130  American Water Works Co., Inc.           210,136
                                               ------------
           TOTAL INVESTMENTS -- 100.0%           17,633,481
            (Cost $16,200,078) (b)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                     1,269
                                               ------------
           NET ASSETS -- 100.0%                $ 17,634,750
                                               ============

Page 50                See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND

JUNE 30, 2012 (UNAUDITED)

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,487,046 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,053,643.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $17,633,481     $      --    $      --
                     ======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

                       See Notes to Financial Statements                 Page 51

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           AIR FREIGHT & LOGISTICS -- 2.0%
   14,338  C.H. Robinson Worldwide, Inc.       $    839,203
   21,267  Expeditors International of
              Washington, Inc.                      824,096
                                               ------------
                                                  1,663,299
                                               ------------
           BEVERAGES -- 0.9%
   10,677  Monster Beverage Corp. (a)               760,202
                                               ------------
           BIOTECHNOLOGY -- 6.0%
    8,999  Alexion Pharmaceuticals, Inc. (a)        893,601
   11,778  Amgen, Inc.                              860,265
    5,997  Biogen Idec, Inc. (a)                    865,847
   12,691  Celgene Corp. (a)                        814,254
   16,696  Gilead Sciences, Inc. (a)                856,171
   14,843  Vertex Pharmaceuticals, Inc. (a)         830,021
                                               ------------
                                                  5,120,159
                                               ------------
           CHEMICALS -- 1.0%
   11,711  Sigma-Aldrich Corp.                      865,794
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 1.0%
    9,566  Stericycle, Inc. (a)                     876,915
                                               ------------
           COMMUNICATIONS EQUIPMENT
              -- 3.6%
   49,102  Cisco Systems, Inc.                      843,081
    8,219  F5 Networks, Inc. (a)                    818,284
   14,861  QUALCOMM, Inc.                           827,461
   77,103  Research In Motion Ltd. (a) (b)          569,791
                                               ------------
                                                  3,058,617
                                               ------------
           COMPUTERS & PERIPHERALS -- 5.0%
    1,459  Apple, Inc. (a)                          852,056
   68,264  Dell, Inc. (a)                           854,665
   27,323  NetApp, Inc. (a)                         869,418
   22,786  SanDisk Corp. (a)                        831,233
   35,623  Seagate Technology PLC                   880,957
                                               ------------
                                                  4,288,329
                                               ------------
           DIVERSIFIED CONSUMER SERVICES
              -- 1.1%
   25,355  Apollo Group, Inc., Class A (a)          917,597
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 1.0%
  131,195  Flextronics International Ltd. (a)       813,409
                                               ------------
           FOOD & STAPLES RETAILING -- 2.0%
    9,183  Costco Wholesale Corp.                   872,385
    8,888  Whole Foods Market, Inc.                 847,204
                                               ------------
                                                  1,719,589
                                               ------------
           FOOD PRODUCTS -- 1.1%
   42,364  Green Mountain Coffee Roasters,
              Inc. (a) (b)                          922,688
                                               ------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 2.0%
   22,230  DENTSPLY International, Inc.             840,516


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- (CONTINUED)
    1,580  Intuitive Surgical, Inc. (a)        $    874,988
                                               ------------
                                                  1,715,504
                                               ------------
           HEALTH CARE PROVIDERS &
              SERVICES -- 2.0%
   15,453  Express Scripts Holding Co. (a)          862,741
   10,789  Henry Schein, Inc. (a)                   846,829
                                               ------------
                                                  1,709,570
                                               ------------
           HEALTH CARE TECHNOLOGY -- 1.0%
   10,161  Cerner Corp. (a)                         839,908
                                               ------------
           HOTELS, RESTAURANTS & LEISURE
              -- 3.0%
   49,016  Ctrip.com International Ltd.,
              ADR (a)                               821,508
   15,981  Starbucks Corp.                          852,107
    8,436  Wynn Resorts Ltd.                        874,982
                                               ------------
                                                  2,548,597
                                               ------------
           HOUSEHOLD DURABLES -- 1.0%
   22,225  Garmin Ltd.                              850,995
                                               ------------
           INTERNET & CATALOG RETAIL -- 5.1%
    3,845  Amazon.com, Inc. (a)                     878,006
   16,776  Expedia, Inc.                            806,422
   51,292  Liberty Interactive Corp., Class A
              (a)                                   912,485
   12,762  Netflix, Inc. (a)                        873,814
    1,273  priceline.com, Inc. (a)                  845,934
                                               ------------
                                                  4,316,661
                                               ------------
           INTERNET SOFTWARE & SERVICES
              -- 6.0%
   26,960  Akamai Technologies, Inc. (a)            855,980
    7,034  Baidu, Inc., ADR (a)                     808,769
   20,645  eBay, Inc. (a)                           867,297
    1,487  Google, Inc., Class A (a)                862,564
   19,835  VeriSign, Inc. (a)                       864,211
   54,664  Yahoo!, Inc. (a)                         865,331
                                               ------------
                                                  5,124,152
                                               ------------
           IT SERVICES -- 4.9%
   15,256  Automatic Data Processing, Inc.          849,149
   13,879  Cognizant Technology Solutions
              Corp., Class A (a)                    832,740
   11,848  Fiserv, Inc. (a)                         855,663
   18,659  Infosys Ltd., ADR                        840,775
   26,211  Paychex, Inc.                            823,287
                                               ------------
                                                  4,201,614
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS
              -- 1.0%
   25,911  Mattel, Inc.                             840,553
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 1.1%
   19,673  Life Technologies Corp. (a)              885,088
                                               ------------

Page 52                See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           MACHINERY -- 1.0%
   21,311  PACCAR, Inc.                        $    835,178
                                               ------------
           MEDIA -- 6.2%
   27,007  Comcast Corp., Class A                   863,414
   18,709  DIRECTV, Class A (a)                     913,373
   41,836  News Corp., Class A                      932,525
  449,010  Sirius XM Radio, Inc. (a)                830,669
   17,614  Viacom, Inc., Class B                    828,210
   37,285  Virgin Media, Inc.                       909,381
                                               ------------
                                                  5,277,572
                                               ------------
           METALS & MINING -- 1.0%
    9,058  Randgold Resources Ltd., ADR             815,311
                                               ------------
           MULTILINE RETAIL -- 2.1%
   15,220  Dollar Tree, Inc. (a)                    818,836
   16,438  Sears Holdings Corp. (a) (b)             981,349
                                               ------------
                                                  1,800,185
                                               ------------
           PHARMACEUTICALS -- 3.0%
   39,606  Mylan, Inc. (a)                          846,380
    7,522  Perrigo Co.                              887,070
   46,621  Warner Chilcott PLC, Class A (a)         835,448
                                               ------------
                                                  2,568,898
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 15.2%
   25,401  Altera Corp.                             859,570
   76,401  Applied Materials, Inc.                  875,555
   24,645  Avago Technologies Ltd.                  884,756
   24,494  Broadcom Corp., Class A                  827,897
   30,711  Intel Corp.                              818,448
   17,380  KLA-Tencor Corp.                         855,965
   22,236  Lam Research Corp. (a)                   839,187
   28,110  Linear Technology Corp.                  880,686
   72,886  Marvell Technology Group Ltd.            822,154
   32,557  Maxim Integrated Products, Inc.          834,761
   25,851  Microchip Technology, Inc.               855,151
  142,555  Micron Technology, Inc. (a)              899,522
   68,319  NVIDIA Corp. (a)                         944,169
   30,138  Texas Instruments, Inc.                  864,659
   25,796  Xilinx, Inc.                             865,972
                                               ------------
                                                 12,928,452
                                               ------------
           SOFTWARE -- 13.1%
   73,396  Activision Blizzard, Inc.                880,018
   25,923  Adobe Systems, Inc. (a)                  839,128
   25,162  Autodesk, Inc. (a)                       880,418
   19,188  BMC Software, Inc. (a)                   818,944
   31,914  CA, Inc.                                 864,550
   16,663  Check Point Software Technologies
              Ltd. (a)                              826,318
   10,480  Citrix Systems, Inc. (a)                 879,691
   67,495  Electronic Arts, Inc. (a)                833,563
   14,397  Intuit, Inc.                             854,462
   27,970  Microsoft Corp.                          855,602
   38,428  Nuance Communications, Inc. (a)          915,355
   30,312  Oracle Corp.                             900,267


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           SOFTWARE -- (CONTINUED)
   56,886  Symantec Corp. (a)                  $    831,105
                                               ------------
                                                 11,179,421
                                               ------------
           SPECIALTY RETAIL -- 3.6%
   11,554  Bed Bath & Beyond, Inc. (a)              714,037
    8,477  O'Reilly Automotive, Inc. (a)            710,118
   12,607  Ross Stores, Inc.                        787,559
   66,270  Staples, Inc.                            864,824
                                               ------------
                                                  3,076,538
                                               ------------
           TEXTILES, APPAREL & LUXURY
              GOODS -- 1.0%
   11,122  Fossil, Inc. (a)                         851,278
                                               ------------
           TRADING COMPANIES & DISTRIBUTORS
              -- 1.0%
   21,203  Fastenal Co.                             854,693
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 1.0%
   30,489  Vodafone Group PLC, ADR                  859,180
                                               ------------
           TOTAL COMMON STOCKS -- 100.0%         85,085,946
           (Cost $89,105,595)                  ------------

           INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED -- 2.1%
           MONEY MARKET FUND -- 1.1%
  892,170  Goldman Sachs Financial Square
              Government Fund, 0.05% (c)            892,170
             (Cost $892,170)                   ------------

PRINCIPAL
  VALUE
---------
           REPURCHASE AGREEMENT -- 1.0%
$ 884,950  JP Morgan Chase & Co., 0.03%
             (c), dated 06/29/12, due 07/02/12,
             with a maturity value of $884,950.
             Collateralized by U.S. Treasury
             Bill, interest rate of 0.00%, due
             02/07/13. The market value of the
             collateral including accrued
             interest was $921,614.                 884,950
           (Cost $884,950)                     ------------

           TOTAL INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED - 2.1%            1,777,120
           (Cost $1,777,120)                   ------------

           TOTAL INVESTMENTS -- 102.1%           86,863,066
           (Cost $90,882,715) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- (2.1)%              (1,773,468)
                                               ------------
           NET ASSETS -- 100.0%                $ 85,089,598
                                               ============


                       See Notes to Financial Statements                 Page 53

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

JUNE 30, 2012 (UNAUDITED)

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate market value of such securities is $1,739,918 and the total market value of the collateral held by the Fund is $1,777,120.

(c)   Interest rate shown reflects yield as of June 30, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,667,434 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,687,083.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $ 85,085,946   $       --    $      --
Money Market Fund         892,170           --           --
Repurchase Agreement      884,950           --           --
                     --------------------------------------
Total Investments     $86,863,066   $       --    $      --
                     ======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

Page 54                See Notes to Financial Statements

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           COMMUNICATIONS EQUIPMENT -- 8.2%
  180,812  Cisco Systems, Inc.                 $  3,104,542
   30,265  F5 Networks, Inc. (a)                  3,013,184
   54,724  QUALCOMM, Inc.                         3,047,032
  283,920  Research In Motion Ltd. (a)            2,098,169
                                               ------------
                                                 11,262,927
                                               ------------
           COMPUTERS & PERIPHERALS -- 11.5%
    5,385  Apple, Inc. (a)                        3,144,840
  251,373  Dell, Inc. (a)                         3,147,190
  100,615  NetApp, Inc. (a)                       3,201,569
   83,905  SanDisk Corp. (a)                      3,060,854
  131,179  Seagate Technology PLC                 3,244,057
                                               ------------
                                                 15,798,510
                                               ------------
           HEALTH CARE TECHNOLOGY -- 2.2%
   37,414  Cerner Corp. (a)                       3,092,641
                                               ------------
           HOUSEHOLD DURABLES -- 2.3%
   81,839  Garmin Ltd.                            3,133,615
                                               ------------
           INTERNET SOFTWARE & SERVICES
              -- 11.4%
   99,290  Akamai Technologies, Inc. (a)          3,152,458
   25,900  Baidu, Inc., ADR (a)                   2,977,982
    5,477  Google, Inc., Class A (a)              3,177,043
   73,042  VeriSign, Inc. (a)                     3,182,440
  201,295  Yahoo!, Inc. (a)                       3,186,500
                                               ------------
                                                 15,676,423
                                               ------------
           IT SERVICES -- 4.5%
   51,106  Cognizant Technology Solutions
              Corp., Class A (a)                  3,066,360
   68,709  Infosys Ltd., ADR                      3,096,028
                                               ------------
                                                  6,162,388
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 34.6%
   93,523  Altera Corp.                           3,164,818
  281,336  Applied Materials, Inc.                3,224,111
   90,751  Avago Technologies Ltd.                3,257,961
   90,195  Broadcom Corp., Class A                3,048,591
  113,090  Intel Corp.                            3,013,848
   64,001  KLA-Tencor Corp.                       3,152,049
   81,883  Lam Research Corp. (a)                 3,090,264
  103,511  Linear Technology Corp.                3,243,000
  268,393  Marvell Technology Group Ltd.          3,027,473
  119,887  Maxim Integrated Products, Inc.        3,073,903
   95,193  Microchip Technology, Inc.             3,148,984
  524,938  Micron Technology, Inc. (a)            3,312,359
  251,577  NVIDIA Corp. (a)                       3,476,794
  110,979  Texas Instruments, Inc.                3,183,988
   94,989  Xilinx, Inc.                           3,188,781
                                               ------------
                                                 47,606,924
                                               ------------
           SOFTWARE -- 25.3%
   95,458  Adobe Systems, Inc. (a)                3,089,975
   92,655  Autodesk, Inc. (a)                     3,241,998
   70,655  BMC Software, Inc. (a)                 3,015,555


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           SOFTWARE -- (CONTINUED)
  117,517  CA, Inc.                            $  3,183,536
   61,359  Check Point Software Technologies
              Ltd. (a)                            3,042,793
   38,591  Citrix Systems, Inc. (a)               3,239,329
   53,016  Intuit, Inc.                           3,146,500
  102,994  Microsoft Corp.                        3,150,586
  141,505  Nuance Communications, Inc. (a)        3,370,649
  111,620  Oracle Corp.                           3,315,114
  209,477  Symantec Corp. (a)                     3,060,459
                                               ------------
                                                 34,856,494
                                               ------------
           TOTAL INVESTMENTS -- 100.0%          137,589,922
            (Cost $155,850,058) (b)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (19,130)
                                               ------------
           NET ASSETS -- 100.0%                $137,570,792
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,686,825 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,946,961.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $137,589,922    $     --     $      --
                     ======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

                       See Notes to Financial Statements                 Page 55

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.2%
           BIOTECHNOLOGY -- 70.6%
  123,436  Alexion Pharmaceuticals, Inc. (a)   $ 12,257,195
  168,153  Amgen, Inc.                           12,281,895
  531,238  Amylin Pharmaceuticals, Inc. (a)      14,996,849
   95,593  Biogen Idec, Inc. (a)                 13,801,717
  153,854  Celgene Corp. (a)                      9,871,273
1,176,380  Dendreon Corp. (a)                     8,705,212
  238,748  Gilead Sciences, Inc. (a)             12,242,997
  847,984  Human Genome Sciences, Inc. (a)       11,134,030
  626,595  Incyte Corp. (a)                      14,223,706
  992,325  InterMune, Inc. (a)                   11,858,284
  470,838  Myriad Genetics, Inc. (a)             11,191,819
   96,307  Regeneron Pharmaceuticals, Inc. (a)   11,000,186
  289,398  United Therapeutics Corp. (a)         14,290,473
  332,916  Vertex Pharmaceuticals, Inc. (a)      18,616,663
                                               ------------
                                                176,472,299
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 23.4%
2,844,999  Affymetrix, Inc. (a)                  13,343,045
  274,418  Illumina, Inc. (a)                    11,083,743
  263,003  Life Technologies Corp. (a)           11,832,505
  732,925  QIAGEN N.V. (a)                       12,239,848
2,430,520  Sequenom, Inc. (a)                     9,867,911
                                               ------------
                                                 58,367,052
                                               ------------
           PHARMACEUTICALS -- 5.2%
1,621,297  Nektar Therapeutics (a)               13,083,867
                                               ------------
           TOTAL INVESTMENTS -- 99.2%           247,923,218
           (Cost $270,480,345) (b)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.8%                 2,031,346
                                               ------------
           NET ASSETS -- 100.0%                $249,954,564
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $27,063,524 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $49,620,651.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $247,923,218    $      --    $      --
                     ======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

Page 56                See Notes to Financial Statements

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           CAPITAL MARKETS -- 3.8%
  905,013  E*TRADE Financial Corp. (a)         $  7,276,305
  561,286  TD Ameritrade Holding Corp.            9,541,862
                                               ------------
                                                 16,818,167
                                               ------------
           COMMUNICATIONS EQUIPMENT
              -- 5.4%
  832,314  Juniper Networks, Inc. (a)            13,575,041
  181,982  NETGEAR, Inc. (a)                      6,280,199
1,650,067  Sonus Networks, Inc. (a)               3,547,644
                                               ------------
                                                 23,402,884
                                               ------------
           HEALTH CARE TECHNOLOGY -- 1.7%
  666,918  Allscripts Healthcare Solutions,
              Inc. (a)                            7,289,414
                                               ------------
           INTERNET & CATALOG RETAIL
              -- 20.4%
  149,442  Amazon.com, Inc. (a)                  34,125,081
  222,576  Expedia, Inc.                         10,699,228
  143,236  Netflix, Inc. (a)                      9,807,369
   35,853  priceline.com, Inc. (a)               23,825,035
  238,088  TripAdvisor, Inc. (a)                 10,640,153
                                               ------------
                                                 89,096,866
                                               ------------
           INTERNET SOFTWARE & SERVICES
              -- 48.0%
  377,301  Akamai Technologies, Inc. (a)         11,979,307
  212,567  Constant Contact, Inc. (a)             3,800,698
  214,116  DealerTrack Holdings, Inc. (a)         6,447,033
  273,665  Digital River, Inc. (a)                4,548,312
  635,705  EarthLink, Inc.                        4,729,645
  647,482  eBay, Inc. (a)                        27,200,719
   79,994  Equinix, Inc. (a)                     14,050,946
   72,742  Google, Inc., Class A (a)             42,195,452
  194,539  IAC/InterActiveCorp                    8,870,978
  232,340  j2 Global, Inc.                        6,138,423
  122,815  LinkedIn Corp., Class A (a)           13,051,550
  654,878  Monster Worldwide, Inc. (a)            5,566,463
  241,439  Rackspace Hosting, Inc. (a)           10,608,830
  859,331  United Online, Inc.                    3,626,377
  363,269  ValueClick, Inc. (a)                   5,953,979
  302,274  VeriSign, Inc. (a)                    13,170,078
  209,956  Vocus, Inc. (a)                        3,905,181
  235,289  WebMD Health Corp. (a)                 4,825,777
1,181,290  Yahoo!, Inc. (a)                      18,699,821
                                               ------------
                                                209,369,569
                                               ------------
           IT SERVICES -- 1.2%
  525,030  Sapient Corp.                          5,287,052
                                               ------------
           SOFTWARE -- 19.5%
  229,426  Ariba, Inc. (a)                       10,269,108
  260,239  Check Point Software Technologies
              Ltd. (a)                           12,905,252
  133,220  Concur Technologies, Inc. (a)          9,072,282
  239,387  Ebix, Inc.                             4,775,771
  257,834  Quest Software, Inc. (a)               7,180,677
  131,626  Salesforce.com, Inc. (a)              18,198,611


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           SOFTWARE -- (CONTINUED)
  382,626  TIBCO Software, Inc. (a)            $ 11,448,170
  186,658  Virnetx Holding Corp. (a)              6,579,694
  250,467  Websense, Inc. (a)                     4,691,247
                                               ------------
                                                 85,120,812
                                               ------------
           TOTAL COMMON STOCKS -- 100.0%        436,384,764
           (Cost $453,032,456)

           MONEY MARKET FUND -- 0.1%
  178,240  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (b)                             178,240
           (Cost $178,240)                     ------------

           TOTAL INVESTMENTS -- 100.1%          436,563,004
           (Cost $453,210,696) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                (274,505)
                                               ------------
           NET ASSETS -- 100.0%                $436,288,499
                                               ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of June 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $41,706,697 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $58,354,389.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $436,384,764    $      --    $      --
Money Market Fund         178,240           --           --
                     --------------------------------------
Total Investments    $436,563,004    $      --    $      --
                     ======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

                       See Notes to Financial Statements                 Page 57

FIRST TRUST STRATEGIC VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 2.1%
    9,593  General Dynamics Corp.              $    632,754
                                               ------------
           BIOTECHNOLOGY -- 1.9%
    9,213  Celgene Corp. (a)                        591,106
                                               ------------
           CAPITAL MARKETS -- 3.7%
    5,901  Goldman Sachs Group (The), Inc.          565,670
   40,200  Morgan Stanley                           586,518
                                               ------------
                                                  1,152,188
                                               ------------
           CHEMICALS -- 2.2%
    3,497  CF Industries Holdings, Inc.             677,509
                                               ------------
           COMMERCIAL BANKS -- 2.0%
   45,975  Fifth Third Bancorp                      616,065
                                               ------------
           COMPUTERS & PERIPHERALS -- 5.1%
   40,683  Dell, Inc. (a)                           509,351
   26,502  Hewlett-Packard Co.                      532,955
   21,137  Seagate Technology PLC                   522,718
                                               ------------
                                                  1,565,024
                                               ------------
           DIVERSIFIED FINANCIAL SERVICES
              -- 3.6%
   20,354  Citigroup, Inc.                          557,903
   15,406  JPMorgan Chase & Co.                     550,457
                                               ------------
                                                  1,108,360
                                               ------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.1%
   16,719  CenturyLink, Inc.                        660,233
                                               ------------
           ENERGY EQUIPMENT & SERVICES
              -- 3.7%
   19,772  Halliburton Co.                          561,327
    9,043  National Oilwell Varco, Inc.             582,731
                                               ------------
                                                  1,144,058
                                               ------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 2.2%
   16,948  St. Jude Medical, Inc.                   676,395
                                               ------------
           HEALTH CARE PROVIDERS &
              SERVICES -- 8.1%
   14,909  Aetna, Inc.                              578,022
   14,211  Cigna Corp.                              625,284
    7,180  McKesson Corp.                           673,125
    9,707  WellPoint, Inc.                          619,210
                                               ------------
                                                  2,495,641
                                               ------------
           INSURANCE -- 14.1%
    8,414  ACE Ltd.                                 623,730
   14,793  Aflac, Inc.                              630,034
   18,807  Allstate (The) Corp.                     659,938
   19,592  American International Group,
              Inc. (a)                              628,707
   18,785  MetLife, Inc.                            579,517
   12,161  Prudential Financial, Inc.               588,957
    9,972  Travelers (The) Cos., Inc.               636,613
                                               ------------
                                                  4,347,496
                                               ------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           MACHINERY -- 9.5%
    6,534  Caterpillar, Inc.                   $    554,802
    6,005  Cummins, Inc.                            581,945
    7,971  Deere & Co.                              644,615
   14,177  Eaton Corp.                              561,834
    7,555  Parker Hannifin Corp.                    580,828
                                               ------------
                                                  2,924,024
                                               ------------
           MEDIA -- 2.4%
   33,535  News Corp., Class A                      747,495
                                               ------------
           METALS & MINING -- 4.1%
   17,670  Freeport-McMoRan Copper &
              Gold, Inc.                            602,017
   13,934  Newmont Mining Corp.                     675,938
                                               ------------
                                                  1,277,955
                                               ------------
           MULTILINE RETAIL -- 1.9%
   12,851  Kohl's Corp.                             584,592
                                               ------------
           OIL, GAS & CONSUMABLE FUELS
              -- 14.5%
    7,222  Apache Corp.                             634,742
    6,201  Chevron Corp.                            654,205
   12,626  Hess Corp.                               548,600
   24,000  Marathon Oil Corp.                       613,680
   16,185  Marathon Petroleum Corp.                 727,030
    7,319  Occidental Petroleum Corp.               627,751
   28,026  Valero Energy Corp.                      676,828
                                               ------------
                                                  4,482,836
                                               ------------
           PHARMACEUTICALS -- 4.4%
   15,581  Eli Lilly & Co.                          668,581
   16,560  Merck & Co., Inc.                        691,380
                                               ------------
                                                  1,359,961
                                               ------------
           REAL ESTATE INVESTMENT TRUSTS
              -- 2.1%
   39,339  Annaly Capital Management, Inc.          660,108
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 6.2%
   57,021  Applied Materials, Inc.                  653,461
   18,573  Broadcom Corp., Class A                  627,767
   23,054  Intel Corp.                              614,389
                                               ------------
                                                  1,895,617
                                               ------------
           SOFTWARE -- 4.0%
   20,762  Microsoft Corp.                          635,109
   40,657  Symantec Corp. (a)                       593,999
                                               ------------
                                                  1,229,108
                                               ------------

           TOTAL INVESTMENTS -- 99.9%            30,828,525
           (Cost $31,127,622) (b)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                    26,988
                                               ------------
           NET ASSETS -- 100.0%                $ 30,855,513
                                               ============


Page 58                See Notes to Financial Statements

FIRST TRUST STRATEGIC VALUE INDEX FUND

JUNE 30, 2012 (UNAUDITED)

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,040,143 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,339,240.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $30,828,525     $      --    $      --
                     ======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

                       See Notes to Financial Statements                 Page 59

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           AEROSPACE & DEFENSE -- 1.6%
      553  AAR Corp.                           $      7,455
      355  Curtiss-Wright Corp.                      11,023
      181  Esterline Technologies Corp. (a)          11,285
      546  Textron, Inc.                             13,579
      283  Triumph Group, Inc.                       15,924
                                               ------------
                                                     59,266
                                               ------------
           AIR FREIGHT & LOGISTICS -- 1.3%
      599  United Parcel Service, Inc., Class B      47,177
                                               ------------
           AIRLINES -- 2.3%
    4,221  Delta Air Lines, Inc. (a)                 46,220
    2,093  JetBlue Airways Corp. (a)                 11,093
    1,054  SkyWest, Inc.                              6,882
    1,387  US Airways Group, Inc. (a)                18,489
                                               ------------
                                                     82,684
                                               ------------
           AUTO COMPONENTS -- 1.0%
      711  Federal-Mogul Corp. (a)                    7,821
      489  Tenneco, Inc. (a)                         13,115
      314  WABCO Holdings, Inc. (a)                  16,620
                                               ------------
                                                     37,556
                                               ------------
           BEVERAGES -- 2.1%
      715  Anheuser-Busch InBev NV, ADR              56,950
      223  Brown-Forman Corp., Class B               21,597
                                               ------------
                                                     78,547
                                               ------------
           BIOTECHNOLOGY -- 1.2%
      855  Gilead Sciences, Inc. (a)                 43,844
                                               ------------
           CAPITAL MARKETS -- 2.2%
      576  AllianceBernstein Holding L.P. (b)         7,309
      849  Ameriprise Financial, Inc.                44,369
    1,419  Janus Capital Group, Inc.                 11,096
      949  SEI Investments Co.                       18,876
                                               ------------
                                                     81,650
                                               ------------
           CHEMICALS -- 3.0%
      283  Albemarle Corp.                           16,878
    1,325  Dow Chemical (The) Co.                    41,737
      421  H.B. Fuller Co.                           12,925
    1,374  Huntsman Corp.                            17,780
      784  Kronos Worldwide, Inc.                    12,379
      423  OM Group, Inc. (a)                         8,037
                                               ------------
                                                    109,736
                                               ------------
           COMMERCIAL BANKS -- 2.5%
    1,928  First Niagara Financial Group, Inc.       14,749
    1,317  Susquehanna Bancshares, Inc.              13,565
    6,385  Synovus Financial Corp.                   12,642
    1,518  Wells Fargo & Co.                         50,762
                                               ------------
                                                     91,718
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 2.3%
      488  Cintas Corp.                              18,842
      486  Deluxe Corp.                              12,121
    1,526  Republic Services, Inc.                   40,378


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMERCIAL SERVICES & SUPPLIES
              -- (CONTINUED)
    1,288  Steelcase, Inc., Class A            $     11,630
                                               ------------
                                                     82,971
                                               ------------
           COMPUTERS & PERIPHERALS -- 3.0%
       94  Apple, Inc. (a)                           54,896
      721  Electronics For Imaging, Inc. (a)         11,716
    1,754  Seagate Technology PLC                    43,377
                                               ------------
                                                    109,989
                                               ------------
           CONSTRUCTION & ENGINEERING
              -- 0.8%
      402  Jacobs Engineering Group, Inc. (a)        15,220
      433  URS Corp.                                 15,103
                                               ------------
                                                     30,323
                                               ------------
           CONSUMER FINANCE -- 1.8%
    1,631  Discover Financial Services               56,400
      385  EZCORP, Inc., Class A (a)                  9,032
                                               ------------
                                                     65,432
                                               ------------
           CONTAINERS & PACKAGING -- 0.4%
      795  Owens-Illinois, Inc. (a)                  15,240
                                               ------------
           DIVERSIFIED CONSUMER SERVICES
              -- 0.7%
      218  Coinstar, Inc. (a)                        14,968
      165  ITT Educational Services, Inc. (a)        10,024
                                               ------------
                                                     24,992
                                               ------------
           DIVERSIFIED FINANCIAL SERVICES
              -- 1.3%
    5,699  Bank of America Corp.                     46,618
                                               ------------
           ELECTRIC UTILITIES -- 1.2%
    1,961  Duke Energy Corp.                         45,221
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 1.7%
      326  Dolby Laboratories, Inc., Class A (a)     13,464
      513  Insight Enterprises, Inc. (a)              8,634
      744  Jabil Circuit, Inc.                       15,125
      987  Sanmina-SCI Corp. (a)                      8,083
      363  Tech Data Corp. (a)                       17,486
                                               ------------
                                                     62,792
                                               ------------
           ENERGY EQUIPMENT & SERVICES
              -- 1.0%
      786  Helix Energy Solutions Group,
              Inc. (a)                               12,898
    1,955  RPC, Inc.                                 23,245
                                               ------------
                                                     36,143
                                               ------------
           FOOD & STAPLES RETAILING -- 0.4%
      845  Safeway, Inc.                             15,337
                                               ------------
           FOOD PRODUCTS -- 0.5%
      808  Smithfield Foods, Inc. (a)                17,477
                                               ------------

Page 60                See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- (CONTINUED)
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 0.7%
      495  Greatbatch, Inc. (a)                $     11,241
      889  Hologic, Inc. (a)                         16,038
                                               ------------
                                                     27,279
                                               ------------
           HEALTH CARE PROVIDERS &
              SERVICES -- 1.5%
    1,007  Aetna, Inc.                               39,042
    3,214  Tenet Healthcare Corp. (a)                16,841
                                               ------------
                                                     55,883
                                               ------------
           HOTELS, RESTAURANTS & LEISURE
              -- 3.0%
      278  Bally Technologies, Inc. (a)              12,971
      678  Brinker International, Inc.               21,608
      231  Cracker Barrel Old Country Store,
              Inc.                                   14,507
      443  Penn National Gaming, Inc. (a)            19,753
      596  Royal Caribbean Cruises Ltd.              15,514
      461  Wyndham Worldwide Corp.                   24,313
                                               ------------
                                                    108,666
                                               ------------
           HOUSEHOLD DURABLES -- 2.2%
      890  La-Z-Boy, Inc. (a)                        10,938
      282  Mohawk Industries, Inc. (a)               19,692
    3,640  Sony Corp., ADR                           51,834
                                               ------------
                                                     82,464
                                               ------------
           INSURANCE -- 5.0%
    1,485  Allstate (The) Corp.                      52,109
    2,105  Genworth Financial, Inc., Class A (a)     11,914
      239  Hanover Insurance Group (The), Inc.        9,352
      763  Lincoln National Corp.                    16,687
      689  Protective Life Corp.                     20,263
      779  Prudential Financial, Inc.                37,727
      331  Reinsurance Group of America, Inc.        17,613
      391  Torchmark Corp.                           19,765
                                               ------------
                                                    185,430
                                               ------------
           INTERNET SOFTWARE & SERVICES
              -- 0.3%
      625  ValueClick, Inc. (a)                      10,244
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS
              -- 0.3%
      294  Sturm, Ruger & Co., Inc.                  11,804
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 2.3%
    1,043  Agilent Technologies, Inc.                40,927
      828  Thermo Fisher Scientific, Inc.            42,982
                                               ------------
                                                     83,909
                                               ------------
           MACHINERY -- 7.9%
      449  Actuant Corp., Class A                    12,195
      358  AGCO Corp. (a)                            16,371
      568  Altra Holdings, Inc.                       8,963
      381  Cummins, Inc.                             36,923
      826  Illinois Tool Works, Inc.                 43,687
    1,210  Ingersoll-Rand PLC                        51,038


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           MACHINERY -- (CONTINUED)
      815  ITT Corp.                           $     14,344
      403  Navistar International Corp. (a)          11,433
      357  Sauer-Danfoss, Inc.                       12,470
      613  Stanley Black & Decker, Inc.              39,452
      817  Terex Corp. (a)                           14,567
      353  Timken (The) Co.                          16,164
      161  Toro (The) Co.                            11,800
                                               ------------
                                                    289,407
                                               ------------
           MEDIA -- 6.7%
    1,539  CBS Corp., Class B                        50,448
      646  DISH Network Corp., Class A               18,443
    1,144  Live Nation Entertainment, Inc. (a)       10,502
      395  Scholastic Corp.                          11,123
      429  Time Warner Cable, Inc.                   35,221
    1,227  Time Warner, Inc.                         47,240
      530  Valassis Communications, Inc. (a)         11,528
      918  Viacom, Inc., Class B                     43,164
       47  Washington Post (The) Co., Class B        17,570
                                               ------------
                                                    245,239
                                               ------------
           METALS & MINING -- 3.9%
    4,469  Alcoa, Inc.                               39,104
      769  Commercial Metals Co.                      9,720
    1,035  Nucor Corp.                               39,227
    1,365  Southern Copper Corp.                     43,011
      627  United States Steel Corp.                 12,916
                                               ------------
                                                    143,978
                                               ------------
           MULTILINE RETAIL -- 0.8%
      417  Big Lots, Inc. (a)                        17,009
      833  Fred's, Inc., Class A                     12,737
                                               ------------
                                                     29,746
                                               ------------
           MULTI-UTILITIES -- 1.4%
      724  Sempra Energy                             49,869
                                               ------------
           OIL, GAS & CONSUMABLE FUELS
              -- 7.0%
      252  Alliance Resource Partners L.P. (b)       14,142
      992  BP PLC, ADR                               40,216
      975  Imperial Oil Ltd.                         40,677
    1,386  Marathon Oil Corp.                        35,440
      894  Murphy Oil Corp.                          44,959
      637  Royal Dutch Shell PLC, ADR                42,953
    1,361  Suncor Energy, Inc.                       39,401
                                               ------------
                                                    257,788
                                               ------------
           PAPER & FOREST PRODUCTS -- 1.1%
    1,443  International Paper Co.                   41,717
                                               ------------
           PHARMACEUTICALS -- 3.9%
      974  AstraZeneca PLC, ADR                      43,586
    1,171  Eli Lilly & Co.                           50,248
      343  Novo Nordisk A/S, ADR                     49,852
                                               ------------
                                                    143,686
                                               ------------

                       See Notes to Financial Statements                 Page 61

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           PROFESSIONAL SERVICES -- 0.6%
      750  Kelly Services, Inc., Class A       $      9,682
      421  Stantec, Inc.                             12,041
                                               ------------
                                                     21,723
                                               ------------
           ROAD & RAIL -- 1.1%
      823  Heartland Express, Inc.                   11,777
    1,252  Hertz Global Holdings, Inc. (a)           16,026
      482  Werner Enterprises, Inc.                  11,515
                                               ------------
                                                     39,318
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 5.2%
    2,609  Advanced Micro Devices, Inc. (a)          14,950
    1,165  Analog Devices, Inc.                      43,885
      594  Cirrus Logic, Inc. (a)                    17,749
    1,294  GT Advanced Technologies, Inc. (a)         6,832
    2,832  Integrated Device Technology,
              Inc. (a)                               15,916
    1,724  Intel Corp.                               45,945
    2,274  MEMC Electronic Materials, Inc. (a)        4,935
    1,379  Texas Instruments, Inc.                   39,563
                                               ------------
                                                    189,775
                                               ------------
           SOFTWARE -- 1.3%
    1,507  Microsoft Corp.                           46,099
                                               ------------
           SPECIALTY RETAIL -- 8.0%
      231  Advance Auto Parts, Inc.                  15,759
    1,021  Ascena Retail Group, Inc. (a)             19,011
      241  DSW, Inc., Class A                        13,110
      682  Foot Locker, Inc.                         20,856
    2,131  Gap (The), Inc.                           58,304
      328  Men's Wearhouse (The), Inc.                9,230
    4,101  Office Depot, Inc. (a)                     8,858
      342  PetSmart, Inc.                            23,318
      734  Pier 1 Imports, Inc.                      12,060
      885  Ross Stores, Inc.                         55,286
    1,337  TJX (The) Cos., Inc.                      57,397
                                               ------------
                                                    293,189
                                               ------------
           TOBACCO -- 2.7%
      374  Lorillard, Inc.                           49,349
      571  Philip Morris International, Inc.         49,826
                                               ------------
                                                     99,175
                                               ------------
           TRADING COMPANIES &
              DISTRIBUTORS -- 0.4%
      457  United Rentals, Inc. (a)                  15,556
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 0.4%
      684  Telephone & Data Systems, Inc.            14,562
                                               ------------
           TOTAL COMMON STOCKS -- 100.0%          3,671,219
           (Cost $3,784,455)


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           MONEY MARKET FUND -- 1.2%
   45,167  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (c)                        $     45,167
           (Cost $45,167)                      ------------

           TOTAL INVESTMENTS -- 101.2%            3,716,386
            (Cost $3,829,622) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- (1.2)%                 (43,730)
                                               ------------
           NET ASSETS -- 100.0%                $  3,672,656
                                               ============

(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c)   Interest rate shown reflects yield as of June 30, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $213,708 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $326,944.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $3,671,219     $      --    $      --
Money Market Fund         45,167            --           --
                      -------------------------------------
Total Investments     $3,716,386     $      --    $      --
                      =====================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

Page 62                See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 5.2%
   36,057  Boeing (The) Co.                    $  2,679,035
   41,173  General Dynamics Corp.                 2,715,771
   47,688  Honeywell International, Inc.          2,662,898
   35,665  L-3 Communications Holdings, Inc.      2,639,567
   30,407  Lockheed Martin Corp.                  2,647,841
   41,669  Northrop Grumman Corp.                 2,658,065
   47,257  Raytheon Co.                           2,674,274
   53,808  Rockwell Collins, Inc.                 2,655,425
   34,736  United Technologies Corp.              2,623,610
                                               ------------
                                                 23,956,486
                                               ------------
           AIR FREIGHT & LOGISTICS -- 1.1%
   45,471  C.H. Robinson Worldwide, Inc.          2,661,417
   33,514  United Parcel Service, Inc., Class B   2,639,563
                                               ------------
                                                  5,300,980
                                               ------------
           BEVERAGES -- 2.3%
   34,262  Coca-Cola (The) Co.                    2,678,946
   25,971  Diageo PLC, ADR                        2,676,831
   65,469  Molson Coors Brewing Co., Class B      2,724,165
   37,339  PepsiCo, Inc.                          2,638,374
                                               ------------
                                                 10,718,316
                                               ------------
           CAPITAL MARKETS -- 0.6%
  206,263  KKR & Co. L.P. (a)                     2,658,730
                                               ------------
           CHEMICALS -- 1.7%
   33,323  Air Products and Chemicals, Inc.       2,690,166
   51,975  E.I. du Pont de Nemours & Co.          2,628,375
   25,282  PPG Industries, Inc.                   2,682,926
                                               ------------
                                                  8,001,467
                                               ------------
           COMMERCIAL BANKS -- 4.6%
   48,109  Bank of Montreal                       2,658,503
   50,271  Bank of Nova Scotia                    2,603,535
   46,125  BOK Financial Corp.                    2,684,475
   36,681  Canadian Imperial Bank of
              Commerce                            2,580,142
   69,331  Commerce Bancshares, Inc.              2,627,645
   46,209  Cullen/Frost Bankers, Inc.             2,656,555
   51,691  Royal Bank of Canada                   2,647,613
   33,824  Toronto-Dominion (The) Bank            2,646,052
                                               ------------
                                                 21,104,520
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 1.1%
   96,490  Avery Dennison Corp.                   2,638,037
   79,658  Waste Management, Inc.                 2,660,577
                                               ------------
                                                  5,298,614
                                               ------------
           COMMUNICATIONS EQUIPMENT
              -- 0.6%
   62,928  Harris Corp.                           2,633,537
                                               ------------
           COMPUTERS & PERIPHERALS -- 1.1%
   70,905  Diebold, Inc.                          2,617,103
  131,106  Hewlett-Packard Co.                    2,636,542
                                               ------------
                                                  5,253,645
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           CONTAINERS & PACKAGING -- 1.1%
   81,353  Bemis Co., Inc.                     $  2,549,603
   84,381  Sonoco Products Co.                    2,544,087
                                               ------------
                                                  5,093,690
                                               ------------
           DISTRIBUTORS -- 0.6%
   42,442  Genuine Parts Co.                      2,557,131
                                               ------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.7%
   73,299  AT&T, Inc.                             2,613,842
   67,150  CenturyLink, Inc.                      2,651,754
   58,690  Verizon Communications, Inc.           2,608,184
                                               ------------
                                                  7,873,780
                                               ------------
           ELECTRIC UTILITIES -- 9.6%
   62,897  ALLETE, Inc.                           2,629,095
   62,483  Cleco Corp.                            2,613,664
  111,722  Duke Energy Corp.                      2,576,309
   77,559  El Paso Electric Co.                   2,571,856
   38,546  Entergy Corp.                          2,616,888
   70,032  Exelon Corp.                           2,634,604
   53,527  FirstEnergy Corp.                      2,632,993
   55,403  MGE Energy, Inc.                       2,620,562
   38,287  NextEra Energy, Inc.                   2,634,528
   68,151  Northeast Utilities                    2,644,940
   50,748  OGE Energy Corp.                       2,628,239
   50,589  Pinnacle West Capital Corp.            2,617,475
   98,078  Portland General Electric Co.          2,614,760
       78  Progress Energy, Inc.                      4,693
   55,390  Southern (The) Co.                     2,564,557
   73,090  UIL Holdings Corp.                     2,621,007
   87,225  Westar Energy, Inc.                    2,612,389
   91,985  Xcel Energy, Inc.                      2,613,294
                                               ------------
                                                 44,451,853
                                               ------------
           ELECTRICAL EQUIPMENT -- 0.6%
   57,556  Emerson Electric Co.                   2,680,959
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 0.6%
  108,551  Molex, Inc.                            2,598,711
                                               ------------
           FOOD & STAPLES RETAILING -- 2.9%
  149,203  Safeway, Inc.                          2,708,035
   88,952  Sysco Corp.                            2,651,659
   88,368  Walgreen Co.                           2,613,926
   37,574  Wal-Mart Stores, Inc.                  2,619,659
   58,987  Weis Markets, Inc.                     2,626,101
                                               ------------
                                                 13,219,380
                                               ------------
           FOOD PRODUCTS -- 6.1%
   88,982  Archer-Daniels-Midland Co.             2,626,749
   80,057  Campbell Soup Co.                      2,672,303
  101,618  ConAgra Foods, Inc.                    2,634,955
  135,441  DE Master Blenders 1753 N.V. (b)       1,527,182
   66,661  General Mills, Inc.                    2,569,115
   48,127  H. J. Heinz Co.                        2,617,146
  100,150  Hillshire Brands Co.                   2,903,354
   34,553  J.M. Smucker (The) Co.                 2,609,442
   52,572  Kellogg Co.                            2,593,377

                       See Notes to Financial Statements                 Page 63

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           FOOD PRODUCTS -- (CONTINUED)
   66,351  Kraft Foods, Inc., Class A          $  2,562,476
   79,387  Unilever PLC, ADR                      2,677,723
                                               ------------
                                                 27,993,822
                                               ------------
           GAS UTILITIES -- 5.7%
   67,327  AGL Resources, Inc.                    2,608,921
   76,017  Atmos Energy Corp.                     2,665,916
   57,986  National Fuel Gas Co.                  2,724,182
   60,707  New Jersey Resources Corp.             2,647,432
   53,560  Northwest Natural Gas Co.              2,549,456
   79,534  Piedmont Natural Gas Co., Inc.         2,560,200
  125,825  Questar Corp.                          2,624,710
   51,103  South Jersey Industries, Inc.          2,604,720
   90,747  UGI Corp.                              2,670,684
   64,399  WGL Holdings, Inc.                     2,559,860
                                               ------------
                                                 26,216,081
                                               ------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 2.3%
   49,850  Baxter International, Inc.             2,649,528
   35,074  Becton, Dickinson & Co.                2,621,781
   68,718  Medtronic, Inc.                        2,661,448
   67,398  St. Jude Medical, Inc.                 2,689,854
                                               ------------
                                                 10,622,611
                                               ------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 1.9%
   62,990  Cardinal Health, Inc.                  2,645,580
  102,023  Lincare Holdings, Inc.                 3,470,822
   86,606  Owens & Minor, Inc.                    2,652,742
                                               ------------
                                                  8,769,144
                                               ------------
           HOTELS, RESTAURANTS & LEISURE
              -- 0.6%
   29,072  McDonald's Corp.                       2,573,744
                                               ------------
           HOUSEHOLD DURABLES -- 0.6%
  131,441  Leggett & Platt, Inc.                  2,777,348
                                               ------------
           HOUSEHOLD PRODUCTS -- 2.3%
   36,302  Clorox (The) Co.                       2,630,443
   25,794  Colgate-Palmolive Co.                  2,685,155
   31,627  Kimberly-Clark Corp.                   2,649,394
   43,194  Procter & Gamble (The) Co.             2,645,633
                                               ------------
                                                 10,610,625
                                               ------------
           INDUSTRIAL CONGLOMERATES -- 0.6%
   29,840  3M Co.                                 2,673,664
                                               ------------
           INSURANCE -- 5.7%
   36,219  ACE Ltd.                               2,684,914
   76,608  Allstate (The) Corp.                   2,688,175
   74,710  Arthur J. Gallagher & Co.              2,620,079
   75,369  Assurant, Inc.                         2,625,856
   36,550  Chubb (The) Corp.                      2,661,571
   70,013  Cincinnati Financial Corp.             2,665,395
   36,828  Erie Indemnity Co., Class A            2,637,253
   68,921  Hanover Insurance Group (The), Inc.    2,696,879
   61,670  Mercury General Corp.                  2,569,789


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           INSURANCE -- (CONTINUED)
   41,220  Travelers (The) Cos., Inc.          $  2,631,485
                                               ------------
                                                 26,481,396
                                               ------------
           IT SERVICES -- 2.9%
   45,382  Accenture PLC, Class A                 2,727,004
   47,529  Automatic Data Processing, Inc.        2,645,464
  109,807  Computer Sciences Corp.                2,725,410
   80,712  Paychex, Inc.                          2,535,164
  218,584  SAIC, Inc.                             2,649,238
                                               ------------
                                                 13,282,280
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS
              -- 1.1%
   77,256  Hasbro, Inc.                           2,616,661
   80,967  Mattel, Inc.                           2,626,569
                                               ------------
                                                  5,243,230
                                               ------------
           MACHINERY -- 2.3%
   34,429  Deere & Co.                            2,784,273
   48,964  Dover Corp.                            2,624,960
   69,070  Eaton Corp.                            2,737,244
   49,020  Illinois Tool Works, Inc.              2,592,668
                                               ------------
                                                 10,739,145
                                               ------------
           MEDIA -- 1.7%
   55,378  Omnicom Group, Inc.                    2,691,371
   93,633  Thomson Reuters Corp.                  2,663,859
    7,059  Washington Post (The) Co., Class B     2,638,795
                                               ------------
                                                  7,994,025
                                               ------------
           MULTILINE RETAIL -- 1.2%
   59,397  Kohl's Corp.                           2,701,970
   44,763  Target Corp.                           2,604,759
                                               ------------
                                                  5,306,729
                                               ------------
           MULTI-UTILITIES -- 6.8%
   57,414  Alliant Energy Corp.                   2,616,356
   98,342  Avista Corp.                           2,625,731
   41,832  Consolidated Edison, Inc.              2,601,532
   48,027  Dominion Resources, Inc.               2,593,458
   45,944  Integrys Energy Group, Inc.            2,612,835
  123,104  MDU Resources Group, Inc.              2,660,278
   81,044  Public Service Enterprise Group, Inc.  2,633,930
   55,212  SCANA Corp.                            2,641,342
   38,460  Sempra Energy                          2,649,125
  144,083  TECO Energy, Inc.                      2,602,139
   87,763  Vectren Corp.                          2,590,764
   66,179  Wisconsin Energy Corp.                 2,618,703
                                               ------------
                                                 31,446,193
                                               ------------
           OFFICE ELECTRONICS -- 0.6%
   65,269  CANON, Inc., ADR                       2,606,844
                                               ------------
           OIL, GAS & CONSUMABLE FUELS
              -- 5.9%
   25,856  Chevron Corp.                          2,727,808
   48,372  ConocoPhillips                         2,703,027
   65,924  Enbridge, Inc.                         2,631,686
   31,533  Exxon Mobil Corp.                      2,698,279

Page 64                See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS
              -- (CONTINUED)
  108,139  Marathon Oil Corp.                  $  2,765,114
   58,276  Murphy Oil Corp.                       2,930,700
   33,128  Occidental Petroleum Corp.             2,841,389
   39,540  Royal Dutch Shell PLC, ADR             2,666,182
   60,477  Total S.A., ADR                        2,718,441
   62,621  TransCanada Corp.                      2,623,820
                                               ------------
                                                 27,306,446
                                               ------------
           PHARMACEUTICALS -- 5.7%
   41,240  Abbott Laboratories                    2,658,743
   59,981  AstraZeneca PLC, ADR                   2,684,150
   75,060  Bristol-Myers Squibb Co.               2,698,407
   61,774  Eli Lilly & Co.                        2,650,722
   55,862  GlaxoSmithKline PLC, ADR               2,545,631
   38,523  Johnson & Johnson                      2,602,614
   64,351  Merck & Co., Inc.                      2,686,654
   47,318  Novartis AG, ADR                       2,645,076
  114,010  Pfizer, Inc.                           2,622,230
   71,598  Sanofi, ADR                            2,704,973
                                               ------------
                                                 26,499,200
                                               ------------
           REAL ESTATE INVESTMENT TRUSTS
              -- 0.6%
   18,597  Public Storage                         2,685,593
                                               ------------
           ROAD & RAIL -- 0.6%
   37,268  Norfolk Southern Corp.                 2,674,724
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 2.9%
   69,313  Analog Devices, Inc.                   2,611,021
  234,597  Applied Materials, Inc.                2,688,482
   98,379  Intel Corp.                            2,621,800
   95,022  Texas Instruments, Inc.                2,726,181
   81,172  Xilinx, Inc.                           2,724,944
                                               ------------
                                                 13,372,428
                                               ------------
           SOFTWARE -- 1.1%
   98,797  CA, Inc.                               2,676,411
   85,851  Microsoft Corp.                        2,626,182
                                               ------------
                                                  5,302,593
                                               ------------
           SPECIALTY RETAIL -- 1.2%
   95,128  Lowe's Cos., Inc.                      2,705,440
  209,298  Staples, Inc.                          2,731,339
                                               ------------
                                                  5,436,779
                                               ------------
           TOBACCO -- 2.9%
   75,972  Altria Group, Inc.                     2,624,833
   25,892  British American Tobacco PLC, ADR      2,644,091
   19,902  Lorillard, Inc.                        2,626,069
   30,502  Philip Morris International, Inc.      2,661,604
   59,164  Reynolds American, Inc.                2,654,689
                                               ------------
                                                 13,211,286
                                               ------------
           WATER UTILITIES -- 0.6%
  105,208  Aqua America, Inc.                     2,625,992
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 0.6%
   91,952  Vodafone Group PLC, ADR             $  2,591,207
                                               ------------
           TOTAL INVESTMENTS -- 99.9%           460,444,928
           (Cost $420,389,364) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                   579,198
                                               ------------
           NET ASSETS -- 100.0%                $461,024,126
                                               ============

(a)   Master Limited Partnership ("MLP").

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $44,957,576 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,902,012.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $460,444,928   $      --    $      --
                      =====================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

                       See Notes to Financial Statements                 Page 65

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (a) -- 100.0%
           AIR FREIGHT & LOGISTICS -- 3.5%
   11,606  C.H. Robinson Worldwide, Inc.       $    679,299
   17,215  Expeditors International of
              Washington, Inc.                      667,081
                                               ------------
                                                  1,346,380
                                               ------------
           BEVERAGES -- 1.6%
    8,642  Monster Beverage Corp. (b)               615,310
                                               ------------
           BIOTECHNOLOGY -- 10.7%
    7,285  Alexion Pharmaceuticals, Inc. (b)        723,401
    9,533  Amgen, Inc.                              696,290
    4,853  Biogen Idec, Inc. (b)                    700,676
   10,269  Celgene Corp. (b)                        658,859
   13,509  Gilead Sciences, Inc. (b)                692,742
   12,012  Vertex Pharmaceuticals, Inc. (b)         671,711
                                               ------------
                                                  4,143,679
                                               ------------
           CHEMICALS -- 1.8%
    9,476  Sigma-Aldrich Corp.                      700,561
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 1.8%
    7,745  Stericycle, Inc. (b)                     709,984
                                               ------------
           DIVERSIFIED CONSUMER SERVICES
              -- 1.9%
   20,521  Apollo Group, Inc., Class A (b)          742,655
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 1.7%
  106,172  Flextronics International Ltd. (b)       658,266
                                               ------------
           FOOD & STAPLES RETAILING -- 3.6%
    7,430  Costco Wholesale Corp.                   705,850
    7,193  Whole Foods Market, Inc.                 685,637
                                               ------------
                                                  1,391,487
                                               ------------
           FOOD PRODUCTS -- 1.9%
   34,285  Green Mountain Coffee Roasters,
              Inc. (b) (c)                          746,727
                                               ------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 3.6%
   17,990  DENTSPLY International, Inc.             680,202
    1,280  Intuitive Surgical, Inc. (b)             708,851
                                               ------------
                                                  1,389,053
                                               ------------
           HEALTH CARE PROVIDERS &
              SERVICES -- 3.6%
   12,506  Express Scripts Holding Co. (b)          698,210
    8,735  Henry Schein, Inc. (b)                   685,610
                                               ------------
                                                  1,383,820
                                               ------------
           HOTELS, RESTAURANTS & LEISURE
              -- 5.3%
   39,668  Ctrip.com International Ltd.,
              ADR (b)                               664,836
   12,934  Starbucks Corp.                          689,641
    6,828  Wynn Resorts Ltd.                        708,200
                                               ------------
                                                  2,062,677
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           INTERNET & CATALOG RETAIL -- 9.0%
    3,110  Amazon.com, Inc. (b)                $    710,168
   13,574  Expedia, Inc.                            652,502
   41,511  Liberty Interactive Corp.,
              Class A (b)                           738,481
   10,329  Netflix, Inc. (b)                        707,227
    1,029  priceline.com, Inc. (b)                  683,791
                                               ------------
                                                  3,492,169
                                               ------------
           INTERNET SOFTWARE & SERVICES
              -- 1.8%
   16,706  eBay, Inc. (b)                           701,819
                                               ------------
           IT SERVICES -- 5.3%
   12,345  Automatic Data Processing, Inc.          687,123
    9,591  Fiserv, Inc. (b)                         692,662
   21,216  Paychex, Inc.                            666,394
                                               ------------
                                                  2,046,179
                                               ------------
           LEISURE EQUIPMENT & PRODUCTS
              -- 1.8%
   20,966  Mattel, Inc.                             680,137
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 1.9%
   15,918  Life Technologies Corp. (b)              716,151
                                               ------------
           MACHINERY -- 1.8%
   17,249  PACCAR, Inc.                             675,988
                                               ------------
           MEDIA -- 11.1%
   21,854  Comcast Corp., Class A                   698,672
   15,142  DIRECTV, Class A (b)                     739,232
   33,858  News Corp., Class A                      754,695
  363,376  Sirius XM Radio, Inc. (b)                672,246
   14,255  Viacom, Inc., Class B                    670,270
   30,171  Virgin Media, Inc.                       735,871
                                               ------------
                                                  4,270,986
                                               ------------
           METALS & MINING -- 1.7%
    7,329  Randgold Resources Ltd., ADR             659,683
                                               ------------
           MULTILINE RETAIL -- 3.8%
   12,322  Dollar Tree, Inc. (b)                    662,924
   13,302  Sears Holdings Corp. (b) (c)             794,129
                                               ------------
                                                  1,457,053
                                               ------------
           PHARMACEUTICALS -- 5.4%
   32,051  Mylan, Inc. (b)                          684,930
    6,084  Perrigo Co.                              717,486
   37,728  Warner Chilcott PLC, Class A (b)         676,086
                                               ------------
                                                  2,078,502
                                               ------------
           SOFTWARE -- 3.6%
   59,399  Activision Blizzard, Inc.                712,194
   54,622  Electronic Arts, Inc. (b)                674,582
                                               ------------
                                                  1,386,776
                                               ------------
           SPECIALTY RETAIL -- 6.4%
    9,348  Bed Bath & Beyond, Inc. (b)              577,706
    6,861  O'Reilly Automotive, Inc. (b)            574,746
   10,201  Ross Stores, Inc.                        637,256

Page 66                See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL -- (CONTINUED)
   53,631  Staples, Inc.                       $    699,885
                                               ------------
                                                  2,489,593
                                               ------------
           TEXTILES, APPAREL & LUXURY
              GOODS -- 1.8%
    9,003  Fossil, Inc. (b)                         689,090
                                               ------------
           TRADING COMPANIES &
              DISTRIBUTORS -- 1.8%
   17,160  Fastenal Co.                             691,720
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 1.8%
   24,676  Vodafone Group PLC, ADR                  695,370
                                               ------------
           TOTAL COMMON STOCKS -- 100.0%         38,621,815
           (Cost $36,951,595)                  ------------

           MONEY MARKET FUND -- 0.1%
   57,101  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (d)                              57,101
           (Cost $57,101)                      ------------

           INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED -- 2.6%
           MONEY MARKET FUND -- 1.3%
  489,058  Goldman Sachs Financial Square
              Government Fund, 0.05% (d)            489,058
           (Cost $489,058)                     ------------

PRINCIPAL
  VALUE
---------
           REPURCHASE AGREEMENT -- 1.3%
$ 485,100  JP Morgan Chase & Co., 0.03% (d),
              dated 06/29/12, due 07/02/12,
              with a maturity value of $485,100.
              Collateralized by U.S. Treasury
              Bill, interest rate of 0.00%, due
              02/07/13. The market value of the
              collateral including accrued
              interest was $505,198.                485,100
           (Cost $485,100)                     ------------

           TOTAL INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED - 2.6%              974,158
           (Cost $974,158)                     ------------

           TOTAL INVESTMENTS -- 102.7%           39,653,074
            (Cost $37,982,854) (e)
           NET OTHER ASSETS AND
              LIABILITIES -- (2.7)%              (1,025,621)
                                               ------------
           NET ASSETS -- 100.0%                $ 38,627,453
                                               ============

(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate market value of such securities is $954,674 and the total market value of the collateral held by the Fund is $974,158.

(d)   Interest rate shown reflects yield as of June 30, 2012.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,800,625 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,130,405.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $38,621,815    $      --    $      --
Money Market Fund         546,159           --           --
Repurchase Agreement      485,100           --           --
                      -------------------------------------
Total Investments     $39,653,074    $      --    $      --
                      =====================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

                       See Notes to Financial Statements                 Page 67

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 6.3%
   39,072  Hexcel Corp. (a)                    $  1,007,667
                                               ------------
           AUTOMOBILES -- 7.9%
   39,921  Tesla Motors, Inc. (a) (b)             1,249,128
                                               ------------
           BUILDING PRODUCTS -- 0.8%
   10,736  Ameresco, Inc., Class A (a)              128,081
                                               ------------
           CHEMICALS -- 0.8%
   13,923  Zoltek Cos., Inc. (a) (b)                125,725
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 0.5%
   11,575  EnerNOC, Inc. (a)                         83,803
                                               ------------
           ELECTRICAL EQUIPMENT -- 2.3%
   59,518  A123 Systems, Inc. (a) (b)                74,993
   21,044  American Superconductor
              Corp. (a) (b)                          98,907
  112,155  Capstone Turbine Corp. (a)               113,276
   75,545  FuelCell Energy, Inc. (a)                 76,300
                                               ------------
                                                    363,476
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 16.6%
   54,120  AVX Corp.                                578,543
   17,266  Echelon Corp. (a)                         60,086
   17,521  Elster Group, SE, ADR (a)                355,676
   16,194  Itron, Inc. (a)                          667,840
   11,804  Maxwell Technologies, Inc. (a)            77,434
   49,427  Power-One, Inc. (a)                      223,410
   18,806  Universal Display Corp. (a) (b)          675,888
                                               ------------
                                                  2,638,877
                                               ------------
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 2.5%
   18,411  Ormat Technologies, Inc.                 393,811
                                               ------------
           MACHINERY -- 2.5%
   10,830  ESCO Technologies, Inc.                  394,645
                                               ------------
           OIL, GAS & CONSUMABLE FUELS
              -- 3.6%
   22,824  Amyris, Inc. (a) (b)                     101,110
   10,844  Gevo, Inc. (a) (b)                        53,895
   11,989  Green Plains Renewable Energy,
              Inc. (a)                               74,812
   24,468  Solazyme, Inc. (a) (b)                   340,105
                                               ------------
                                                    569,922
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 56.1%
   16,101  Advanced Energy Industries, Inc. (a)     216,075
   17,537  Canadian Solar, Inc. (a)                  63,133
   45,576  Cree, Inc. (a) (b)                     1,169,936
   44,575  Fairchild Semiconductor
              International, Inc. (a)               628,507
   35,165  First Solar, Inc. (a) (b)                529,585
   47,959  GT Advanced Technologies, Inc. (a)       253,223
   28,039  International Rectifier Corp. (a)        560,500
   12,666  IXYS Corp. (a)                           141,479


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- (CONTINUED)
   54,192  JA Solar Holdings Co., Ltd.,
              ADR (a) (b)                      $     55,818
   36,316  LDK Solar Co., Ltd., ADR (a) (b)          69,363
   40,581  Linear Technology Corp.                1,271,403
   93,542  MEMC Electronic Materials, Inc. (a)      202,986
   33,342  Microsemi Corp. (a)                      616,494
   13,458  O2Micro International Ltd., ADR (a)       59,350
  174,728  ON Semiconductor Corp. (a)             1,240,569
   11,502  Power Integrations, Inc.                 429,025
   35,070  Renesola Ltd., ADR (a) (b)                44,188
    9,132  Rubicon Technology, Inc. (a) (b)          93,146
   16,868  STR Holdings, Inc. (a) (b)                76,918
   47,959  SunPower Corp., Class A (a) (b)          230,683
   52,509  Suntech Power Holdings Co., Ltd.,
              ADR (a) (b)                            98,717
   29,774  Trina Solar Ltd., ADR (a) (b)            189,363
   15,748  Veeco Instruments, Inc. (a)              541,101
   44,147  Yingli Green Energy Holding Co.,
              Ltd., ADR (a) (b)                     122,729
                                               ------------
                                                  8,904,291
                                               ------------
           TOTAL COMMON STOCKS -- 99.9%          15,859,426
           (Cost $25,365,641)                  ------------

           INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED -- 19.2%
           MONEY MARKET FUND -- 9.6%
1,530,938  Goldman Sachs Financial Square
              Government Fund, 0.05% (c)          1,530,938
           (Cost $1,530,938)                   ------------

PRINCIPAL
  VALUE
---------
           REPURCHASE AGREEMENT -- 9.6%
$1,518,549 JP Morgan Chase & Co., 0.03% (c),
              dated 06/29/12, due 07/02/12,
              with a maturity value of
              $1,518,550. Collateralized by
              U.S. Treasury Bill, interest rate
              of 0.00%, due 02/07/13. The
              market value of the collateral
              including accrued interest was
              $1,581,463.                         1,518,549
                                               ------------
           (Cost $1,518,549)

           TOTAL INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED - 19.2%           3,049,487
           (Cost $3,049,487)                   ------------

           TOTAL INVESTMENTS -- 119.1%           18,908,913
           (Cost $28,415,128) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- (19.1)%             (3,036,320)
                                               ------------
           NET ASSETS -- 100.0%                $ 15,872,593
                                               ============

Page 68                See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

JUNE 30, 2012 (UNAUDITED)

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate market value of such securities is $2,959,436 and the total market value of the collateral held by the Fund is $3,049,487.

(c)   Interest rate shown reflects yield as of June 30, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,711,174 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,217,389.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $15,859,426   $       --    $      --
Money Market Fund       1,530,938           --           --
Repurchase Agreement    1,518,549           --           --
                      -------------------------------------
Total Investments     $18,908,913    $      --    $      --
                      =====================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

                       See Notes to Financial Statements                 Page 69

FIRST TRUST S&P REIT INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (a) -- 99.8%
           DIVERSIFIED REITS -- 7.4%
   30,013  American Assets Trust, Inc.       $      727,815
  142,432  American Realty Capital Trust, Inc.    1,555,358
   60,008  CapLease, Inc.                           249,033
   93,594  Cousins Properties, Inc.                 725,354
  239,474  Duke Realty Corp.                      3,505,899
    9,837  Gladstone Commercial Corp.               163,884
   77,447  Investors Real Estate Trust              611,831
  105,459  Liberty Property Trust                 3,885,110
    9,968  One Liberty Properties, Inc.             187,697
   16,771  PS Business Parks, Inc.                1,135,732
  166,849  Vornado Realty Trust                  14,011,979
   59,596  Washington Real Estate Investment
              Trust                               1,695,506
   26,440  Winthrop Realty Trust                    321,510
                                               ------------
                                                 28,776,708
                                               ------------
           INDUSTRIAL REITS -- 4.8%
  221,362  DCT Industrial Trust, Inc.             1,394,581
   25,403  EastGroup Properties, Inc.             1,353,980
   79,663  First Industrial Realty Trust, Inc.
              (b)                                 1,005,347
   45,808  First Potomac Realty Trust               539,160
   36,164  Monmouth Real Estate Investment
              Corp., Class A                        423,842
  413,791  Prologis, Inc.                        13,750,275
   12,365  STAG Industrial, Inc.                    180,282
    9,765  Terreno Realty Corp.                     147,549
                                               ------------
                                                 18,795,016
                                               ------------
           OFFICE REITS -- 15.0%
   55,800  Alexandria Real Estate Equities, Inc.  4,057,776
  138,554  BioMed Realty Trust, Inc.              2,588,189
  134,649  Boston Properties, Inc.               14,591,912
  128,742  Brandywine Realty Trust                1,588,676
   75,247  CommonWealth REIT                      1,438,723
   18,866  Coresite Realty Corp.                    487,120
   64,748  Corporate Office Properties Trust      1,522,226
   98,076  Digital Realty Trust, Inc.             7,362,565
  125,496  Douglas Emmett, Inc.                   2,898,958
   56,832  DuPont Fabros Technology, Inc.         1,623,122
   64,851  Franklin Street Properties Corp.         686,124
   31,717  Government Properties Income Trust       717,439
   66,441  Highwoods Properties, Inc.             2,235,740
   30,262  Hudson Pacific Properties, Inc.          526,861
   61,331  Kilroy Realty Corp.                    2,969,034
  121,741  Lexington Realty Trust                 1,031,146
   78,928  Mack-Cali Realty Corp.                 2,294,437
   18,132  Mission West Properties, Inc.            156,298
   38,318  MPG Office Trust, Inc. (b)                77,019
   18,169  Parkway Properties, Inc.                 207,853
  155,154  Piedmont Office Realty Trust, Inc.,
              Class A                             2,670,200
   80,560  SL Green Realty Corp.                  6,464,134
                                               ------------
                                                 58,195,552
                                               ------------
           RESIDENTIAL REITS -- 17.9%
   67,138  American Campus Communities, Inc.      3,019,867
  127,043  Apartment Investment &
              Management Co., Class A             3,433,972


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           RESIDENTIAL REITS -- (CONTINUED)
   38,175  Associated Estates Realty Corp.     $    570,716
   85,699  AvalonBay Communities, Inc.           12,124,695
   68,934  BRE Properties, Inc.                   3,448,079
   72,160  Camden Property Trust                  4,883,067
   27,529  Campus Crest Communities, Inc.           286,026
   79,022  Colonial Properties Trust              1,749,547
   85,168  Education Realty Trust, Inc.             943,661
   37,117  Equity Lifestyle Properties, Inc.      2,559,960
  270,191  Equity Residential                    16,849,111
   31,650  Essex Property Trust, Inc.             4,871,568
   43,736  Home Properties, Inc.                  2,683,641
   36,793  Mid-America Apartment
              Communities, Inc.                   2,510,754
   48,266  Post Properties, Inc.                  2,362,621
   23,788  Sun Communities, Inc.                  1,052,381
  225,095  UDR, Inc.                              5,816,455
   12,224  UMH Properties, Inc.                     131,164
                                               ------------
                                                 69,297,285
                                               ------------
           RETAIL REITS -- 27.8%
   39,442  Acadia Realty Trust                      914,266
   10,278  Agree Realty Corp.                       227,452
    1,836  Alexander's, Inc.                        791,518
  133,531  CBL & Associates Properties, Inc.      2,609,196
   51,076  Cedar Realty Trust, Inc.                 257,934
  200,414  DDR Corp.                              2,934,061
   53,637  Equity One, Inc.                       1,137,104
   30,128  Excel Trust, Inc.                        360,331
   57,444  Federal Realty Investment Trust        5,979,346
  531,052  General Growth Properties, Inc.        9,606,731
   24,312  Getty Realty Corp.                       465,575
  125,338  Glimcher Realty Trust                  1,280,954
   69,646  Inland Real Estate Corp.                 583,634
  365,734  Kimco Realty Corp.                     6,959,918
   57,512  Kite Realty Group Trust                  286,985
  119,142  Macerich (The) Co.                     7,035,335
   96,183  National Retail Properties, Inc.       2,721,017
   50,289  Pennsylvania Real Estate
              Investment Trust                      753,329
   41,297  Ramco-Gershenson Properties Trust        519,103
  119,903  Realty Income Corp.                    5,008,348
   80,826  Regency Centers Corp.                  3,844,893
   45,249  Retail Opportunity Investments Corp.     545,703
   20,496  Rouse Properties, Inc. (b)               277,721
   10,691  Saul Centers, Inc.                       458,323
  272,414  Simon Property Group, Inc.            42,403,963
   83,252  Tanger Factory Outlet Centers, Inc.    2,668,227
   52,821  Taubman Centers, Inc.                  4,075,668
   20,897  Urstadt Biddle Properties, Inc.,
              Class A                               413,134
  108,925  Weingarten Realty Investors            2,869,085
                                               ------------
                                                107,988,854
                                               ------------
           SPECIALIZED REITS -- 26.9%
   61,283  Ashford Hospitality Trust                516,616
   12,501  Chatham Lodging Trust                    178,514
   28,874  Chesapeake Lodging Trust                 497,210
  110,708  CubeSmart                              1,291,962
  150,919  DiamondRock Hospitality Co.            1,539,374

Page 70                See Notes to Financial Statements

FIRST TRUST S&P REIT INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- (CONTINUED)
           SPECIALIZED REITS -- (CONTINUED)
   42,083  Entertainment Properties Trust      $  1,730,032
   93,346  Extra Space Storage, Inc.              2,856,388
  111,651  FelCor Lodging Trust, Inc. (b)           524,760
  377,036  HCP, Inc.                             16,646,139
  192,173  Health Care REIT, Inc.                11,203,686
   70,070  Healthcare Realty Trust, Inc.          1,670,469
  158,654  Hersha Hospitality Trust                 837,693
  111,047  Hospitality Properties Trust           2,750,634
  645,671  Host Hotels & Resorts, Inc.           10,214,515
   76,967  LaSalle Hotel Properties               2,242,818
   27,333  LTC Properties, Inc.                     991,641
  121,849  Medical Properties Trust, Inc.         1,172,187
   24,970  National Health Investors, Inc.        1,271,472
   95,091  OMEGA Healthcare Investors, Inc.       2,139,548
   47,171  Pebblebrook Hotel Trust                1,099,556
  127,928  Public Storage                        18,474,083
   25,879  RLJ Lodging Trust                        469,186
  146,200  Senior Housing Properties Trust        3,263,184
   26,062  Sovran Self Storage, Inc.              1,305,446
  161,559  Strategic Hotels & Resorts, Inc. (b)   1,043,671
   27,452  Summit Hotel Properties, Inc.            229,773
  107,050  Sunstone Hotel Investors, Inc. (b)     1,176,480
   11,388  Universal Health Realty Income
              Trust                                 472,944
  259,770  Ventas, Inc.                          16,396,682
                                               ------------
                                                104,206,663
                                               ------------
           TOTAL COMMON STOCKS -- 99.8%         387,260,078
           (Cost $363,730,970)

           MONEY MARKET FUND -- 1.1%
4,101,997  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (c)                           4,101,997
             (Cost $4,101,997)                 ------------

           TOTAL INVESTMENTS -- 100.9%          391,362,075
           (Cost $367,832,967) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- (0.9)%              (3,305,193)
                                               ------------
           NET ASSETS -- 100.0%                $388,056,882
                                               ============

(a) The industry classification is based upon Standard & Poor's Global Industry Classification Standard ("GICS") Sub-Industry.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of June 30, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,797,594 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,268,486.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $387,260,078   $      --    $      --
Money Market Fund        4,101,997          --           --
                      -------------------------------------
Total Investments     $391,362,075   $      --    $      --
                      =====================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

                       See Notes to Financial Statements                 Page 71

FIRST TRUST ISE WATER INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.8%
           CHEMICALS -- 5.6%
   32,160  Ashland, Inc.                       $  2,229,009
   89,012  Calgon Carbon Corp. (a)                1,265,751
                                               ------------
                                                  3,494,760
                                               ------------
           COMMERCIAL SERVICES & SUPPLIES
              -- 3.5%
   83,486  Tetra Tech, Inc. (a)                   2,177,315
                                               ------------
           CONSTRUCTION & ENGINEERING
              -- 9.7%
   74,122  AECOM Technology Corp. (a)             1,219,307
   46,614  Aegion Corp. (a)                         833,924
   62,378  Layne Christensen Co. (a)              1,290,601
   81,871  Northwest Pipe Co. (a)                 1,986,190
   20,835  URS Corp.                                726,725
                                               ------------
                                                  6,056,747
                                               ------------
           ELECTRICAL EQUIPMENT -- 5.8%
   25,718  Emerson Electric Co.                   1,197,944
   24,248  Franklin Electric Co., Inc.            1,239,800
   11,989  Roper Industries, Inc.                 1,181,876
                                               ------------
                                                  3,619,620
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 5.4%
   66,784  Badger Meter, Inc.                     2,507,739
   20,755  Itron, Inc. (a)                          855,936
                                               ------------
                                                  3,363,675
                                               ------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 1.4%
    8,765  IDEXX Laboratories, Inc. (a)             842,580
                                               ------------
           INDUSTRIAL CONGLOMERATES -- 3.4%
   40,795  Danaher Corp.                          2,124,604
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 2.9%
   45,484  Agilent Technologies, Inc.             1,784,792
                                               ------------
           MACHINERY -- 37.9%
   31,385  Crane Co.                              1,141,786
1,106,704  Energy Recovery, Inc. (a)              2,656,090
  724,605  Flow International Corp. (a)           2,282,506
    7,140  Flowserve Corp.                          819,315
   45,936  IDEX Corp.                             1,790,585
   59,503  ITT Corp.                              1,047,253
   41,186  Lindsay Corp.                          2,672,971
   28,062  Mueller Industries, Inc.               1,195,161
  600,387  Mueller Water Products, Inc.,
              Class A                             2,077,339
   33,997  Pall Corp.                             1,863,376
   60,325  Pentair, Inc.                          2,309,241
   10,461  Valmont Industries, Inc.               1,265,467
   71,881  Watts Water Technologies, Inc.,
              Class A                             2,396,512
                                               ------------
                                                 23,517,602
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           MULTI-UTILITIES -- 3.9%
  193,051  Veolia Environment, ADR             $  2,436,304
                                               ------------
           WATER UTILITIES -- 20.3%
   19,933  American States Water Co.                788,948
   69,975  American Water Works Co., Inc.         2,398,743
   99,815  Aqua America, Inc.                     2,491,383
  134,541  California Water Service Group         2,484,972
   33,569  Cia de Saneamento Basico do
              Estado de Sao Paulo, ADR            2,546,544
  225,427  Consolidated Water Co., Ltd.           1,868,790
                                               ------------
                                                 12,579,380
                                               ------------
           TOTAL COMMON STOCKS -- 99.8%          61,997,379
           (Cost $58,447,780)

           MONEY MARKET FUND -- 0.7%
  421,584  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (b)                             421,584
           (Cost $421,584)                     ------------

           TOTAL INVESTMENTS -- 100.5%           62,418,963
           (Cost $58,869,364) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- (0.5)%                (325,734)
                                               ------------
           NET ASSETS -- 100.0%                $ 62,093,229
                                               ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of June 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,416,161 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,866,562.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $61,997,379    $      --    $      --
Money Market Fund         421,584           --           --
                      -------------------------------------
Total Investments     $62,418,963    $      --    $      --
                      =====================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

Page 72                See Notes to Financial Statements

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.9%
           GAS UTILITIES -- 3.1%
  592,588  Questar Corp.                       $ 12,361,386
                                               ------------
           OIL, GAS & CONSUMABLE FUELS
              -- 96.8%
  187,968  Anadarko Petroleum Corp.              12,443,481
  144,628  Apache Corp.                          12,711,355
  689,648  Bill Barrett Corp. (a)                14,772,260
  363,744  Cabot Oil & Gas Corp.                 14,331,513
  378,904  Cenovus Energy, Inc.                  12,049,147
  653,588  Chesapeake Energy Corp.               12,156,737
  242,815  Cimarex Energy Co.                    13,383,963
  830,442  Comstock Resources, Inc. (a)          13,635,857
  204,393  Devon Energy Corp.                    11,852,750
  591,419  EnCana Corp.                          12,319,258
  127,822  EOG Resources, Inc.                   11,518,040
  259,963  EQT Corp.                             13,941,816
1,846,135  EXCO Resources, Inc.                  14,012,165
1,524,762  Forest Oil Corp. (a)                  11,176,505
2,884,587  Magnum Hunter Resources Corp. (a)     12,057,574
  410,954  Newfield Exploration Co. (a)          12,045,062
  141,374  Noble Energy, Inc.                    11,991,343
2,226,324  Penn Virginia Corp.                   16,341,218
2,316,579  PetroQuest Energy, Inc. (a)           11,582,895
  456,442  QEP Resources, Inc.                   13,679,567
3,351,923  Quicksilver Resources, Inc. (a)       18,167,423
  212,012  Range Resources Corp.                 13,117,182
1,892,726  SandRidge Energy, Inc. (a)            12,662,337
  243,406  SM Energy Co.                         11,953,669
  442,965  Southwestern Energy Co. (a)           14,143,872
  527,236  Statoil ASA, ADR                      12,579,851
  506,538  Stone Energy Corp. (a)                12,835,673
1,138,508  Talisman Energy, Inc.                 13,047,302
  643,771  Ultra Petroleum Corp. (a)             14,851,797
                                               ------------
                                                381,361,612
                                               ------------
           TOTAL COMMON STOCKS -- 99.9%         393,722,998
           (Cost $481,162,810)

           MONEY MARKET FUND -- 0.4%
1,395,506  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (b)                           1,395,506
           (Cost $1,395,506)                   ------------

           TOTAL INVESTMENTS -- 100.3%          395,118,504
           (Cost $482,558,316) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- (0.3)%              (1,236,682)
                                               ------------
           NET ASSETS -- 100.0%                $393,881,822
                                               ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of June 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,510,101 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $101,949,913.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $393,722,998   $      --    $      --
Money Market Fund        1,395,506          --           --
                      -------------------------------------
Total Investments     $395,118,504   $      --    $      --
                      =====================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

                       See Notes to Financial Statements                 Page 73

FIRST TRUST ISE CHINDIA INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.4%
           AUTOMOBILES -- 3.9%
  120,549  Tata Motors Ltd., ADR               $  2,647,256
                                               ------------
           COMMERCIAL BANKS -- 14.5%
  151,175  HDFC Bank Ltd., ADR                    4,928,305
  151,475  ICICI Bank Ltd., ADR                   4,909,305
                                               ------------
                                                  9,837,610
                                               ------------
           DIVERSIFIED CONSUMER SERVICES
              -- 0.6%
   17,278  New Oriental Education &
              Technology Group, Inc., ADR (a)       423,311
                                               ------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.3%
   10,797  China Telecom Corp., Ltd., ADR           475,284
   35,053  China Unicom (Hong Kong) Ltd.,
              ADR                                   439,915
                                               ------------
                                                    915,199
                                               ------------
           FOOD PRODUCTS -- 0.7%
   51,403  Zhongpin, Inc. (a)                       473,422
                                               ------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 0.7%
   15,717  Mindray Medical International Ltd.,
              ADR                                   476,068
                                               ------------
           HOTELS, RESTAURANTS & LEISURE
              -- 5.1%
   25,454  Ctrip.com International Ltd.,
              ADR (a)                               426,609
   21,678  Home Inns & Hotels Management,
              Inc., ADR (a) (b)                     491,224
  218,420  Melco Crown Entertainment Ltd.,
              ADR (a)                             2,516,198
                                               ------------
                                                  3,434,031
                                               ------------
           INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 0.8%
   17,141  Huaneng Power International, Inc.,
              ADR (b)                               510,802
                                               ------------
           INSURANCE -- 0.8%
   13,775  China Life Insurance Co., Ltd., ADR      543,975
                                               ------------
           INTERNET & CATALOG RETAIL -- 2.9%
   86,357  E-Commerce China Dangdang,
              Inc., ADR (a) (b)                     575,137
   86,500  MakeMyTrip Ltd. (a)                    1,421,195
                                               ------------
                                                  1,996,332
                                               ------------
           INTERNET SOFTWARE & SERVICES
              -- 16.0%
   47,544  21Vianet Group, Inc., ADR (a) (b)        544,379
   37,685  Baidu, Inc., ADR (a)                   4,333,021
   20,858  NetEase, Inc., ADR (a)                 1,227,493
   24,751  Qihoo 360 Technology Co. Ltd.,
              ADR (a) (b)                           427,945
  105,783  Renren, Inc., ADR (a) (b)                477,082
   24,305  SINA Corp. (a) (b)                     1,259,242
   10,480  Sohu.com, Inc. (a)                       467,827


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           INTERNET SOFTWARE & SERVICES
              -- (CONTINUED)
   29,229  SouFun Holdings Ltd., ADR (b)       $    462,111
   13,387  Tudou Holdings Ltd. ADR (a)              448,732
   55,065  Youku, Inc., ADR (a) (b)               1,193,809
                                               ------------
                                                 10,841,641
                                               ------------
           IT SERVICES -- 10.9%
  104,803  Infosys Ltd., ADR (b)                  4,722,423
  293,517  Wipro Ltd., ADR (b)                    2,694,486
                                               ------------
                                                  7,416,909
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 0.7%
   33,052  WuXi PharmaTech Cayman, Inc.,
              ADR (a)                               466,694
                                               ------------
           MARINE -- 0.7%
   29,014  Seaspan Corp. (b)                        503,393
                                               ------------
           MEDIA -- 0.8%
   23,158  Focus Media Holding Ltd., ADR (b)        543,750
                                               ------------
           METALS & MINING -- 4.8%
   46,611  Aluminum Corp. of China Ltd.,
              ADR (a) (b)                           508,060
  358,340  Sterlite Industries (India) Ltd.,
              ADR                                 2,716,217
                                               ------------
                                                  3,224,277
                                               ------------
           OIL, GAS & CONSUMABLE FUELS
              -- 9.5%
    5,208  China Petroleum & Chemical Corp.,
              ADR                                   464,501
   14,468  CNOOC Ltd., ADR                        2,911,685
   20,169  PetroChina Co., Ltd., ADR              2,604,625
   30,862  Yanzhou Coal Mining Co., Ltd.,
              ADR (b)                               472,497
                                               ------------
                                                  6,453,308
                                               ------------
           PHARMACEUTICALS -- 2.0%
   44,854  Dr. Reddy's Laboratories Ltd., ADR     1,331,267
                                               ------------
           PROFESSIONAL SERVICES -- 0.7%
   10,395  51job, Inc., ADR (a)                     473,492
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 2.9%
   24,932  Spreadtrum Communications, Inc.,
              ADR (b)                               440,050
  293,188  Suntech Power Holdings Co., Ltd.,
              ADR (a) (b)                           551,193
   74,797  Trina Solar Ltd., ADR (a) (b)            475,709
  179,911  Yingli Green Energy Holding Co.,
              Ltd., ADR (a) (b)                     500,153
                                               ------------
                                                  1,967,105
                                               ------------
           SOFTWARE -- 4.4%
   44,893  AsiaInfo-Linkage, Inc. (a) (b)           529,288
   22,425  Changyou.com Ltd., ADR (a)               473,392
  103,478  Giant Interactive Group, Inc.,
              ADR (b)                               499,799
   65,967  NQ Mobile, Inc. ADR (a) (b)              540,270

Page 74                See Notes to Financial Statements

FIRST TRUST ISE CHINDIA INDEX FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- (CONTINUED)
           SOFTWARE -- (CONTINUED)
   48,915  Perfect World Co. Ltd., ADR         $    490,128
  117,565  Shanda Games Ltd., ADR                   470,260
                                               ------------
                                                  3,003,137
                                               ------------
           TEXTILES, APPAREL & LUXURY
              GOODS -- 7.4%
  119,143  Michael Kors Holdings Ltd. (a)         4,984,943
                                               ------------
           WIRELESS TELECOMMUNICATION
              SERVICES -- 7.3%
   90,597  China Mobile Ltd., ADR                 4,952,938
                                               ------------
           TOTAL COMMON STOCKS -- 99.4%          67,420,860
           (Cost $75,804,098)                  ------------

           INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED -- 17.1%
           MONEY MARKET FUND -- 8.6%
5,820,869  Goldman Sachs Financial Square
              Government Fund, 0.05% (c)          5,820,869
           (Cost $5,820,869)                   ------------

PRINCIPAL
  VALUE
---------
           REPURCHASE AGREEMENT -- 8.5%
$5,773,763 JP Morgan Chase & Co., 0.03% (c),
              dated 06/29/12, due 07/02/12, with
              a maturity value of $5,773,768.
              Collateralized by U.S. Treasury
              Bill, interest rate of 0.00%, due
              02/07/13. The market value of the
              collateral including accrued
              interest was $6,012,971.            5,773,763
           (Cost $5,773,763)                   ------------

           TOTAL INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED - 17.1%          11,594,632
           (Cost $11,594,632)                  ------------

           TOTAL INVESTMENTS -- 116.5%           79,015,492
           (Cost $87,398,730) (d)
           NET OTHER ASSETS AND
              LIABILITIES -- (16.5)%            (11,212,206)
                                               ------------
           NET ASSETS -- 100.0%                $ 67,803,286
                                               ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate market value of such securities is $11,252,327 and the total market value of the collateral held by the Fund is $11,594,632.

(c)   Interest rate shown reflects yield as of June 30, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,222,206 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,605,444.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $67,420,860    $      --    $      --
Money Market Fund       5,820,869           --           --
Repurchase Agreement    5,773,763           --           --
                      -------------------------------------
Total Investments     $79,015,492    $      --    $      --
                      =====================================

COUNTRY ALLOCATIONS AS A PERCENTAGE OF COMMON STOCKS**:
-----------------------------------------------------------
     China              41.7%
     India              37.6
     Hong Kong          20.7
                       ------
                       100.0%
                       ======

 * See Portfolio of Investments for industry breakout.

** Portfolio securities are categorized based on their country of incorporation.

There were no transfers between levels at June 30, 2012.

                       See Notes to Financial Statements                 Page 75

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.1%
           AEROSPACE & DEFENSE -- 1.0%
    8,675  Triumph Group, Inc.                 $    488,142
                                               ------------
           AIR FREIGHT & LOGISTICS -- 1.0%
   26,757  Park-Ohio Holdings Corp. (a)             509,186
                                               ------------
           AIRLINES -- 4.0%
   44,843  Delta Air Lines, Inc. (a)                491,031
   74,407  Hawaiian Holdings, Inc. (a)              484,390
   91,066  JetBlue Airways Corp. (a)                482,650
   37,292  US Airways Group, Inc. (a)               497,102
                                               ------------
                                                  1,955,173
                                               ------------
           AUTO COMPONENTS -- 1.9%
   37,830  Dana Holding Corp.                       484,602
   12,087  Magna International, Inc.                476,953
                                               ------------
                                                    961,555
                                               ------------
           AUTOMOBILES -- 1.0%
    6,198  Toyota Motor Corp., ADR                  498,815
                                               ------------
           BIOTECHNOLOGY -- 1.9%
    6,607  Amgen, Inc.                              482,575
   72,351  PDL BioPharma, Inc.                      479,687
                                               ------------
                                                    962,262
                                               ------------
           CHEMICALS -- 3.0%
    6,981  Ashland, Inc.                            483,853
    2,568  CF Industries Holdings, Inc.             497,524
   37,950  Huntsman Corp.                           491,073
                                               ------------
                                                  1,472,450
                                               ------------
           COMMERCIAL SERVICES &
              SUPPLIES -- 2.1%
   19,697  Deluxe Corp.                             491,243
    8,247  UniFirst Corp.                           525,746
                                               ------------
                                                  1,016,989
                                               ------------
           COMPUTERS & PERIPHERALS -- 4.0%
      825  Apple, Inc. (a)                          481,800
   13,056  Diebold, Inc.                            481,897
   22,944  NCR Corp. (a)                            521,517
   20,280  Seagate Technology PLC                   501,524
                                               ------------
                                                  1,986,738
                                               ------------
           CONSTRUCTION & ENGINEERING
              -- 1.0%
   27,458  Dycom Industries, Inc. (a)               510,993
                                               ------------
           CONSUMER FINANCE -- 1.0%
   11,368  Cash America International, Inc.         500,647
                                               ------------
           CONTAINERS & PACKAGING -- 2.0%
   28,437  Myers Industries, Inc.                   487,979
   25,819  Owens-Illinois, Inc. (a)                 494,950
                                               ------------
                                                    982,929
                                               ------------
           DIVERSIFIED CONSUMER SERVICES
              -- 1.0%
    7,213  Coinstar, Inc. (a)                       495,245
                                               ------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.0%
   15,153  BT Group PLC, ADR                   $    502,777
   18,773  tw telecom, Inc. (a)                     481,715
                                               ------------
                                                    984,492
                                               ------------
           ELECTRICAL EQUIPMENT -- 1.0%
    7,817  Regal-Beloit Corp.                       486,686
                                               ------------
           ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 2.1%
   31,322  Insight Enterprises, Inc. (a)            527,149
   10,198  Tech Data Corp. (a)                      491,238
                                               ------------
                                                  1,018,387
                                               ------------
           ENERGY EQUIPMENT & SERVICES
              -- 3.1%
   30,753  Helix Energy Solutions Group,
              Inc. (a)                              504,657
   11,992  Helmerich & Payne, Inc.                  521,412
    7,698  Oil States International, Inc. (a)       509,607
                                               ------------
                                                  1,535,676
                                               ------------
           FOOD & STAPLES RETAILING -- 1.0%
   20,791  Kroger (The) Co.                         482,143
                                               ------------
           FOOD PRODUCTS -- 1.0%
   28,437  Dean Foods Co. (a)                       484,282
                                               ------------
           GAS UTILITIES -- 1.0%
   10,871  Southwest Gas Corp.                      474,519
                                               ------------
           HEALTH CARE EQUIPMENT &
              SUPPLIES -- 2.0%
   26,473  Alere, Inc. (a)                          514,635
   16,064  Hill-Rom Holdings, Inc.                  495,575
                                               ------------
                                                  1,010,210
                                               ------------
           HEALTH CARE PROVIDERS & SERVICES
              -- 2.2%
   19,190  Community Health Systems, Inc. (a)       537,896
   12,143  Universal Health Services, Inc.,
              Class B                               524,092
                                               ------------
                                                  1,061,988
                                               ------------
           HOTELS, RESTAURANTS & LEISURE
              -- 4.0%
    7,871  Cracker Barrel Old Country
              Store, Inc.                           494,299
   28,451  Einstein Noah Restaurant Group, Inc.     499,599
   10,617  Penn National Gaming, Inc. (a)           473,412
   50,942  Pinnacle Entertainment, Inc. (a)         490,062
                                               ------------
                                                  1,957,372
                                               ------------
           HOUSEHOLD DURABLES -- 2.0%
   14,743  Helen of Troy Ltd. (a)                   499,640
   11,771  Jarden Corp.                             494,618
                                               ------------
                                                    994,258
                                               ------------
           INDUSTRIAL CONGLOMERATES -- 1.0%
    9,528  Carlisle Cos., Inc.                      505,175
                                               ------------

Page 76           See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- (CONTINUED)
           INSURANCE -- 2.0%
   11,891  Aflac, Inc.                         $    506,437
   14,108  Allstate (The) Corp.                     495,050
                                               ------------
                                                  1,001,487
                                               ------------
           INTERNET & CATALOG RETAIL -- 1.0%
  137,130  Orbitz Worldwide, Inc. (a)               500,525
                                               ------------
           IT SERVICES -- 1.0%
    8,978  CACI International, Inc., Class A
              (a)                                   493,970
                                               ------------
           LIFE SCIENCES TOOLS & SERVICES
              -- 3.1%
   56,563  Cambrex Corp. (a)                        532,258
   19,007  PerkinElmer, Inc.                        490,381
    9,465  Thermo Fisher Scientific, Inc.           491,328
                                               ------------
                                                  1,513,967
                                               ------------
           MACHINERY -- 10.4%
   11,863  AGCO Corp. (a)                           542,495
    5,692  Caterpillar, Inc.                        483,308
   13,086  CNH Global N.V. (a)                      508,522
   59,262  Commercial Vehicle Group, Inc. (a)       510,838
    6,342  Deere & Co.                              512,878
   50,996  NN, Inc. (a)                             520,669
    6,339  Parker Hannifin Corp.                    487,342
   11,200  Timken (The) Co.                         512,848
   21,719  Titan International, Inc.                532,767
   20,690  Trinity Industries, Inc.                 516,836
                                               ------------
                                                  5,128,503
                                               ------------
           MEDIA -- 7.1%
   21,629  Cinemark Holdings, Inc.                  494,223
   15,553  Comcast Corp., Class A                   497,229
   10,071  DIRECTV, Class A (a)                     491,666
   17,470  DISH Network Corp., Class A              498,768
   35,150  Regal Entertainment Group, Class A       483,664
   56,495  Sinclair Broadcast Group, Inc.,
              Class A                               511,845
    6,129  Time Warner Cable, Inc.                  503,191
                                               ------------
                                                  3,480,586
                                               ------------
           METALS & MINING -- 2.1%
   40,950  Commercial Metals Co.                    517,608
   10,172  Reliance Steel & Aluminum Co.            513,686
                                               ------------
                                                  1,031,294
                                               ------------
           MULTILINE RETAIL -- 2.9%
    7,301  Dillard's, Inc., Class A                 464,928
   31,723  Fred's, Inc., Class A                    485,045
   13,949  Macy's, Inc.                             479,148
                                               ------------
                                                  1,429,121
                                               ------------
           OIL, GAS & CONSUMABLE FUELS
              -- 2.3%
   14,695  Berry Petroleum Co., Class A             582,804
   35,049  Denbury Resources, Inc. (a)              529,590
                                               ------------
                                                  1,112,394
                                               ------------

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           PAPER & FOREST PRODUCTS -- 3.9%
   18,594  Neenah Paper, Inc.                  $    496,274
   29,820  P.H. Glatfelter Co.                      488,153
    6,953  Schweitzer-Mauduit International,
              Inc.                                  473,778
   50,132  Wausau Paper Corp.                       487,784
                                               ------------
                                                  1,945,989
                                               ------------
           PHARMACEUTICALS -- 2.0%
    7,592  Abbott Laboratories                      489,456
    6,575  Watson Pharmaceuticals, Inc. (a)         486,485
                                               ------------
                                                    975,941
                                               ------------
           ROAD & RAIL -- 6.0%
    5,697  Canadian National Railway Co.            480,713
   13,415  Con-way, Inc.                            484,416
   22,146  CSX Corp.                                495,185
    6,863  Norfolk Southern Corp.                   492,557
   13,736  Ryder System, Inc.                       494,633
   20,395  Werner Enterprises, Inc.                 487,237
                                               ------------
                                                  2,934,741
                                               ------------
           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 1.0%
   77,079  LSI Corp. (a)                            490,993
                                               ------------
           SOFTWARE -- 2.0%
   18,192  CA, Inc.                                 492,821
   17,091  Oracle Corp.                             507,603
                                               ------------
                                                  1,000,424
                                               ------------
           SPECIALTY RETAIL -- 2.9%
   19,348  ANN, Inc. (a)                            493,180
   22,146  Penske Automotive Group, Inc.            470,381
   18,483  rue21, Inc. (a)                          466,511
                                               ------------
                                                  1,430,072
                                               ------------
           TRADING COMPANIES &
              DISTRIBUTORS -- 2.1%
   13,128  GATX Corp.                               505,428
   14,942  United Rentals, Inc. (a)                 508,626
                                               ------------
                                                  1,014,054
                                               ------------
           WATER UTILITIES -- 1.0%
   14,226  American Water Works Co., Inc.           487,667
                                               ------------

           TOTAL INVESTMENTS -- 100.1%           49,308,040
           (Cost $48,533,989) (b)
           NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                 (26,131)
                                               ------------
           NET ASSETS -- 100.0%                $ 49,281,909
                                               ============


                       See Notes to Financial Statements                 Page 77

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

JUNE 30, 2012 (UNAUDITED)

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,867,810 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,093,759.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $49,308,040    $      --    $      --
                      =====================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

Page 78                See Notes to Financial Statements

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 100.0%
           COMMERCIAL BANKS -- 84.9%
    2,819  1st Source Corp.                    $     63,709
    2,768  Ameris Bancorp (a)                        34,877
    1,367  Arrow Financial Corp.                     33,040
   20,215  Associated Banc-Corp.                    266,636
    1,762  BancFirst Corp.                           73,845
    3,847  Bancorp (The), Inc. (a)                   36,354
    4,018  Bank of the Ozarks, Inc.                 120,861
    2,116  Banner Corp.                              46,362
    9,065  BBCN Bancorp, Inc. (a)                    98,718
    7,916  BOK Financial Corp.                      460,711
    9,084  Boston Private Financial Holdings,
              Inc.                                   81,120
    1,540  Bryn Mawr Bank Corp.                      32,448
    3,396  Cardinal Financial Corp.                  41,703
    9,147  Cathay General Bancorp                   151,017
    3,195  Chemical Financial Corp.                  68,692
    4,653  Citizens Republic Bancorp, Inc. (a)       79,706
    1,708  City Holding Co.                          57,543
    4,614  CoBiz Financial, Inc.                     28,884
    4,611  Columbia Banking System, Inc.             86,779
   10,280  Commerce Bancshares, Inc.                389,612
    1,806  Community Trust Bancorp, Inc.             60,483
   12,171  CVB Financial Corp.                      141,792
    2,350  Eagle Bancorp, Inc. (a)                   37,013
   16,803  East West Bancorp, Inc.                  394,198
    1,605  Financial Institutions, Inc.              27,092
   10,067  First Busey Corp.                         48,624
    1,005  First Citizens BancShares, Inc.,
              Class A                               167,483
    2,074  First Community Bancshares, Inc.          29,928
    6,800  First Financial Bancorp                  108,664
    3,658  First Financial Bankshares, Inc.         126,420
    1,538  First Financial Corp.                     44,602
    1,948  First Interstate BancSystem, Inc.         27,740
    3,327  First Merchants Corp.                     41,454
    8,705  First Midwest Bancorp, Inc.               95,581
   12,744  FirstMerit Corp.                         210,531
   23,335  Fulton Financial Corp.                   233,117
    8,360  Glacier Bancorp, Inc.                    129,496
    9,852  Hancock Holding Co.                      299,895
    3,660  Hanmi Financial Corp. (a)                 38,357
    3,266  Home BancShares, Inc.                     99,874
    3,431  IBERIABANK Corp.                         173,094
    2,513  Independent Bank Corp.                    73,405
    7,816  International Bancshares Corp.           152,568
   13,006  Investors Bancorp, Inc. (a)              196,261
    1,897  Lakeland Financial Corp.                  50,897
    6,354  MB Financial, Inc.                       136,865
   17,707  National Penn Bancshares, Inc.           169,456
    3,862  NBT Bancorp, Inc.                         83,381
    1,301  OmniAmerican Bancorp, Inc. (a)            27,880
    4,335  PacWest Bancorp                          102,609
    4,020  Pinnacle Financial Partners, Inc. (a)     78,430
    8,003  PrivateBancorp, Inc.                     118,124
    2,918  Renasant Corp.                            45,842
    2,169  Republic Bancorp, Inc., Class A           48,260
    3,360  S&T Bancorp, Inc.                         62,059
    1,612  S.Y. Bancorp, Inc.                        38,607
    2,806  Sandy Spring Bancorp, Inc.                50,508


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMERCIAL BANKS -- (CONTINUED)
    1,752  SCBT Financial Corp.                $     61,758
    5,417  Signature Bank (a)                       330,274
    1,989  Simmons First National Corp.,
              Class A                                46,244
    2,015  Southside Bancshares, Inc.                45,297
    3,687  State Bank Financial Corp. (a)            55,895
    2,682  StellarOne Corp.                          33,471
    7,220  Sterling Financial Corp. (a)             136,386
   21,832  Susquehanna Bancshares, Inc.             224,870
    5,139  SVB Financial Group (a)                  301,762
    3,303  Taylor Capital Group, Inc. (a)            54,136
    4,404  Texas Capital Bancshares, Inc. (a)       177,878
    3,489  TowneBank                                 48,846
    1,857  TriCo Bancshares                          28,598
    7,527  Trustmark Corp.                          184,261
    4,714  UMB Financial Corp.                      241,498
   13,004  Umpqua Holdings Corp.                    171,133
    3,015  Union First Market Bankshares
              Corp.                                  43,567
    5,843  United Bankshares, Inc.                  151,217
    4,846  United Community Banks, Inc. (a)          41,530
    1,950  Univest Corp. of Pennsylvania             32,234
    3,697  Virginia Commerce Bancorp,
              Inc. (a)                               31,166
    1,901  Washington Trust Bancorp, Inc.            46,346
    3,095  WesBanco, Inc.                            65,800
    2,240  West Coast Bancorp (a)                    44,016
    3,238  Westamerica Bancorporation               152,801
    8,284  Wilshire Bancorp, Inc. (a)                45,396
    4,221  Wintrust Financial Corp.                 149,846
   21,407  Zions Bancorporation                     415,724
                                               ------------
                                                  9,585,157
                                               ------------
           IT SERVICES -- 0.5%
    1,207  Cass Information Systems, Inc.            48,582
                                               ------------
           THRIFTS & MORTGAGE FINANCE
              -- 14.6%
    9,305  Beneficial Mutual Bancorp, Inc. (a)       80,302
    2,576  Berkshire Hills Bancorp, Inc.             56,672
    1,329  Bofi Holding, Inc. (a)                    26,261
    8,140  Brookline Bancorp, Inc.                   72,039
   19,060  Capitol Federal Financial, Inc.          226,433
    4,105  Dime Community Bancshares, Inc.           54,555
    3,594  Flushing Financial Corp.                  48,986
    1,662  Franklin Financial Corp. (a)              27,340
   11,343  Northwest Bancshares, Inc.               132,826
    2,158  OceanFirst Financial Corp.                30,989
    5,282  Oritani Financial Corp.                   76,008
    3,322  Rockville Financial, Inc.                 38,436
    1,282  Territorial Bancorp, Inc.                 29,191
   35,901  TFS Financial Corp. (a)                  342,855
   10,887  TrustCo Bank Corp. NY                     59,443
    1,804  United Financial Bancorp, Inc.            25,941
    4,559  ViewPoint Financial Group, Inc.           71,303
   12,421  Washington Federal, Inc.                 209,791
    1,012  WSFS Financial Corp.                      40,895
                                               ------------
                                                  1,650,266
                                               ------------

                       See Notes to Financial Statements                 Page 79

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

JUNE 30, 2012 (UNAUDITED)

           DESCRIPTION                                VALUE
-----------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%         $ 11,284,005
           (Cost $11,129,466) (b)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                     4,010
                                               ------------
           NET ASSETS -- 100.0%                $ 11,288,015
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $512,911 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $358,372.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $11,284,005    $      --    $      --
                      =====================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at June 30, 2012.

Page 80                See Notes to Financial Statements

                              This page intentionally left blank.

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2012 (UNAUDITED)


                                                                             FIRST TRUST        FIRST TRUST
                                                                          DOW JONES SELECT       MORNINGSTAR       FIRST TRUST
                                                                              MICROCAP       DIVIDEND LEADERS(SM)      US IPO
                                                                            INDEX(SM)FUND         INDEX FUND        INDEX FUND
                                                                          --------------     ------------------  ---------------
ASSETS:
Investments at value...................................................   $   44,852,381     $   568,717,094     $    17,633,481
Cash...................................................................               --                  --               9,740
Receivables:
      Capital shares sold..............................................               --          21,196,302                  --
      Investment securities sold.......................................          350,214             459,509                  --
      Dividends........................................................           69,388           1,086,706               7,402
      Interest.........................................................               --                  --                  --
      From investment advisor..........................................               --                  --                  --
      Reclaims.........................................................               --                  --                  --
      Securities lending income........................................               --                  --                  --
Prepaid expenses.......................................................           13,576               8,662               4,567
                                                                          --------------     ---------------     ---------------
      TOTAL ASSETS.....................................................       45,285,559         591,468,273          17,655,190
                                                                          --------------     ---------------     ---------------
LIABILITIES:
Due to custodian.......................................................            5,961             768,910                  --
Payables:
      Investment securities purchased..................................          352,500          21,199,769                  --
      Audit and tax fees...............................................           15,060              15,060              15,060
      Investment advisory fees.........................................            8,151             109,148                 367
      Printing fees....................................................            3,931              49,441                 746
      Capital shares purchased.........................................            3,379                  --                  --
      Licensing fees...................................................               --             112,168                  --
      Collateral for securities on loan................................               --                  --                  --
Other liabilities......................................................           10,521              99,445               4,267
                                                                          --------------     ---------------     ---------------
      TOTAL LIABILITIES................................................          399,503          22,353,941              20,440
                                                                          --------------     ---------------     ---------------
NET ASSETS.............................................................   $   44,886,056     $   569,114,332     $    17,634,750
                                                                          ==============     ===============     ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................   $   61,226,383     $   542,081,753     $    20,870,190
Par value..............................................................           21,050             304,500               6,500
Accumulated net investment income (loss)...............................           (6,801)             64,772               2,788
Accumulated net realized gain (loss) on investments....................      (20,826,240)        (18,090,434)         (4,678,131)
Net unrealized appreciation (depreciation) on investments..............        4,471,664          44,753,741           1,433,403
                                                                          --------------     ---------------     ---------------
NET ASSETS.............................................................   $   44,886,056     $   569,114,332     $    17,634,750
                                                                          ==============     ===============     ===============
NET ASSET VALUE, per share.............................................   $        21.32     $         18.69     $         27.13
                                                                          ==============     ===============     ===============
Number of shares outstanding
(unlimited number of shares has been authorized, par value $0.01
per share).............................................................        2,105,000          30,450,002             650,002
                                                                          ==============     ===============     ===============
Investments at cost....................................................   $   40,380,717     $   523,963,353     $    16,200,078
                                                                          ==============     ===============     ===============
Securities on loan, at value...........................................   $           --     $          --       $            --
                                                                          ==============     ===============     ===============

Page 82                See Notes to Financial Statements


       FIRST TRUST          FIRST TRUST         FIRST TRUST          FIRST TRUST         FIRST TRUST          FIRST TRUST
       NASDAQ-100           NASDAQ-100-          NYSE ARCA            DOW JONES           STRATEGIC       VALUE LINE(R) EQUITY
     EQUAL WEIGHTED      TECHNOLOGY SECTOR     BIOTECHNOLOGY          INTERNET              VALUE             ALLOCATION
      INDEX(SM) FUND      INDEX(SM) FUND        INDEX FUND          INDEX(SM) FUND        INDEX FUND           INDEX FUND
     ---------------     ---------------      ---------------      ---------------     ---------------     ---------------

     $    86,863,066     $   137,589,922      $   247,923,218      $  436,563,004      $    30,828,525     $     3,716,386
               8,235             100,182               67,341                  --               10,291                  --

                  --                  --                   --                  --                   --                  --
                  --                  --            2,159,678                  --                   --                  --
              69,476              16,161                   --                  --               52,950               5,731
                  --                  --                   --                   5                   --                  --
                  --                  --                   --                  --                   --               1,568
                  --                  --                   --                  --                   --                 376
               4,505                  --                   --                  --                   --                  --
               7,652               9,458                8,549               8,466                4,332               8,164
     ---------------     ---------------      ---------------      --------------      ---------------     ---------------
          86,952,934         137,715,723          250,158,786         436,571,475           30,896,098           3,732,225
     ---------------     ---------------      ---------------      --------------      ---------------     ---------------

                  --                  --                   --                  --                   --              40,565

                  --                  --                   --                  --                   --                  --
              15,060              15,060               15,060              15,060               15,060              15,060
              25,762              52,500               70,346              70,317               10,727                  --
               7,094              12,772               22,986              42,451                2,028                  --
                  --                  --                   --                  --                   --                  --
              22,375              38,361               48,732              70,054                7,964               2,373
           1,777,120                  --                   --                  --                   --                  --
              15,925              26,238               47,098              85,094                4,806               1,571
     ---------------     ---------------      ---------------      --------------      ---------------     ---------------
           1,863,336             144,931              204,222             282,976               40,585              59,569
     ---------------     ---------------      ---------------      --------------      ---------------     ---------------
     $    85,089,598     $   137,570,792      $   249,954,564      $  436,288,499      $    30,855,513     $     3,672,656
     ===============     ===============      ===============      ==============      ===============     ===============

     $    95,928,435     $   164,143,388      $   296,186,878      $  470,854,072      $    55,852,575    $      9,388,276
              34,000              54,500               57,000             123,500               13,500               2,000
               1,667             417,436             (574,191)           (859,497)              26,148                (185)
          (6,854,855)         (8,784,396)         (23,157,996)        (17,181,884)         (24,737,613)         (5,604,199)
          (4,019,649)        (18,260,136)         (22,557,127)        (16,647,692)            (299,097)           (113,236)
     ---------------     ---------------      ---------------      --------------      ---------------     ---------------
     $    85,089,598     $   137,570,792      $   249,954,564      $  436,288,499      $    30,855,513     $     3,672,656
     ===============     ===============      ===============      ==============      ===============     ===============
     $         25.03     $         25.24      $         43.85      $        35.33      $         22.86     $         18.36
     ===============     ===============      ===============      ==============      ===============     ===============


           3,400,002           5,450,002            5,700,002          12,350,002            1,350,002             200,002
     ===============     ===============      ===============      ==============      ===============     ===============
     $    90,882,715     $   155,850,058      $   270,480,345      $  453,210,696      $    31,127,622     $     3,829,622
     ===============     ===============      ===============      ==============      ===============     ===============
     $     1,739,918     $            --      $            --      $           --      $            --     $            --
     ===============     ===============      ===============      ==============      ===============     ===============



                       See Notes to Financial Statements                 Page 83

FIRST TRUST EXCHANGE-TRADED FUND

JUNE 30, 2012 (UNAUDITED)



                                                                                                FIRST TRUST       FIRST TRUST
                                                                             FIRST TRUST        NASDAQ-100         NASDAQ(R)
                                                                             VALUE LINE(R)    EX-TECHNOLOGY      CLEAN EDGE(R)
                                                                              DIVIDEND            SECTOR         GREEN ENERGY
                                                                             INDEX FUND       INDEX(SM) FUND       INDEX FUND
                                                                          ---------------     ---------------   ---------------
ASSETS:
Investments at value...................................................   $  460,444,928      $  39,653,074     $  18,908,913
Cash...................................................................               --                 --            18,869
Receivables:
      Capital shares sold..............................................            3,683                 --                --
      Investment securities sold.......................................       23,908,217                 --                --
      Dividends........................................................        1,559,307             39,903                --
      Interest.........................................................               --                 --                --
      From investment advisor..........................................               --                 --                --
      Reclaims.........................................................           65,173                 --                --
      Securities lending income........................................               --              2,762            17,210
Prepaid expenses.......................................................           11,385              5,971             6,269
                                                                          --------------      -------------     -------------
      TOTAL ASSETS.....................................................      485,992,693         39,701,710        18,951,261
                                                                          --------------      -------------     -------------
LIABILITIES:
Due to custodian.......................................................          536,787             59,670                --
Payables:
      Investment securities purchased..................................       23,948,375                 --             5,939
      Audit and tax fees...............................................           15,060             15,060            15,060
      Investment advisory fees.........................................          164,863              9,236               997
      Printing fees....................................................           43,815              1,740               268
      Capital shares purchased.........................................               --                 --                --
      Licensing fees...................................................          168,095              8,562             4,303
      Collateral for securities on loan................................               --            974,158         3,049,487
Other liabilities......................................................           91,572              5,831             2,614
                                                                          --------------      -------------     -------------
      TOTAL LIABILITIES................................................       24,968,567          1,074,257         3,078,668
                                                                          --------------      -------------     -------------
NET ASSETS.............................................................   $  461,024,126      $  38,627,453     $  15,872,593
                                                                          ==============      =============     =============
NET ASSETS CONSIST OF:
Paid-in capital........................................................   $  460,736,035      $  38,010,167     $  53,521,450
Par value..............................................................          274,380             16,500            17,000
Accumulated net investment income (loss)...............................          686,780              2,423            71,431
Accumulated net realized gain (loss) on investments....................      (40,728,633)        (1,071,857)      (28,231,073)
Net unrealized appreciation (depreciation) on investments..............       40,055,564          1,670,220        (9,506,215)
                                                                          --------------      -------------     -------------
NET ASSETS.............................................................   $  461,024,126      $  38,627,453     $  15,872,593
                                                                          ==============      =============     =============
NET ASSET VALUE, per share.............................................   $        16.80      $       23.41     $        9.34
                                                                          ==============      =============     =============

Number of shares outstanding
(unlimited number of shares has been authorized, par value $0.01
per share)                                                                    27,437,986          1,650,002         1,700,002
                                                                          ==============      =============     =============
Investments at cost....................................................   $  420,389,364      $  37,982,854     $  28,415,128
                                                                          ==============      =============     =============
Securities on loan, at value...........................................   $           --      $     954,674     $   2,959,436
                                                                          ==============      =============     =============

Page 84                See Notes to Financial Statements


                                                                                                              FIRST TRUST
       FIRST TRUST          FIRST TRUST         FIRST TRUST          FIRST TRUST         FIRST TRUST         NASDAQ(R)  ABA
           S&P                  ISE             ISE-REVERE               ISE          VALUE LINE(R)  100      COMMUNITY
          REIT                 WATER            NATURAL GAS            CHINDIA         EXCHANGE-TRADED           BANK
       INDEX FUND           INDEX FUND          INDEX FUND           INDEX FUND             FUND              INDEX FUND
     ---------------     ---------------     ---------------      ---------------      ---------------       ---------------
     $  391,362,075      $   62,418,963      $   395,118,504     $    79,015,492      $    49,308,040        $    11,284,005
                 --                  --                   --                  --               23,886                  8,040

                 --                  --                   --                  --                   --                     --
          1,763,901             131,287              267,430             305,217           11,914,095                      -
            928,393             129,784              161,452             301,120               27,289                 16,572
                 23                   3                   12                  --                   --                     --
                 --                  --                   --                  --                   --                     --
                 --                  --            1,642,431                   -                  502                     --
                 --                  --                   --              29,289                   --                     --
              7,217               4,490                7,986               5,956               13,579                    435
     --------------      --------------      ---------------     ---------------      ---------------        ---------------
        394,061,609          62,684,527          397,197,815          79,657,074           61,287,391             11,309,052
     --------------      --------------      ---------------     ---------------      ---------------        ---------------

          3,863,080             530,874            1,357,620             181,051                   --                     --

          1,774,311                  --               34,178                  --            9,403,976                     --
             15,060              15,060               15,060              15,060               15,060                 15,060
            100,269              19,843              130,602              19,118               17,718                  1,072
             36,985               5,046               34,831               5,818                4,014                    101
                 --                  --            1,583,489                  --            2,533,735                     --
            140,628               7,939               89,335              15,681               21,023                  2,304
                 --                  --                   --          11,594,632                   --                     --
             74,394              12,536               70,878              22,428                9,956                  2,500
     --------------      --------------      ---------------     ---------------      ---------------        ---------------
          6,004,727             591,298            3,315,993          11,853,788           12,005,482                 21,037
     --------------      --------------      ---------------     ---------------      ---------------        ---------------
     $  388,056,882      $   62,093,229      $   393,881,822     $    67,803,286      $    49,281,909        $    11,288,015
     ==============      ==============      ===============     ===============      ===============        ===============

     $  361,200,601      $   70,129,977      $   584,474,421     $   120,405,487      $   137,896,766        $    11,573,167
            221,000              27,500              240,000              35,500               38,900                  4,500
          2,380,304             (40,415)             (82,554)             83,664              (80,307)                 3,282
            725,869         (11,573,432)        (103,310,233)        (44,338,127)         (89,347,501)              (447,473)
         23,529,108           3,549,599          (87,439,812)         (8,383,238)             774,051                154,539
     --------------      ---------------     ---------------     ---------------      ---------------        ---------------
     $  388,056,882      $   62,093,229      $   393,881,822     $    67,803,286      $    49,281,909        $    11,288,015
     ==============      ==============      ===============     ===============      ===============        ===============
     $        17.56      $        22.58      $         16.41  $            19.10      $         12.67        $         25.08
     ==============      ==============      ===============     ===============      ===============        ===============



         22,100,002           2,750,002           24,000,002           3,550,002            3,889,982                450,002
     ==============      ==============      ===============     ===============      ===============        ===============
     $  367,832,967      $   58,869,364      $   482,558,316     $    87,398,730      $    48,533,989        $    11,129,466
     ==============      ==============      ===============     ===============      ===============        ===============
     $           --      $           --      $            --     $    11,252,327      $            --        $            --
     ==============      ==============      ===============     ===============      ===============        ===============

                       See Notes to Financial Statements                 Page 85

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

                                                                                             FIRST TRUST
                                                                          FIRST TRUST        MORNINGSTAR
                                                                        DOW JONES SELECT       DIVIDEND          FIRST TRUST
                                                                            MICROCAP         LEADERS(SM)           US IPO
                                                                         INDEX(SM) FUND       INDEX FUND         INDEX FUND
                                                                        ----------------   ----------------   -----------------
INVESTMENT INCOME:
Dividends........................................................        $    366,465       $ 10,318,441        $    123,367
Foreign tax withholding..........................................                (337)                --                  --
Interest.........................................................                  --                 --                  --
Securities lending income (net of fees)..........................                  --                 --                  --
                                                                         ------------       ------------        ------------
   Total investment income.......................................             366,128         10,318,441             123,367
                                                                         ------------       ------------        ------------

EXPENSES:
Investment advisory fees.........................................             137,216            724,623              33,889
Accounting and administration fees...............................              16,511            121,869               5,340
Licensing fees...................................................              15,597            214,551              24,870
Audit and tax fees...............................................              12,077             12,077              12,077
Printing fees....................................................               5,580             51,131               2,358
Listing fees.....................................................               4,032              4,877               3,920
Legal fees.......................................................               3,880             51,089               1,571
Custodian fees...................................................               3,431             30,193               1,059
Trustees' fees and expenses......................................               3,421             13,641               2,390
Transfer agent fees..............................................               1,372             12,077                 424
Registration and filing fees.....................................                  --             (9,667)                (23)
Expenses previously waived or reimbursed.........................                  --                 --                  --
Other expenses...................................................               1,443              6,637                 462
                                                                         ------------       ------------        ------------
   Total expenses................................................             204,560          1,233,098              88,337

   Less fees waived and expenses reimbursed by the investment advisor         (39,901)          (146,164)            (37,503)
                                                                         ------------       ------------        ------------
   Net expenses..................................................             164,659          1,086,934              50,834
                                                                         ------------       ------------        ------------
NET INVESTMENT INCOME (LOSS).....................................             201,469          9,231,507              72,533
                                                                         ------------       ------------        ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Investments...................................................             631,177           (992,158)           (273,084)
   In-kind redemptions...........................................           1,393,306         17,934,062           1,519,995
                                                                         ------------       ------------        ------------
Net realized gain (loss).........................................           2,024,483         16,941,904           1,246,911

Net change in unrealized appreciation (depreciation) on investments           986,213         15,210,042             683,958
                                                                         ------------       ------------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................           3,010,696         32,151,946           1,930,869
                                                                         ------------       ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................        $  3,212,165       $ 41,383,453        $  2,003,402
                                                                         ============       ============        ============


Page 86                See Notes to Financial Statements

   FIRST TRUST           FIRST TRUST          FIRST TRUST          FIRST TRUST          FIRST TRUST           FIRST TRUST
    NASDAQ-100           NASDAQ-100-           NYSE ARCA            DOW JONES            STRATEGIC           VALUE LINE(R)
  EQUAL WEIGHTED      TECHNOLOGY SECTOR      BIOTECHNOLOGY           INTERNET              VALUE           EQUITY ALLOCATION
  INDEX(SM) FUND       INDEX(SM) FUND          INDEX FUND         INDEX(SM) FUND         INDEX FUND            INDEX FUND
 ----------------     -----------------     ----------------     ----------------     ----------------     -----------------

  $    441,310          $    897,240         $    120,485         $    650,031         $    330,633          $     64,137
        (2,657)                   --                   --                   --                 (561)               (1,264)
            --                    --                   --                   12                   --                     1
        30,662                    --                   --                   --                   --                    --
  ------------          ------------         ------------         ------------         ------------          ------------
       469,315               897,240              120,485              650,043              330,072                62,874
  ------------          ------------         ------------         ------------         ------------          ------------


       176,755               319,869              463,117            1,004,195               82,484                16,261
        23,683                40,841               58,546              126,601                9,107                 3,065
        44,189                79,967               92,624              118,500               16,497                 5,042
        12,077                12,077               12,077               12,077               12,077                12,077
         8,548                13,926               28,388               47,903                2,642                   709
         7,948                 9,057                4,032                4,032                3,920                11,338
         7,962                10,744               24,803               34,995                2,323                   532
         5,524                 9,996               14,473               31,449                2,062                   406
         4,265                 6,334                7,773               15,190                2,786                 2,156
         2,209                 3,998                5,789               14,745                  825                   163
          (350)                   --               (7,595)                  --                   --                    --
            --                    --                   --               89,155                   --                    --
         1,982                 4,003                9,630               10,698                  860                   181
  ------------          ------------         ------------         ------------         ------------          ------------
       294,792               510,812              713,657            1,509,540              135,583                51,930

       (29,659)              (31,008)             (18,981)                  --              (28,354)              (29,165)
  ------------          ------------         ------------         ------------         ------------          ------------
       265,133               479,804              694,676            1,509,540              107,229                22,765
  ------------          ------------         ------------         ------------         ------------          ------------
       204,182               417,436             (574,191)            (859,497)             222,843                40,109
  ------------          ------------         ------------         ------------         ------------          ------------


    (1,886,812)           (1,226,200)         (15,220,378)         (12,085,174)            (219,709)             (166,579)
     4,531,684             3,617,073           11,682,972           21,262,492            1,485,094               466,730
  ------------          ------------         ------------         ------------         ------------          ------------
     2,644,872             2,390,873           (3,537,406)           9,177,318            1,265,385               300,151

     3,156,644             3,428,717           64,870,382           33,868,709              102,090              (322,124)
  ------------          ------------         ------------         ------------         ------------          ------------
     5,801,516             5,819,590           61,332,976           43,046,027            1,367,475               (21,973)
  ------------          ------------         ------------         ------------         ------------          ------------

  $  6,005,698          $  6,237,026         $ 60,758,785         $ 42,186,530         $  1,590,318          $     18,136
  ============          ============         ============         ============         ============          ============


                       See Notes to Financial Statements                 Page 87

FIRST TRUST EXCHANGE-TRADED FUND

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

                                                                                                                     FIRST TRUST
                                                                        FIRST TRUST           FIRST TRUST             NASDAQ(R)
                                                                       VALUE LINE(R)           NASDAQ-100           CLEAN EDGE(R)
                                                                          DIVIDEND        EX-TECHNOLOGY SECTOR      GREEN ENERGY
                                                                         INDEX FUND          INDEX(SM) FUND          INDEX FUND
                                                                      ----------------    --------------------    -----------------
INVESTMENT INCOME:
Dividends........................................................      $  8,247,984          $    148,986           $     37,886
Foreign tax withholding..........................................          (145,157)               (1,806)                   (38)
Interest.........................................................                --                     2                     --
Securities lending income (net of fees)..........................                --                17,880                 89,598
                                                                       ------------          ------------           ------------
   Total investment income.......................................         8,102,827               165,062                127,446
                                                                       ------------          ------------           ------------

EXPENSES:
Investment advisory fees.........................................         1,058,212                68,646                 37,344
Accounting and administration fees...............................           107,289                 9,728                 10,654
Licensing fees...................................................           320,784                17,162                  9,336
Audit and tax fees...............................................            12,077                12,077                 12,077
Printing fees....................................................            44,116                 4,071                  2,776
Listing fees.....................................................            11,338                 6,750                  7,077
Legal fees.......................................................            44,234                 2,708                    935
Custodian fees...................................................            26,455                 2,145                  1,167
Trustees' fees and expenses......................................            12,251                 2,927                  2,497
Transfer agent fees..............................................            10,582                   858                    467
Registration and filing fees.....................................            (6,712)                 (645)                   (78)
Expenses previously waived or reimbursed.........................                --                    --                     --
Other expenses...................................................             9,816                   752                    536
                                                                       ------------          ------------           ------------
   Total expenses................................................         1,650,442               127,179                 84,788

   Less fees waived and expenses reimbursed by the investment advisor      (168,945)              (24,210)               (28,773)
                                                                       ------------          ------------           ------------
   Net expenses..................................................         1,481,497               102,969                 56,015
                                                                       ------------          ------------           ------------
NET INVESTMENT INCOME (LOSS).....................................         6,621,330                62,093                 71,431
                                                                       ------------          ------------           ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Investments...................................................        (2,673,674)             (955,334)            (1,092,022)
   In-kind redemptions...........................................        19,924,581             2,396,384                 89,630
                                                                       ------------          ------------           ------------
Net realized gain (loss).........................................        17,250,907             1,441,050             (1,002,392)

Net change in unrealized appreciation (depreciation) on investments       1,834,449             2,377,614                338,717
                                                                       ------------          ------------           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................        19,085,356             3,818,664               (663,675)
                                                                       ------------          ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................      $ 25,706,686          $  3,880,757           $   (592,244)
                                                                       ============          ============           ============


Page 88                See Notes to Financial Statements

                                                                                                              FIRST TRUST
   FIRST TRUST           FIRST TRUST          FIRST TRUST          FIRST TRUST           FIRST TRUST         NASDAQ(R) ABA
       S&P                   ISE               ISE-REVERE              ISE            VALUE LINE(R) 100        COMMUNITY
       REIT                 WATER             NATURAL GAS            CHINDIA           EXCHANGE-TRADED            BANK
    INDEX FUND           INDEX FUND            INDEX FUND           INDEX FUND              FUND               INDEX FUND
 ----------------     -----------------     ----------------     ----------------     -----------------    -----------------

  $  7,239,463          $    667,061         $  2,413,301         $  1,026,206         $    332,602          $    111,839
            --               (53,749)            (164,598)             (44,218)              (4,897)                   --
            35                     8                   90                   --                   --                    --
            --                    --                   --              180,883                   --                    --
  ------------          ------------         ------------         ------------         ------------          ------------
     7,239,498               613,320            2,248,793            1,162,871              327,705               111,839
  ------------          ------------         ------------         ------------         ------------          ------------


       597,668               128,119              704,996              172,031              142,235                21,186
       100,810                16,766               88,833               64,221               16,319                 3,831
       159,446                16,015              176,249               34,406               44,305                 4,767
        12,077                12,077               12,077               12,077               12,077                12,077
        44,704                 7,950               30,092                8,715                5,106                 1,207
         3,920                 3,920                4,032                4,032                9,885                 6,336
        37,114                 5,367               25,985                5,203                4,030                   724
        24,903                 4,004               22,031                5,376                3,556                   662
        11,748                 4,374               10,971                3,419                3,468                 2,173
         9,961                 1,601                8,813                2,150                1,422                   265
       (18,322)                 (557)              (2,984)                  21               (1,184)                 (867)
         7,000                    --                   --                   --                   --                    --
         5,085                 1,695               11,219                2,246                1,422                   311
  ------------          ------------         ------------         ------------         ------------          ------------
       996,114               201,331            1,092,314              313,897              242,641                52,672

            --                (9,153)             (34,820)             (55,850)             (43,513)              (20,893)
  ------------          ------------         ------------         ------------         ------------          ------------
       996,114               192,178            1,057,494              258,047              199,128                31,779
  ------------          ------------         ------------         ------------         ------------          ------------
     6,243,384               421,142            1,191,299              904,824              128,577                80,060
  ------------          ------------         ------------         ------------         ------------          ------------


      (708,913)             (560,965)         (19,332,057)          (4,163,820)          (2,787,925)              (51,221)
     5,968,388               359,123            9,991,800            3,566,470            5,339,750               552,549
  ------------          ------------         ------------         ------------         ------------          ------------
     5,259,475              (201,842)          (9,340,257)            (597,350)           2,551,825               501,328

    38,793,907             5,408,391          (27,390,895)           5,280,980             (918,584)              573,378
  ------------          ------------         ------------         ------------         ------------          ------------
    44,053,382             5,206,549          (36,731,152)           4,683,630            1,633,241             1,074,706
  ------------          ------------         ------------         ------------         ------------          ------------

  $ 50,296,766          $  5,627,691         $(35,539,853)        $  5,588,454         $  1,761,818          $  1,154,766
  ============          ============         ============         ============         ============          ============



                       See Notes to Financial Statements                 Page 89

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FIRST TRUST                      FIRST TRUST
                                                                        DOW JONES SELECT                    MORNINGSTAR
                                                                            MICROCAP                   DIVIDEND LEADERS(SM)
                                                                         INDEX(SM) FUND                     INDEX FUND
                                                                  -----------------------------    -----------------------------
                                                                   For the Six    For the Year      For the Six    For the Year
                                                                  Months Ended        Ended        Months Ended        Ended
                                                                  June 30, 2012   December 31,     June 30, 2012   December 31,
                                                                   (Unaudited)        2011          (Unaudited)        2011
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)................................   $     201,469   $     447,228    $   9,231,507   $   8,555,207
   Net realized gain (loss)....................................       2,024,483       3,527,218       16,941,904      12,160,954
   Net change in unrealized appreciation (depreciation) .......         986,213     (15,388,722)      15,210,042      17,878,265
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
      from operations..........................................       3,212,165     (11,414,276)      41,383,453      38,594,426
                                                                  -------------   -------------    -------------   -------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.......................................        (151,515)       (610,163)      (9,166,735)     (8,577,026)
                                                                  -------------   -------------    -------------   -------------

   Total distributions to shareholders.........................        (151,515)       (610,163)      (9,166,735)     (8,577,026)
                                                                  -------------   -------------    -------------   -------------


SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...................................              --       7,892,863      242,269,860     357,088,401
   Cost of shares redeemed.....................................     (10,502,477)    (96,590,691)    (152,401,780)    (83,370,049)
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
      from shareholder transactions............................     (10,502,477)    (88,697,828)      89,868,080     273,718,352
                                                                  -------------   -------------    -------------   -------------


   Total increase (decrease) in net assets.....................      (7,441,827)   (100,722,267)     122,084,798     303,735,752

NET ASSETS:
   Beginning of period.........................................      52,327,883     153,050,150      447,029,534     143,293,782
                                                                  -------------   -------------    -------------   -------------

   End of period...............................................   $  44,886,056   $  52,327,883    $ 569,114,332   $ 447,029,534
                                                                  =============   =============    =============   =============


   Accumulated net investment income (loss)
      at end of period.........................................   $      (6,801)  $     (56,755)   $      64,772   $          --
                                                                  =============   =============    =============   =============


CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.....................       2,605,000       6,905,000       25,450,002       9,000,002
   Shares sold.................................................              --         350,000       13,450,000      21,500,000
   Shares redeemed.............................................        (500,000)     (4,650,000)      (8,450,000)     (5,050,000)
                                                                  -------------   -------------    -------------   -------------

   Shares outstanding, end of period...........................       2,105,000       2,605,000       30,450,002      25,450,002
                                                                  =============   =============    =============   =============



Page 90                See Notes to Financial Statements

                                          FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         FIRST TRUST                      NASDAQ-100                       NASDAQ-100-                       NYSE ARCA
           US IPO                       EQUAL WEIGHTED                  TECHNOLOGY SECTOR                  BIOTECHNOLOGY
         INDEX FUND                     INDEX(SM) FUND                   INDEX(SM) FUND                     INDEX FUND
-----------------------------    -----------------------------    -----------------------------    -----------------------------
 For the Six    For the Year      For the Six    For the Year      For the Six    For the Year      For the Six    For the Year
Months Ended        Ended        Months Ended        Ended        Months Ended        Ended        Months Ended        Ended
June 30, 2012   December 31,     June 30, 2012   December 31,     June 30, 2012   December 31,     June 30, 2012   December 31,
 (Unaudited)        2011          (Unaudited)        2011          (Unaudited)        2011          (Unaudited)        2011
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$      72,533   $     125,086    $     204,182 $       193,294    $     417,436   $     (63,396)   $    (574,191)  $  (1,701,516)
    1,246,911       1,116,567        2,644,872       6,943,739        2,390,873      36,034,195       (3,537,406)     (9,067,198)
      683,958      (1,032,399)       3,156,644     (14,365,617)       3,428,717     (68,573,256)      64,870,382    (114,433,625)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


    2,003,402         209,254        6,005,698      (7,228,584)       6,237,026     (32,602,457)      60,758,785    (125,202,339)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



      (69,745)       (175,526)        (202,515)       (367,180)              --      (1,713,900)              --              --
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

      (69,745)       (175,526)        (202,515)       (367,180)              --      (1,713,900)              --              --
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



    5,497,079       8,666,281       36,799,034      79,966,639       16,558,485     196,450,901       72,782,952     640,051,793
   (5,389,821)     (8,388,699)     (31,051,971)    (74,786,704)     (34,884,784)   (465,889,979)     (66,617,136)   (533,039,358)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


      107,258         277,582        5,747,063       5,179,935      (18,326,299)   (269,439,078)       6,165,816     107,012,435
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


    2,040,915         311,310       11,550,246      (2,415,829)     (12,089,273)   (303,755,435)      66,924,601     (18,189,904)


   15,593,835      15,282,525       73,539,352      75,955,181      149,660,065     453,415,500      183,029,963     201,219,867
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$  17,634,750   $  15,593,835    $  85,089,598   $  73,539,352    $ 137,570,792   $ 149,660,065    $ 249,954,564   $ 183,029,963
=============   =============    =============   =============    =============   =============    =============   =============



$       2,788   $          --    $       1,667   $          --    $     417,436   $          --    $    (574,191)  $          --
=============   =============    =============   =============    =============   =============    =============   =============



      650,002         650,002        3,200,002       3,200,002        6,200,002      17,650,002        5,600,002       5,150,002
      200,000         350,000        1,450,000       3,200,000          600,000       7,300,000        1,750,000      15,400,000
     (200,000)       (350,000)      (1,250,000)     (3,200,000)      (1,350,000)    (18,750,000)      (1,650,000)    (14,950,000)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

      650,002         650,002        3,400,002       3,200,002        5,450,002       6,200,002        5,700,002       5,600,002
=============   =============    =============   =============    =============   =============    =============   =============


                       See Notes to Financial Statements                 Page 91

FIRST TRUST EXCHANGE-TRADED FUND

                                                                           FIRST TRUST                      FIRST TRUST
                                                                       DOW JONES INTERNET                 STRATEGIC VALUE
                                                                         INDEX(SM) FUND                     INDEX FUND
                                                                  -----------------------------    -----------------------------
                                                                   For the Six    For the Year      For the Six    For the Year
                                                                  Months Ended        Ended        Months Ended        Ended
                                                                  June 30, 2012   December 31,     June 30, 2012   December 31,
                                                                   (Unaudited)        2011          (Unaudited)        2011
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)................................   $    (859,497)  $  (1,558,228)   $     222,843   $     554,376
   Net realized gain (loss)....................................       9,177,318      62,801,316        1,265,385       2,204,042
   Net change in unrealized appreciation (depreciation) .......      33,868,709    (129,043,201)         102,090      (3,710,370)
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
      from operations..........................................      42,186,530     (67,800,113)       1,590,318        (951,952)
                                                                  -------------   -------------    -------------   -------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.......................................              --        (412,275)        (196,695)       (660,711)
                                                                  -------------   -------------    -------------   -------------

   Total distributions to shareholders.........................              --        (412,275)        (196,695)       (660,711)
                                                                  -------------   -------------    -------------   -------------


SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...................................      61,631,844     519,933,101        8,689,927      13,640,278
   Cost of shares redeemed.....................................    (187,213,256)   (521,516,911)     (10,870,558)    (17,017,824)
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
      from shareholder transactions............................    (125,581,412)     (1,583,810)      (2,180,631)     (3,377,546)
                                                                  -------------   -------------    -------------   -------------


   Total increase (decrease) in net assets.....................     (83,394,882)    (69,796,198)        (787,008)     (4,990,209)

NET ASSETS:
   Beginning of period.........................................     519,683,381     589,479,579       31,642,521      36,632,730
                                                                  -------------   -------------    -------------   -------------

   End of period...............................................   $ 436,288,499   $ 519,683,381    $  30,855,513   $  31,642,521
                                                                  =============   =============    =============   =============


   Accumulated net investment income (loss)
      at end of period.........................................   $    (859,497)  $          --    $      26,148   $          --
                                                                  =============   =============    =============   =============


CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.....................      16,100,002      17,200,002        1,450,002       1,600,002
   Shares sold.................................................       1,800,000      14,900,000          350,000         550,000
   Shares redeemed.............................................      (5,550,000)    (16,000,000)        (450,000)       (700,000)
                                                                  -------------   -------------    -------------   -------------

   Shares outstanding, end of period...........................      12,350,002      16,100,002        1,350,002       1,450,002
                                                                  =============   =============    =============   =============



Page 92                See Notes to Financial Statements

         FIRST TRUST                                                       FIRST TRUST                      FIRST TRUST
        VALUE LINE(R)                     FIRST TRUST                      NASDAQ-100                        NASDAQ(R)
      EQUITY ALLOCATION             VALUE LINE(R) DIVIDEND            EX-TECHNOLOGY SECTOR          CLEAN EDGE(R) GREEN ENERGY
         INDEX FUND                       INDEX FUND                     INDEX(SM) FUND                      INDEX FUND
-----------------------------    -----------------------------    -----------------------------    -----------------------------
 For the Six    For the Year      For the Six    For the Year      For the Six    For the Year      For the Six    For the Year
Months Ended        Ended        Months Ended        Ended        Months Ended        Ended        Months Ended        Ended
June 30, 2012   December 31,     June 30, 2012   December 31,     June 30, 2012   December 31,     June 30, 2012   December 31,
 (Unaudited)        2011          (Unaudited)        2011          (Unaudited)        2011          (Unaudited)        2011
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


$      40,109   $      72,064    $   6,621,330  $    7,902,272    $      62,093   $      86,782    $      71,431   $     (57,380)
      300,151         128,844       17,250,907      12,636,031        1,441,050       1,142,380       (1,002,392)     (1,932,700)
     (322,124)       (835,358)       1,834,449       3,716,675        2,377,614      (2,777,822)         338,717     (13,448,678)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


       18,136        (634,450)      25,706,686      24,254,978        3,880,757      (1,548,660)        (592,244)    (15,438,758)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



      (40,565)        (72,485)      (5,934,550)     (7,975,414)         (59,670)       (104,225)              --              --
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

      (40,565)        (72,485)      (5,934,550)     (7,975,414)         (59,670)       (104,225)              --              --
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



    4,818,770       5,352,158      175,428,620     225,622,376       13,707,768      21,526,159               --       7,115,097
   (7,480,560)     (5,394,000)    (100,575,187)    (94,012,975)      (9,058,297)    (11,867,696)      (4,274,790)     (7,056,700)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


   (2,661,790)        (41,842)      74,853,433     131,609,401        4,649,471       9,658,463       (4,274,790)         58,397
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


   (2,684,219)       (748,777)      94,625,569     147,888,965        8,470,558       8,005,578       (4,867,034)    (15,380,361)


    6,356,875       7,105,652      366,398,557     218,509,592       30,156,895      22,151,317       20,739,627      36,119,988
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$   3,672,656   $   6,356,875    $ 461,024,126   $ 366,398,557    $  38,627,453   $  30,156,895    $  15,872,593   $  20,739,627
=============   =============    =============   =============    =============   =============    =============   =============



$        (185)  $         271    $     686,780   $          --    $       2,423   $          --    $      71,431   $          --
=============   =============    =============   =============    =============   =============    =============   =============



      350,002         350,002       22,887,986      14,487,986        1,450,002       1,050,002        2,150,002       2,200,002
      250,000         250,000       10,600,000      14,500,000          600,000         950,000               --         450,000
     (400,000)       (250,000)     (6,050,000)      (6,100,000)        (400,000)       (550,000)        (450,000)       (500,000)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

      200,002         350,002       27,437,986      22,887,986        1,650,002       1,450,002        1,700,002       2,150,002
=============   =============    =============   =============    =============   =============    =============   =============


                       See Notes to Financial Statements                 Page 93

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                             FIRST TRUST
                                                                 S&P                                  FIRST TRUST
                                                                 REIT                                  ISE WATER
                                                              INDEX FUND                              INDEX FUND
                                                  ----------------------------------     -------------------------------------

                                                       For the                                For the
                                                  Six Months Ended     For the Year      Six Months Ended      For the Year
                                                    June 30, 2012          Ended           June 30, 2012           Ended
                                                     (Unaudited)    December 31, 2011       (Unaudited)      December 31, 2011
                                                  ----------------   ---------------     -----------------   -----------------

OPERATIONS:
   Net investment income (loss).................. $      6,243,384   $     3,603,572     $         421,142   $         481,476
   Net realized gain (loss)......................        5,259,475        (3,997,767)             (201,842)          2,261,282
   Net change in unrealized appreciation
  (depreciation) ................................       38,793,907       (21,892,948)            5,408,391          (6,845,222)
                                                  ----------------   ---------------     -----------------   -----------------

   Net increase (decrease) in net assets resulting
      from operations............................       50,296,766       (22,287,143)            5,627,691          (4,102,464)
                                                  ----------------   ---------------     -----------------   -----------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.........................       (3,863,080)       (4,049,501)             (477,125)           (554,561)
                                                  ----------------   ---------------     -----------------   -----------------

   Total distributions to shareholders...........       (3,863,080)       (4,049,501)             (477,125)           (554,561)
                                                  ----------------   ---------------     -----------------   -----------------


SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.....................       81,042,579       453,173,259             1,082,215          34,659,837
   Cost of shares redeemed.......................      (64,380,181)     (172,941,669)           (2,125,578)        (25,127,425)
                                                  ----------------   ---------------     -----------------   -----------------

   Net increase (decrease) in net assets resulting
      from shareholder transactions..............       16,662,398       280,231,590            (1,043,363)          9,532,412
                                                  ----------------   ---------------     -----------------   -----------------


   Total increase (decrease) in net assets.......       63,096,084       253,894,946             4,107,203           4,875,387

NET ASSETS:
   Beginning of period...........................      324,960,798        71,065,852            57,986,026          53,110,639
                                                  ----------------   ---------------     -----------------   -----------------

   End of period................................. $    388,056,882   $   324,960,798     $      62,093,229   $      57,986,026
                                                  ================   ===============     =================   =================


   Accumulated net investment income (loss)
      at end of period........................... $      2,380,304 $              --     $        (40,415)   $          15,568
                                                  ================   ===============     =================   =================


CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.......       21,000,002         4,850,002             2,800,002           2,400,002
   Shares sold...................................        5,000,000        28,200,000                50,000           1,600,000
   Shares redeemed...............................       (3,900,000)      (12,050,000)             (100,000)         (1,200,000)
                                                  ----------------   ---------------     -----------------   -----------------

   Shares outstanding, end of period.............       22,100,002        21,000,002             2,750,002           2,800,002
                                                  ================   ===============     =================    ================


Page 94                See Notes to Financial Statements


            FIRST TRUST                                                                                       FIRST TRUST
            ISE-REVERE                   FIRST TRUST                       FIRST TRUST                       NASDAQ(R) ABA
            NATURAL GAS                  ISE CHINDIA                     VALUE LINE(R) 100                   COMMUNITY BANK
            INDEX FUND                   INDEX FUND                   EXCHANGE-TRADED FUND                   INDEX FUND
-------------------------------   ----------------------------    ------------------------------   -----------------------------
    For the          For the         For the         For the         For the          For the         For the          For the
  Six Months          Year         Six Months         Year         Six Months          Year         Six Months          Year
     Ended            Ended           Ended           Ended           Ended            Ended           Ended            Ended
 June 30, 2012    December 31,    June 30, 2012   December 31,    June 30, 2012    December 31,    June 30, 2012    December 31,
  (Unaudited)         2011         (Unaudited)        2011         (Unaudited)         2011         (Unaudited)         2011
---------------   -------------   -------------  -------------    -------------    -------------   -------------   -------------


$     1,191,299   $   1,929,769   $     904,824  $   1,374,217    $     128,577    $     392,155   $      80,060   $     203,793
     (9,340,257)     53,827,977        (597,350)     4,404,156        2,551,825       (1,350,721)        501,328        (354,412)

    (27,390,895)   (112,055,233)      5,280,980    (39,977,843)        (918,584)      (4,336,999)        573,378        (788,265)
---------------   -------------   -------------  -------------    -------------    -------------   -------------   -------------


    (35,539,853)    (56,297,487)      5,588,454    (34,199,470)       1,761,818       (5,295,565)      1,154,766        (938,884)
---------------   -------------   -------------  -------------    -------------    -------------   -------------   -------------



     (1,357,620)     (1,845,855)       (821,160)    (1,488,951)        (184,049)        (420,210)        (77,895)       (204,876)
---------------   -------------   -------------  -------------    -------------    -------------   -------------   -------------

     (1,357,620)     (1,845,855)       (821,160)    (1,488,951)        (184,049)        (420,210)        (77,895)       (204,876)
---------------   -------------   -------------  -------------    -------------    -------------   -------------   -------------



    187,229,216     444,624,390       2,017,518             --       30,989,354       85,357,150       3,781,127       6,285,743
   (103,006,309)   (436,818,095)    (18,268,868)   (61,376,060)     (38,827,894)    (112,529,279)     (6,204,160)     (2,486,580)
---------------   -------------   -------------  -------------    -------------    -------------   -------------   -------------


     84,222,907       7,806,295     (16,251,350)   (61,376,060)      (7,838,540)     (27,172,129)     (2,423,033)      3,799,163
---------------   -------------   -------------  -------------    -------------    -------------   -------------   -------------


     47,325,434     (50,337,047)    (11,484,056)   (97,064,481)      (6,260,771)     (32,887,904)     (1,346,162)      2,655,403


    346,556,388     396,893,435      79,287,342    176,351,823       55,542,680       88,430,584      12,634,177       9,978,774
---------------   -------------   -------------  -------------    -------------    -------------   -------------   -------------

$   393,881,822   $ 346,556,388   $  67,803,286  $  79,287,342    $  49,281,909    $  55,542,680   $  11,288,015   $  12,634,177
===============   =============   =============  =============    =============    =============   =============   =============



$       (82,554)  $      83,767   $      83,664  $          --    $     (80,307)   $     (24,835)  $       3,282   $       1,117
===============   =============   =============  =============    =============    =============   =============   =============



     19,050,002      20,250,002       4,350,002      7,050,002        4,489,982        6,539,982         550,002         400,002
     10,850,000      20,550,000         100,000             --        2,250,000        6,100,000         150,000         250,000
     (5,900,000)    (21,750,000)       (900,000)    (2,700,000)      (2,850,000)      (8,150,000)       (250,000)       (100,000)
---------------   -------------   -------------  -------------    -------------    -------------   -------------   -------------

     24,000,002      19,050,002       3,550,002      4,350,002        3,889,982        4,489,982         450,002         550,002
===============   =============   =============  =============    =============    =============   =============   =============


                       See Notes to Financial Statements                 Page 95

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

                                          For the Six    For the        For the        For the        For the        For the
                                          Months Ended   Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          June 30, 2012  December 31,   December 31,   December 31,   December 31,   December 31,
                                         (Unaudited)     2011           2010           2009           2008           2007
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    20.09     $    22.17     $    17.70     $    14.74     $    22.35     $    23.92
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                     0.08           0.10           0.09           0.09           0.17           0.16
Net realized and unrealized gain (loss)          1.21          (2.02)          4.46           2.97          (7.60)         (1.60)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                 1.29          (1.92)          4.55           3.06          (7.43)         (1.44)
                                           ----------     ----------     ----------     ----------     ----------     ----------

Distributions paid to shareholders from:
Net investment income                           (0.06)         (0.16)         (0.08)         (0.10)         (0.17)         (0.13)
Return of capital                                  --             --             --          (0.00) (a)     (0.01)            --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.06)         (0.16)         (0.08)         (0.10)         (0.18)         (0.13)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    21.32     $    20.09     $    22.17     $    17.70     $    14.74     $    22.35
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                 6.44%         (8.69)%        25.77%         20.85%        (33.33)%        (6.02)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   44,886     $   52,328     $  153,050     $   18,679     $   14,077     $   17,993
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                        0.75%(c)       0.71%          0.86%          0.94%          1.05%         1.35%
Ratio of net expenses to average net assets      0.60%(c)       0.60%          0.60%          0.60%          0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                            0.73%(c)       0.40%          0.94%          0.69%          0.79%         0.58%
Portfolio turnover rate (d)                         7%            59%            86%            86%            85%           11%

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND


                                          For the Six    For the        For the        For the        For the        For the
                                          Months Ended   Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          June 30, 2012  December 31,   December 31,   December 31,   December 31,   December 31,
                                         (Unaudited)     2011           2010           2009           2008           2007
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    17.57     $    15.92     $    14.27     $    13.09     $    20.20     $    23.51
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                     0.32           0.61           0.57           0.56           0.83           0.92
Net realized and unrealized gain (loss)          1.12           1.65           1.66           1.19          (7.13)         (3.35)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                 1.44           2.26           2.23           1.75          (6.30)         (2.43)
                                           ----------     ----------     ----------     ----------     ----------     ----------

Distributions paid to shareholders from:
Net investment income                          (0.32)          (0.61)         (0.58)         (0.57)         (0.81)         (0.88)
Return of capital                                  --             --          (0.00) (a)        --             --             --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.32)         (0.61)         (0.58)         (0.57)         (0.81)         (0.88)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    18.69     $    17.57     $    15.92     $    14.27     $    13.09     $    20.20
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                 8.27%         14.44%         16.05%         14.24%        (31.71)%       (10.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  569,114     $  447,030     $  143,294     $   48,505     $   43,196     $   64,650
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                        0.51% (c)      0.56%          0.66%          0.79%          0.72%          0.68%
Ratio of net expenses to average net assets      0.45% (c)      0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income (loss) to
   average net assets                            3.82% (c)      3.98%          4.22%          4.64%          5.07%          3.87%
Portfolio turnover rate (d)                        22%            27%            30%            81%            56%             9%


(a) Amount represents less than $0.01 per share.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
    Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 96            See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST US IPO INDEX FUND

                                          For the Six    For the        For the        For the        For the        For the
                                          Months Ended   Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          June 30, 2012  December 31,   December 31,   December 31,   December 31,   December 31,
                                         (Unaudited)     2011           2010           2009           2008           2007
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    23.99     $    23.51     $    20.08     $    14.09     $    25.36     $    22.20
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                     0.11           0.18           0.20           0.59           0.15           0.05
Net realized and unrealized gain (loss)          3.14           0.55           3.45           5.72         (11.27)          3.17
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                 3.25           0.73           3.65           6.31         (11.12)          3.22
                                           ----------     ----------     ----------     ----------     ----------     ----------

Distributions paid to shareholders from:
Net investment income                           (0.11)         (0.25)         (0.22)         (0.32)         (0.14)         (0.06)
Return of capital                                  --             --             --             --          (0.01)            --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.11)         (0.25)         (0.22)         (0.32)         (0.15)         (0.06)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    27.13     $    23.99     $    23.51     $    20.08     $    14.09     $    25.36
                                           ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN (a)                                13.54%          3.11%         18.28%         44.93%        (43.88)%        14.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   17,635     $   15,594     $   15,283     $   11,043     $    8,454     $   26,633
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                        1.04% (b)      1.01%          1.32%          1.34%          1.02%          1.06%
Ratio of net expenses to average net assets      0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            0.86% (b)      0.70%          1.28%          3.59%          0.50%          0.24%
Portfolio turnover rate (c)                        27%            44%            43%            30%            62%            11%

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND


                                          For the Six    For the        For the        For the        For the        For the
                                          Months Ended   Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          June 30, 2012  December 31,   December 31,   December 31,   December 31,   December 31,
                                         (Unaudited)     2011           2010           2009           2008           2007
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    22.98     $    23.74     $    19.69     $    12.37     $    22.08     $    20.12
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                     0.06           0.05           0.15           0.05           0.00 (d)      (0.02)
Net realized and unrealized gain (loss)          2.05          (0.70)          4.02           7.32          (9.70)          1.98
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                 2.11          (0.65)          4.17           7.37          (9.70)          1.96
                                           ----------     ----------     ----------     ----------     ----------     ----------

Distributions paid to shareholders from:
Net investment income                           (0.06)         (0.11)         (0.12)         (0.05)         (0.00) (d)        --
Return of capital                                  --             --             --            --           (0.01)            --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.06)         (0.11)         (0.12)         (0.05)         (0.01)            --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    25.03     $    22.98     $    23.74     $    19.69     $    12.37     $    22.08
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                 9.18%         (2.77)%        21.25%         59.54%        (43.96)%         9.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   85,090     $   73,539     $   75,955     $   40,369     $   14,848     $   30,911
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                        0.67% (b)      0.68%          0.75%          0.67%          0.88%          0.95%
Ratio of net expenses to average net assets      0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            0.46% (b)      0.23%          0.79%          0.35%          0.01%         (0.08)%
Portfolio turnover rate (c)                        12%            27%            24%            36%            39%            15%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
    Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(b) Annualized.
(c) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements                 Page 97

First Trust Exchange-Traded Fund

Financial Highlights
For a Share outstanding throughout each period

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND


                                          For the Six    For the        For the        For the        For the        For the
                                          Months Ended   Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          June 30, 2012  December 31,   December 31,   December 31,   December 31,   December 31,
                                         (Unaudited)     2011           2010           2009           2008           2007
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    24.14     $  25.69       $    21.16     $    11.77     $    21.50     $    19.97
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                     0.08         0.00 (a) (b)     0.10           0.01             --          (0.03)
Net realized and unrealized gain (loss)          1.02        (1.47)            4.53           9.39          (9.73)          1.56
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                 1.10        (1.47)            4.63           9.40          (9.73)          1.53
                                           ----------     ----------     ----------     ----------     ----------     ----------

Distributions paid to shareholders from:
Net investment income                              --        (0.08)           (0.10)         (0.01)            --             --
Return of capital                                  --           --               --          (0.00) (b)        --             --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                                --        (0.08)           (0.10)         (0.01)            --             --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $   25.24      $  24.14       $    25.69     $    21.16     $    11.77     $    21.50
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c)                                 4.56%       (5.75)%          21.92%         79.89%        (45.26)%         7.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  137,571     $149,660       $  453,416     $   86,766     $    9,414     $   23,652
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                        0.64% (d)    0.63%            0.70%          0.67%          0.88%          0.92%
Ratio of net expenses to average net assets      0.60% (d)    0.60%            0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            0.52% (d)   (0.02)%           0.71%          0.16%         (0.01)%        (0.16)%
Portfolio turnover rate (e)                         8%          21%              26%            35%            33%            10%

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

                                          For the Six
                                          Months Ended   For the        For the        For the        For the        For the
                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          June 30, 2012  December 31,   December 31,   December 31,   December 31,   December 31,
                                          (Unaudited)    2011           2010           2009           2008           2007
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    32.68     $     39.07    $    28.54     $    19.70     $    24.41     $    23.55
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                    (0.10)         (0.30)         (0.17)         (0.16)          0.18          (0.10)
Net realized and unrealized gain (loss)         11.27          (6.09)         10.70           9.00          (4.62)          0.96
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                11.17          (6.39)         10.53           8.84          (4.44)          0.86
                                           ----------     ----------     ----------     ----------     ----------     ----------

Distributions paid to shareholders from:
Net investment income                              --             --             --             --          (0.18)            --
Return of capital                                  --             --             --             --          (0.09)            --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                                --             --             --             --          (0.27)            --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    43.85     $    32.68     $    39.07     $    28.54     $    19.70     $    24.41
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c)                                34.18%        (16.36)%        36.90%         44.87%        (18.33)%         3.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  249,955     $  183,030     $  201,220     $   67,068     $   59,097     $   73,241
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                        0.62% (d)      0.61%          0.66%          0.72%          0.72%          0.73%
Ratio of net expenses to average net assets      0.60% (d)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           (0.50)% (d)    (0.54%)        (0.60)%        (0.60)%         0.67%         (0.60)%
Portfolio turnover rate (e)                        13%            44%            35%            44%            38%            11%

(a) Per share amounts have been calculated using the average share method.
(b) Amount represents less than $0.01 per share
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
    Total return calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 98                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND


                                          For the Six    For the        For the        For the        For the        For the
                                          Months Ended   Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          June 30, 2012  December 31,   December 31,   December 31,   December 31,   December 31,
                                         (Unaudited)     2011           2010           2009           2008           2007
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    32.28     $    34.27     $    25.11     $    14.01     $    25.09     $    22.57
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                    (0.07)         (0.10)          0.04          (0.05)          0.05          (0.16)
Net realized and unrealized gain (loss)          3.12          (1.87)          9.16          11.15         (11.08)          2.68
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                 3.05          (1.97)          9.20          11.10         (11.03)          2.52
                                           ----------     ----------     ----------     ----------     ----------     ----------

Distributions paid to shareholders from:
Net investment income                              --          (0.02)         (0.04)            --          (0.05)            --
Return of capital                                  --             --             --             --          (0.00) (a)        --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                                --          (0.02)         (0.04)            --          (0.05)            --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    35.33     $    32.28     $    34.27     $    25.11     $    14.01     $    25.09
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                 9.45%         (5.74)%        36.63%         79.23%        (44.02)%        11.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  436,288     $  519,683     $  589,480     $   86,615     $   14,708     $   36,386
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                        0.60% (c)      0.60%          0.66%          0.73%          0.82%          0.70%
Ratio of net expenses to average net assets      0.60% (c)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           (0.34)% (c)    (0.25)%         0.26%         (0.46)%         0.21%         (0.42)%
Portfolio turnover rate (d)                        14%            18%            16%            35%            44%             6%

FIRST TRUST STRATEGIC VALUE INDEX FUND


                                          For the Six    For the        For the        For the        For the        For the
                                          Months Ended   Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          June 30, 2012  December 31,   December 31,   December 31,   December 31,   December 31,
                                          (Unaudited)    2011           2010           2009           2008           2007
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    21.82     $    22.90     $    20.47     $    14.90     $    24.12     $    22.06
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                     0.17           0.35           0.39           0.28           0.28           0.20
Net realized and unrealized gain (loss)          1.02          (1.01)          2.44           5.57          (9.22)          2.07
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                 1.19          (0.66)          2.83           5.85          (8.94)          2.27
                                           ----------     ----------     ----------     ----------     ----------     ----------

Distributions paid to shareholders from:
Net investment income                           (0.15)         (0.42)         (0.40)         (0.28)         (0.28)         (0.21)
Return of capital                                  --             --          (0.00) (a)        --             --             --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.15)         (0.42)         (0.40)         (0.28)         (0.28)         (0.21)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    22.86     $    21.82     $    22.90     $    20.47     $    14.90     $    24.12
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                 5.43%         (2.94)%        14.04%         39.43%        (37.23)%        10.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   30,856     $   31,643     $   36,633     $   51,164     $   35,762     $   61,518
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                        0.82% (c)      0.82%          0.86%          0.87%          0.72%          1.12%
Ratio of net expenses to average net assets      0.65% (c)      0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income (loss) to
   average net assets                            1.35% (c)      1.51%          1.58%          1.57%          1.31%          1.09%
Portfolio turnover rate (d)                        47%           114%           197%           171%           157%            10%

(a) Amount represents less than $0.01 per share.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
    Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                 Page 99

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND


                                          For the Six      For the        For the       For the       For the         For the
                                          Months Ended     Year Ended     Year Ended    Year Ended    Year Ended      Year Ended
                                          June 30, 2012    December 31,   December 31,  December 31,  December 31,    December 31,
                                         (Unaudited)       2011           2010          2009          2008            2007
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    18.16     $    20.30     $    17.21     $    12.98     $    20.45     $    19.78
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                     0.11           0.21           0.29           0.18           0.25           0.24
Net realized and unrealized gain (loss)          0.21          (2.14)          3.09           4.23          (7.47)          0.68
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                 0.32          (1.93)          3.38           4.41          (7.22)          0.92
                                           ----------     ----------     ----------     ----------     ----------     ----------

Distributions paid to shareholders from:
Net investment income                           (0.12)         (0.21)         (0.29)         (0.18)         (0.25)         (0.25)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    18.36     $    18.16     $    20.30     $    17.21     $    12.98     $    20.45
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                 1.74%         (9.56)%        19.85%         34.15%        (35.45)%         4.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  3,673     $    6,357     $    7,106     $    6,885     $    5,841     $   13,291
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                        1.60% (b)      1.39%          1.35%          1.24%          1.14%          1.36%
Ratio of net expenses to average net assets      0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            1.23% (b)      1.05%          1.29%          1.24%          1.29%          1.04%
Portfolio turnover rate (c)                       104%           184%           205%           191%           120%            43%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
    Total returns calculated for a period of less than one year are not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(b) Annualized.
(c) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 100               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

                                          For the Six    For the        For the        For the        For the        For the
                                          Months Ended   Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          June 30, 2012  December 31    December 31,   December 31,   December 31,   December 31,
                                          (Unaudited)    2011           2010           2009           2008           2007
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    16.01     $    15.08     $    13.37     $    11.55     $    15.75     $    16.77
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                     0.25           0.42           0.41 (a)       0.38           0.45           0.44
Net realized and unrealized gain (loss)          0.76           0.93           1.71           1.82          (4.20)         (0.99)
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                 1.01           1.35           2.12           2.20          (3.75)         (0.55)
                                           ----------     ----------     ----------     ----------     ----------     ----------

Distributions paid to shareholders from:
Net investment income                           (0.22)         (0.42)         (0.40)         (0.38)         (0.45)         (0.47)
Return of capital                                  --             --          (0.01)            --             --             --
                                           ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.22)         (0.42)         (0.41)         (0.38)         (0.45)         (0.47)
                                           ----------     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period             $    16.80     $    16.01     $    15.08     $    13.37     $    11.55     $    15.75
                                           ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                 6.33%          9.03%         16.08%         19.58%        (24.17)%        (3.42)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  461,024     $  366,399     $  218,510     $  153,618     $  115,403     $  180,153
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                        0.78% (c)      0.79%          0.84%          0.80%          0.84%          0.85%
Ratio of net expenses to average net assets      0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            3.13% (c)      2.84%          2.94%          3.30%          3.20%          2.37%
Portfolio turnover rate (d)                        27%            53%            55%           101%           109%             5%

(a) Per share amounts have been calculated using the average share method.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
    Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                Page 101

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

                                                                                                               For the Period
                                         For the Six   For the       For the       For the       For the       February 8, 2007 (a)
                                         Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    through
                                         June 30, 2012 December 31,  December 31,  December 31,  December 31,  December 31,
                                        (Unaudited)    2011          2010          2009          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period      $    20.80    $    21.10    $    17.63    $    12.05    $    21.19    $    20.00
                                          ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
Net investment income (loss)                    0.05          0.06          0.17          0.05          0.01         (0.01)
Net realized and unrealized gain (loss)         2.61         (0.28)         3.46          5.58         (9.14)         1.20
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                2.66         (0.22)         3.63          5.63         (9.13)         1.19
                                          ----------    ----------    ----------    ----------    ----------    ----------

Distributions paid to shareholders from:
Net investment income                          (0.05)        (0.08)        (0.16)        (0.05)        (0.01)           --
Return of capital                                 --            --            --         (0.00) (b)    (0.00) (b)       --
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total distributions                            (0.05)        (0.08)        (0.16)        (0.05)        (0.01)           --
                                          ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, end of period            $    23.41    $    20.80    $    21.10    $    17.63    $    12.05    $    21.19
                                          ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (c)                               12.77%        (1.08)%       20.64%        46.74%       (43.09)%        5.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   38,627    $   30,157    $   22,151    $   10,579    $    7,232    $     2,119
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                       0.74% (d)     0.78%         0.94%         1.28%         1.86%         2.61% (d)
Ratio of net expenses to average net assets     0.60% (d)     0.60%         0.60%         0.60%         0.60%         0.60% (d)
Ratio of net investment income (loss) to
   average net assets                           0.36% (d)     0.31%         1.02%         0.48%         0.03%        (0.04)% (d)
Portfolio turnover rate (e)                       14%           37%           19%           43%           67%           27%

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

                                                                                                               For the Period
                                         For the Six   For the       For the       For the       For the       February 8, 2007 (a)
                                         Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    through
                                         June 30, 2012 December 31,  December 31,  December 31,  December 31,  December 31,
                                        (Unaudited)    2011          2010          2009          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period      $     9.65    $    16.42    $    16.09    $    11.19    $    30.86    $    20.00
                                          ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
Net investment income (loss)                    0.04         (0.03)        (0.01)        (0.02)        (0.04)        (0.04)
Net realized and unrealized gain (loss)        (0.35)        (6.74)         0.34          4.92        (19.63)        10.90
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                0.31         (6.77)         0.33          4.90        (19.67)        10.86
                                          ----------    ----------    ----------    ----------    ----------    ----------

Net asset value, end of period            $     9.34    $     9.65    $    16.42    $    16.09    $    11.19    $    30.86
                                          ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (c)                               (3.21)%      (41.23)%        2.05%        43.79%       (63.74)%       54.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   15,873    $   20,740    $   36,120    $   43,449    $   23,504    $   50,913
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                       0.91% (d)     0.77%         0.78%         0.81%         0.83%         1.00% (d)
Ratio of net expenses to average net assets     0.60% (d)     0.60%         0.60%         0.60%         0.60%         0.60% (d)
Ratio of net investment income (loss) to
   average net assets                           0.77% (d)    (0.18)%       (0.07)%       (0.12)%       (0.21)%       (0.33)% (d)
Portfolio turnover rate (e)                        7%           22%           22%           40%           32%            4%

(a) Inception date.
(b) Amount represents less than $0.01 per share.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
    Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 102                See Notes to Financial Statements

First Trust Exchange-Traded Fund

Financial Highlights
For a Share outstanding throughout each period

FIRST TRUST S&P REIT INDEX FUND

                                                                                                               For the Period
                                         For the Six   For the       For the       For the       For the       May 8, 2007 (a)
                                         Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    through
                                         June 30, 2012 December 31,  December 31,  December 31,  December 31,  December 31,
                                         (Unaudited)   2011          2010          2009          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period      $    15.47    $    14.65    $    11.72    $     9.43    $    15.81    $    20.00
                                          ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
Net investment income (loss)                    0.28          0.28          0.29          0.25          0.31          0.32(b)
Net realized and unrealized gain (loss)         1.98          0.88          2.94          2.31         (6.38)        (4.13)
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                2.26          1.16          3.23          2.56         (6.07)        (3.81)
                                          ----------    ----------    ----------    ----------    ----------    ----------

Distributions paid to shareholders from:
Net investment income                          (0.17)        (0.34)        (0.30)        (0.25)        (0.31)        (0.38)
Return of capital                                 --            --            --         (0.02)           --            --
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total distributions                            (0.17)        (0.34)        (0.30)        (0.27)        (0.31)        (0.38)
                                          ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period            $    17.56    $    15.47    $    14.65    $    11.72    $     9.43    $    15.81
                                          ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (c)                               14.64%         7.90%        27.73%        28.00%       (38.87)%      (19.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  388,057    $  324,961    $   71,066    $   21,087    $    5,187    $    1,581
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                       0.50% (d)     0.57%         0.69%         1.95%         5.30%         8.41% (d)
Ratio of net expenses to average net assets     0.50% (d)     0.50%         0.50%         0.50%         0.50%         0.50% (d)
Ratio of net investment income (loss) to
   average net assets                           3.13% (d)     2.03%         2.60%         3.39%         3.40%         2.73% (d)
Portfolio turnover rate (e)                        3%            9%           16%           13%           20%           25%

FIRST TRUST ISE WATER INDEX FUND

                                                                                                               For the Period
                                         For the Six   For the       For the       For the       For the       May 8, 2007 (a)
                                         Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    through
                                         June 30, 2012 December 31,  December 31,  December 31,  December 31,  December 31,
                                         (Unaudited)   2011          2010          2009          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period      $    20.71    $    22.13    $    18.66    $    15.69    $    22.38    $    20.00
                                          ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
Net investment income (loss)                    0.15          0.16          0.18          0.19          0.12          0.04
Net realized and unrealized gain (loss)         1.89         (1.39)         3.43          2.97         (6.69)         2.38
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                2.04         (1.23)         3.61          3.16         (6.57)         2.42
                                          ----------    ----------    ----------    ----------    ----------    ----------

Distributions paid to shareholders from::
Net investment income                          (0.17)        (0.19)        (0.14)        (0.19)        (0.12)        (0.04)
                                          ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period            $    22.58    $    20.71    $    22.13    $    18.66    $    15.69    $    22.38
                                          ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (c)                               9.92%         (5.62)%       19.49%        20.29%       (29.40)%       12.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   62,093    $   57,986    $  53,111     $   37,314    $   32,157    $   12,310
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                       0.63% (d)     0.64%         0.69%         0.72%         0.77%         1.68% (d)
Ratio of net expenses to average net assets     0.60% (d)     0.60%         0.60%         0.60%         0.60%         0.60% (d)
Ratio of net investment income (loss) to
   average net assets                           1.31% (d)     0.79%         0.96%         1.20%         0.76%         0.46% (d)
Portfolio turnover rate (e)                        9%           31%           38%           44%           45%            3%

(a) Inception date.
(b) Per share amounts have been calculated using the average share method.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
    Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                Page 103

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

                                                                                                               For the Period
                                         For the Six   For the       For the       For the       For the       May 8, 2007 (a)
                                         Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    through
                                         June 30, 2012 December 31,  December 31,  December 31,  December 31,  December 31, 2007
                                         (Unaudited)   2011          2010          2009          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period      $    18.19    $    19.60    $    17.52    $    11.80    $    22.31    $    20.00
                                          ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
Net investment income (loss)                    0.06 (b)      0.08          0.03          0.07          0.14          0.03
Net realized and unrealized gain (loss)        (1.78)        (1.41)         2.10          5.72        (10.51)         2.30
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations               (1.72)        (1.33)         2.13          5.79        (10.37)         2.33
                                          ----------    ----------    ----------    ----------    ----------    ----------

Distributions paid to shareholders from:
Net investment income                          (0.06)        (0.08)        (0.05)        (0.07)        (0.14)        (0.02)
Return of capital                                 --            --         (0.00) (c)    (0.00) (c)       --            --
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total distributions                            (0.06)        (0.08)        (0.05)        (0.07)        (0.14)        (0.02)
                                          ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period            $    16.41    $    18.19    $    19.60    $    17.52    $    11.80    $    22.31
                                          ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (d)                               (9.48)%       (6.85)%       12.22%        49.21%       (46.57)%       11.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  393,882    $  346,556    $  396,893    $  464,339    $   37,179    $   11,157
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                       0.62% (e)     0.63%         0.65%         0.72%         0.77%         2.36% (e)
Ratio of net expenses to average net assets     0.60% (e)     0.60%         0.60%         0.60%         0.60%         0.60% (e)
Ratio of net investment income (loss) to
   average net assets                           0.68% (e)     0.39%         0.19%         0.53%         0.77%         0.32% (e)
Portfolio turnover rate (f)                       27%           43%           93%           71%          116%            5%


FIRST TRUST ISE CHINDIA INDEX FUND
                                                                                                               For the Period
                                         For the Six   For the       For the       For the       For the       May 8, 2007 (a)
                                         Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    through
                                         June 30, 2012 December 31,  December 31,  December 31,  December 31,  December 31, 2007
                                         (Unaudited)   2011          2010          2009          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period      $    18.23    $    25.01    $    21.28    $    11.78    $    27.73    $    20.00
                                          ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
Net investment income (loss)                    0.25          0.27          0.17          0.09          0.17          0.02
Net realized and unrealized gain (loss)         0.85         (6.75)         3.73          9.50        (15.92)         7.73
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                1.10         (6.48)         3.90          9.59        (15.75)         7.75
                                          ----------    ----------    ----------    ----------    ----------    ----------

Distributions paid to shareholders from:
Net investment income                          (0.23)        (0.30)        (0.17)        (0.09)        (0.20)        (0.02)
Return of capital                                 --            --            --         (0.00) (c)    (0.00) (c)       --
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total distributions                            (0.23)        (0.30)        (0.17)        (0.09)        (0.20)        (0.02)
                                          ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period            $    19.10    $    18.23    $    25.01    $    21.28    $    11.78    $    27.73
                                          ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (d)                                6.02%       (26.02)%       18.46%        81.58%       (56.98)%       38.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   67,803    $   79,287    $  176,352    $  120,240    $   35,937    $  104,004
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                       0.73% (e)     0.66%         0.66%         0.73%         0.73%         0.82% (e)
Ratio of net expenses to average net assets     0.60% (e)     0.60%         0.60%         0.60%         0.60%         0.60% (e)
Ratio of net investment income (loss) to
   average net assets                           2.10% (e)     1.00%         0.74%         0.58%         0.90%         0.17% (e)
Portfolio turnover rate (f)                       16%           23%           34%           47%           39%            2%

(a) Inception date.
(b) Per share amounts have been calculated using the average share method.
(c) Amount represents less than $0.01 per share.
(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
    Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e) Annualized.
(f) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 104               See Notes to Financial Statements

First Trust Exchange-Traded Fund

Financial Highlights
For a Share outstanding throughout each period

First Trust Value Line(R) 100 Exchange-Traded Fund


                                         For the Six   For the       For the       For the       For the       For the
                                         Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         June 30, 2012 December 31,  December 31,  December 31,  December 31,  December 31,
                                         (Unaudited)   2011          2010          2009          2008          2007 (a)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period      $    12.37    $    13.52    $    10.44    $     9.26    $    17.91    $    15.89
                                          ----------    ----------    ----------    ----------    ----------    ----------

Income from investment operations:
Net investment income (loss)                    0.03          0.08          0.00 (b)     (0.01)        (0.02)         1.02
Net realized and unrealized gain (loss)         0.32         (1.15)         3.08          1.19         (8.63)         2.06
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                0.35         (1.07)         3.08          1.18         (8.65)         3.08
                                          ----------    ----------    ----------    ----------    ----------    ----------

Distributions paid to shareholders from:
Net investment income                          (0.05)        (0.08)           --            --            --            --
Net realized gains                                --            --            --            --            --         (1.06)
                                          ----------    ----------    ----------    ----------    ----------    ----------
Total distributions                            (0.05)        (0.08)           --            --            --         (1.06)
                                          ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period            $    12.67    $    12.37    $    13.52    $    10.44    $     9.26    $    17.91
                                          ==========    ==========    ==========    ==========    ==========    ==========
TOTAL RETURN, BASED ON
     NET ASSET VALUE (c)                        2.79%        (7.92)%       29.50%        12.74%       (48.30)%       19.91% (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   49,282    $   55,543    $   88,431    $   60,433    $   75,825    $  204,913
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                       0.85% (e)     0.82%         0.87%         0.85%         0.86%         0.89%
Ratio of net expenses to average net assets     0.70% (e)     0.70%         0.70%         0.70%         0.70%         0.83% (f)
Ratio of net investment income (loss) to
   average net assets                           0.45% (e)     0.47%         0.01%        (0.08)%       (0.11)%       (0.21)%
Portfolio turnover rate (g)                      116%          202%          266%          235%          251%          111%

(a) The Fund commenced operations on June 12, 2003. Results for periods prior to June 18,
    2007 are of First Trust Value Line(R) 100 Fund. See Reorganization History below.
(b) Amount represents less than $0.01 per share.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period.
    The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived or expenses reimbursed by the investment advisor.
(d) Prior to June 18, 2007, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of
    First Trust Value Line(R) 100 Fund. See Reorganization History below.
(e) Annualized.
(f) The annualized expense ratio is capped at 0.70%. This ratio of 0.83% includes expenses for a portion of the period prior to the reorganization of the First Trust Value Line(R)
    100 Fund.
(g) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Reorganization History:

First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund"), a closed-end fund organized as a Massachusetts business trust on April 18, 2003, reorganized with and into First Trust Value Line(R) 100 Exchange-Traded Fund ("FVL"), an exchange-traded fund and newly created series of the Trust effective Friday, June 15, 2007. The Predecessor FVL Fund ceased trading on the AMEX (now known as NYSE Amex) on Friday, June 15, 2007 and FVL began trading on the AMEX on Monday, June 18, 2007 (effective November 6, 2008, FVL began trading on NYSE Arca), under the ticker symbol "FVL," the same ticker symbol used by the Predecessor FVL Fund. The assets of the Predecessor FVL Fund were transferred to, and the liabilities of the Predecessor FVL Fund were assumed by, FVL in exchange for shares of FVL on a one share for one share basis based upon the net asset value ("NAV") of the Predecessor FVL Fund on Friday, June 15, 2007. FVL shares have been distributed to the Predecessor FVL Fund shareholders, on a tax-free basis for federal income tax purposes, and the Predecessor FVL Fund has been terminated. The historical results of the Predecessor FVL Fund survive for financial reporting purposes.

                       See Notes to Financial Statements                Page 105

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

                                                                                      For the Period
                                         For the Six    For the        For the        June 29, 2009 (a)
                                         Months Ended   Year Ended     Year Ended     through
                                         June 30, 2012  December 31,   December 31,   December 31,
                                         (Unaudited)    2011           2010           2009
                                         ------------   ------------   ------------   ------------
Net asset value, beginning of period      $    22.97     $    24.95     $    22.41     $    20.00
                                          ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income (loss)                    0.18           0.37           0.30           0.16
Net realized and unrealized gain (loss)         2.10          (1.98)          2.55           2.40
                                          ----------     ----------     ----------     ----------
Total from investment operations                2.28          (1.61)          2.85           2.56
                                          ----------     ----------     ----------     ----------

Distributions paid to shareholders from:
Net investment income                          (0.17)         (0.37)         (0.31)         (0.15)
                                          ----------     ----------     ----------     ----------
Net asset value, end of period            $    25.08     $    22.97     $    24.95     $    22.41
                                          ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                9.94%         (6.48)%        12.77%         12.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   11,288     $   12,634     $    9,979     $    5,604
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                       0.99% (c)      0.96%          1.16%          2.67% (c)
Ratio of net expenses to average net
   assets                                       0.60% (c)      0.60%          0.60%          0.60% (c)
Ratio of net investment income (loss) to
   average net assets                           1.51% (c)      1.62%          1.40%          1.92% (c)
Portfolio turnover rate (d)                        9%            29%            26%            15%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total returns calculated for a period of less than one year are not annualized. The total returns would have been lower if certain fees had not been waived or expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 106               See Notes to Financial Statements

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eighteen exchange-traded funds:

     First Trust Dow Jones Select MicroCap Index(SM) Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker "FDM")
     First Trust Morningstar Dividend Leaders(SM) Index Fund - (NYSE Arca ticker "FDL")
     First Trust US IPO Index Fund - (NYSE Arca ticker "FPX")
     First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (The NASDAQ Stock Market, Inc. ("NASDAQ") ticker "QQEW")
     First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker "QTEC")
     First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT") First Trust Dow Jones Internet Index(SM) Fund - (NYSE Arca ticker "FDN") First Trust Strategic Value Index Fund - (NYSE Arca ticker "FDV")
     First Trust Value Line(R) Equity Allocation Index Fund - (NYSE Arca ticker "FVI")
     First Trust Value Line(R) Dividend Index Fund - (NYSE Arca ticker "FVD") First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund - (NASDAQ ticker "QQXT")
     First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ ticker "QCLN")
     First Trust S&P REIT Index Fund - (NYSE Arca ticker "FRI")
     First Trust ISE Water Index Fund - (NYSE Arca ticker "FIW")
     First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca ticker "FCG") First Trust ISE Chindia Index Fund - (NYSE Arca ticker "FNI")
     First Trust Value Line(R) 100 Exchange-Traded Fund -(NYSE Arca ticker
     "FVL")
     First Trust NASDAQ(R) ABA Community Bank Index Fund - NASDAQ ticker "QABA")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on either the NYSE Arca or the NASDAQ, as indicated above. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                  INDEX
First Trust Dow Jones Select MicroCap Index(SM) Fund                  Dow Jones Select MicroCap Index(SM)
First Trust Morningstar Dividend Leaders(SM) Index Fund               Morningstar(R) Dividend Leaders(SM) Index
First Trust US IPO Index Fund                                         IPOX(R)-100 U.S. Index
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                  NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund               NASDAQ-100 Technology Sector Index(SM)
First Trust NYSE Arca Biotechnology Index Fund                        NYSE Arca Biotechnology Index(SM)
First Trust Dow Jones Internet Index(SM) Fund                         Dow Jones Internet Composite Index(SM)
First Trust Strategic Value Index Fund                                Credit Suisse U.S. Value Index, Powered by HOLT(TM)
First Trust Value Line(R) Equity Allocation Index Fund                Value Line(R) Equity Allocation Index(TM)
First Trust Value Line(R) Dividend Index Fund                         Value Line(R) Dividend Index(TM)
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund            NASDAQ-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           NASDAQ(R) Clean Edge(R) Green Energy Index
First Trust S&P REIT Index Fund                                       S&P United States REIT Index
First Trust ISE Water Index Fund                                      ISE Water Index(TM)
First Trust ISE-Revere Natural Gas Index Fund                         ISE-REVERE Natural Gas Index(TM)
First Trust ISE Chindia Index Fund                                    ISE ChIndia Index(TM)
First Trust Value Line(R) 100 Exchange-Traded Fund                    Value Line(R) 100 Index(TM)
First Trust NASDAQ(R) ABA Community Bank Index Fund                   NASDAQ OMX(R) ABA Community Bank Index(SM)



                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

       Portfolio securities listed on any exchange other than NASDAQ or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on one or more securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

       Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

       Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

          o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                 o Quoted prices for similar investments in active markets.
                 o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
                 o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks,and default rates).
                 o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
          o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2012, is included with each Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in publicly-traded master limited partnerships ("MLPs") generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments. Cumulative distributions received in excess of the Fund's cost basis in an MLP generally are recorded as capital gain.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. SECURITIES LENDING

Currently, FNI, QQEW, QQXT and QCLN lend securities representing up to 20% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. In the future, the remaining Funds may also engage in this practice. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund. Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

The tax character of distributions paid by each Fund during the year ended
  December 31, 2011 was as follows:

                                                                                              Distributions       Distributions
                                                                     Distributions paid           paid                paid
                                                                        from Ordinary         from Capital         from Return
                                                                           Income                 Gains             of Capital
                                                                      -----------------     ----------------    ----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                    $    610,163            $      --            $      --
First Trust Morningstar Dividend Leaders(SM) Index Fund                    8,577,026                   --                   --
First Trust US IPO Index Fund                                                175,526                   --                   --
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                         367,180                   --                   --
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                    1,713,900                   --                   --
First Trust NYSE Arca Biotechnology Index Fund                                    --                   --                   --
First Trust Dow Jones Internet Index(SM) Fund                                412,275                   --                   --
First Trust Strategic Value Index Fund                                       660,711                   --                   --
First Trust Value Line(R) Equity Allocation Index Fund                        72,485                   --                   --
First Trust Value Line(R) Dividend Index Fund                              7,975,414                   --                   --
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                   104,225                   --                   --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                       --                   --                   --
First Trust S&P REIT Index Fund                                            4,049,501                   --                   --
First Trust ISE Water Index Fund                                             554,561                   --                   --
First Trust ISE-Revere Natural Gas Index Fund                              1,845,855                   --                   --
First Trust ISE Chindia Index Fund                                         1,488,951                   --                   --
First Trust Value Line(R) 100 Exchange-Traded Fund                           420,210                   --                   --
First Trust NASDAQ(R) ABA Community Bank Index Fund                          204,876                   --                   --


As of December 31, 2011, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                            Accumulated
                                                                        Undistributed       Capital and        Net Unrealized
                                                                          Ordinary             Other            Appreciation
                                                                           Income           Gain (Loss)        (Depreciation)
                                                                        -------------     ----------------    ----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                      $      --         $ (22,749,366)     $    3,327,339
First Trust Morningstar Dividend Leaders(SM) Index Fund                          --           (33,027,124)         27,538,485
First Trust US IPO Index Fund                                                    --            (5,789,831)            614,234
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                             --            (8,642,605)         (8,033,415)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                          --            (8,355,292)        (24,508,830)
First Trust NYSE Arca Biotechnology Index Fund                                   --            (9,399,572)        (97,648,527)
First Trust Dow Jones Internet Index(SM) Fund                                    --           (15,150,090)        (61,725,513)
First Trust Strategic Value Index Fund                                           --           (25,725,165)           (679,020)
First Trust Value Line(R) Equity Allocation Index Fund                        1,170            (5,891,659)            195,298
First Trust Value Line(R) Dividend Index Fund                                    --           (47,056,297)         27,297,872
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                       --            (2,159,299)         (1,061,002)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                      --           (22,413,411)        (14,660,202)
First Trust S&P REIT Index Fund                                                  --                    --         (19,798,405)
First Trust ISE Water Index Fund                                             15,568            (9,424,196)         (3,806,186)
First Trust ISE-Revere Natural Gas Index Fund                                83,767           (86,812,204)        (67,206,689)
First Trust ISE Chindia Index Fund                                               --           (41,812,406)        (15,592,589)
First Trust Value Line(R) 100 Exchange-Traded Fund                           14,386           (91,553,928)          1,308,016
First Trust NASDAQ(R) ABA Community Bank Index Fund                           1,117              (635,712)           (731,928)


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98.2% of its taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2008, 2009, 2010 and 2011 remain open to federal and state audit. As of June 30, 2012, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2011, the Fund had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the table below. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.


                                  Capital     Capital     Capital     Capital      Capital      Capital
                                   Loss        Loss        Loss        Loss         Loss         Loss         Post-        Total
                                 Available   Available   Available   Available    Available    Available   Effective -    Capital
                                  Through     Through     Through     Through      Through      Through        No          Loss
                                   2013        2014        2015        2016         2017         2018      Expiration    Available
                                 ---------  -----------  ----------  -----------  -----------  -----------  -----------  -----------
First Trust Dow Jones Select
   MicroCap Index(SM) Fund       $      --  $ 1,604,481  $  910,503  $   902,807  $ 3,227,616  $ 5,096,533  $11,007,426  $22,749,366
First Trust Morningstar Dividend
   Leaders(SM) Index Fund           52,755      202,279     198,670   14,962,284   16,831,977      473,435      305,724   33,027,124
First Trust US IPO Index Fund           --      303,759     740,683    2,682,788    1,127,563       65,058      869,980    5,789,831
First Trust NASDAQ-100 Equal
   Weighted Index(SM) Fund              --           --      54,385    1,957,170    4,681,103           --    1,949,947    8,642,605
First Trust NASDAQ-100-Technology
   Sector Index(SM) Fund                --           --     311,155    1,421,664    2,016,911           --    4,605,562    8,355,292
First Trust NYSE Arca
   Biotechnology Index Fund             --           --          --    2,061,136    5,787,577    1,039,054      511,805    9,399,572
First Trust Dow Jones
   Internet Index(SM) Fund              --           --          --    6,295,170    1,163,966           --    7,690,954   15,150,090
First Trust Strategic Value
   Index Fund                           --       45,432     831,336   11,401,861   11,336,270    1,367,556      742,710   25,725,165
First Trust Value Line(R) Equity
   Allocation Index Fund                --           --   1,392,919    1,168,041    2,421,122           --      909,577    5,891,659
First Trust Value Line(R)
   Dividend Index Fund                  --           --   4,488,019   21,855,796   19,646,203      437,987      628,292   47,056,297
First Trust NASDAQ-100 Ex-
   Technology Sector Index(SM)
   Fund                                 --           --       7,779      143,597    1,051,894       80,899      875,130    2,159,299
First Trust NASDAQ(R) Clean
   Edge(R) Green Energy Index
   Fund                                 --           --     141,332    4,246,707    7,483,633    5,884,801    4,656,938   22,413,411
First Trust S&P REIT Index Fund         --           --          --           --          --            --           --           --
First Trust ISE Water Index Fund        --           --         592      318,246    5,768,328    2,198,674    1,138,356    9,424,196
First Trust ISE-Revere Natural
   Gas Index Fund                       --           --       5,274    7,264,703   32,569,413   40,089,981    6,882,833   86,812,204
First Trust ISE Chindia Index
   Fund                                 --           --          --   11,116,593   11,686,955    7,245,147   11,763,711   41,812,406
First Trust Value Line(R) 100
   Exchange-Traded Fund                 --           --   1,905,072   47,805,834   29,477,928           --   12,365,094   91,553,928
First Trust NASDAQ(R) ABA
   Community Bank Index Fund            --           --          --           --        4,787      116,604      514,321      635,712

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

F. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund. First Trust Advisors L.P. ("First Trust" or the "Advisor") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                            LICENSOR
First Trust Dow Jones Select MicroCap Index(SM) Fund            Dow Jones & Company, Inc.
First Trust Morningstar Dividend Leaders(SM) Index Fund         Morningstar, Inc. First
Trust US IPO Index Fund                                         IPOX Schuster LLC
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund            The NASDAQ Stock Market, Inc.
First Trust NASDAQ-100-Technology Sector Index(SM) Fund         The NASDAQ Stock Market, Inc.
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Euronext
First Trust Dow Jones Internet Index(SM) Fund                   Dow Jones & Company, Inc.
First Trust Strategic Value Index Fund                          Credit Suisse Securities (USA) LLC and Credit Suisse Group AG
First Trust Value Line(R) Equity Allocation Index Fund          Value Line Publishing, Inc.(R)
First Trust Value Line(R) Dividend Index Fund                   Value Line Publishing, Inc.(R)
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund      The NASDAQ Stock Market, Inc.
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     The NASDAQ Stock Market, Inc. /Clean Edge(R), Inc.
First Trust S&P REIT Index Fund                                 Standard & Poor's
First Trust ISE Water Index Fund                                International Securities Exchange, LLC
First Trust ISE-Revere Natural Gas Index Fund                   International Securities Exchange, LLC
First Trust ISE Chindia Index Fund                              International Securities Exchange, LLC
First Trust Value Line(R) 100 Exchange-Traded Fund              Value Line Publishing, Inc.(R)
First Trust NASDAQ(R) ABA Community Bank Index Fund             The NASDAQ Stock Market, Inc.


The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain other services necessary for the management of the Funds.

For these services, First Trust is entitled to receive monthly fees from each Fund calculated at the following annual rates:


                                                                                  % of Average
                                                                                Daily Net Assets
                                                                                ----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                 0.50%
First Trust Morningstar Dividend Leaders(SM) Index Fund                              0.30%
First Trust US IPO Index Fund                                                        0.40%
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                 0.40%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                              0.40%
First Trust NYSE Arca Biotechnology Index Fund                                       0.40%
First Trust Dow Jones Internet Index(SM) Fund                                        0.40%
First Trust Strategic Value Index Fund                                               0.50%
First Trust Value Line(R) Equity Allocation Index Fund                               0.50%
First Trust Value Line(R) Dividend Index Fund                                        0.50%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                           0.40%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          0.40%
First Trust S&P REIT Index Fund                                                      0.30%
First Trust ISE Water Index Fund                                                     0.40%
First Trust ISE-Revere Natural Gas Index Fund                                        0.40%
First Trust ISE Chindia Index Fund                                                   0.40%
First Trust Value Line(R) 100 Exchange-Traded Fund                                   0.50%
First Trust NASDAQ(R) ABA Community Bank Index Fund                                  0.40%


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least April 30, 2013.


                                                                                   Expense Cap
                                                                                ----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                 0.60%
First Trust Morningstar Dividend Leaders(SM) Index Fund                              0.45%
First Trust US IPO Index Fund                                                        0.60%
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                 0.60%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                              0.60%
First Trust NYSE Arca Biotechnology Index Fund                                       0.60%
First Trust Dow Jones Internet Index(SM) Fund                                        0.60%
First Trust Strategic Value Index Fund                                               0.65%
First Trust Value Line(R) Equity Allocation Index Fund                               0.70%
First Trust Value Line(R) Dividend Index Fund                                        0.70%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                           0.60%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          0.60%
First Trust S&P REIT Index Fund                                                      0.50%
First Trust ISE Water Index Fund                                                     0.60%
First Trust ISE-Revere Natural Gas Index Fund                                        0.60%
First Trust ISE Chindia Index Fund                                                   0.60%
First Trust Value Line(R) 100 Exchange-Traded Fund                                   0.70%
First Trust NASDAQ(R) ABA Community Bank Index Fund                                  0.60%


Expenses reimbursed and fees waived by First Trust under the Expense Reimbursement, Fee Waiver and Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended June 30, 2012 and the expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows:


                                                                             Expenses Borne by Advisor Subject to Recovery
                                                                       ---------------------------------------------------------
                                                                        Period      Period        Year       Period
                                                Advisory     Expense     Ended       Ended        Ended       Ended
                                                  Fee         Reim-    December    December     December      June
                                                Waivers     bursement  31, 2009    31, 2010     31, 2011    30, 2012     Total
                                               ---------    ---------  ---------  ---------    ---------    --------   ---------
First Trust Dow Jones Select MicroCap
      Index(SM) Fund                           $  39,901    $      --   $ 11,619  $ 127,967    $ 117,235    $ 39,901   $ 296,722
First Trust Morningstar Dividend Leaders(SM)
     Index Fund                                  146,164           --     59,508    147,279      226,674     146,164     579,625
First Trust US IPO Index Fund                     33,889        3,614     21,903     83,357       73,773      37,503     216,536
First Trust NASDAQ-100 Equal Weighted
     Index(SM) Fund                               29,659           --     10,103     79,793       65,568      29,659     185,123
First Trust NASDAQ-100-Technology Sector
     Index(SM) Fund                               31,008           --     21,212    206,140      114,729      31,008     373,089
First Trust NYSE Arca Biotechnology Index Fund    18,981           --     16,691     95,610       43,660      18,981     174,942
First Trust Dow Jones Internet Index(SM) Fund         --           --          --    19,967           --          --      19,967
First Trust Strategic Value Index Fund            28,354           --     30,727     83,712       61,430      28,354     204,223
First Trust Value Line(R) Equity Allocation
     Index Fund                                   16,261       12,904     11,245     50,388       47,073      29,165     137,871
First Trust Value Line(R) Dividend Index Fund    168,945           --     65,213    228,962      249,861     168,945     712,981
First Trust NASDAQ-100 Ex-Technology Sector
     Index(SM) Fund                               24,210           --     26,515     57,769       50,938      24,210     159,432
First Trust NASDAQ(R) Clean Edge(R) Green
     Energy Index Fund                            28,773           --     39,305     66,287       54,545      28,773     188,910
First Trust S&P REIT Index Fund                       --           --     42,321     99,014      130,777          --     272,112
First Trust ISE Water Index Fund                   9,153           --     10,531     39,351       25,829       9,153      84,864
First Trust ISE-Revere Natural Gas Index Fund     34,820           --    153,102    212,049      139,394      34,820     539,365

                                                                       (continued on next page)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

                                                                             Expenses Borne by Advisor Subject to Recovery
                                                                       ---------------------------------------------------------
                                                                        Period      Period        Year       Period
                                                Advisory     Expense     Ended       Ended        Ended       Ended
                                                  Fee         Reim-    December    December     December      June
                                                Waivers     bursement  31, 2009    31, 2010     31, 2011    30, 2012     Total
                                               ---------    ---------  ---------  ---------    ---------    --------   ---------
First Trust ISE Chindia Index Fund             $  55,850    $      --  $  40,449  $  83,567    $  76,490    $ 55,850    $256,356
First Trust Value Line(R) 100 Exchange
     Traded Fund                                  43,513           --     22,901    107,626       99,646      43,513     273,686
First Trust NASDAQ(R) ABA Community Bank
     Index Fund                                   20,893           --     44,294     44,800       45,663      20,893     155,650


The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for performing transfer agency services for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Trust. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Trust and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Trust for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2012, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions,were as follows:


                                                                                        Purchases              Sales
                                                                                   ------------------   ------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                 $   3,817,742        $   3,780,764
First Trust Morningstar Dividend Leaders(SM) Index Fund                                105,632,439          105,504,986
First Trust US IPO Index Fund                                                            4,519,432            4,513,958
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                    10,403,376           10,322,255
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                 13,590,692           13,179,050
First Trust NYSE Arca Biotechnology Index Fund                                          31,468,620           30,756,099
First Trust Dow Jones Internet Index(SM) Fund                                           73,208,061           74,047,037
First Trust Strategic Value Index Fund                                                  15,367,266           15,201,931
First Trust Value Line(R) Equity Allocation Index Fund                                   6,435,107            6,443,001
First Trust Value Line(R) Dividend Index Fund                                          114,987,238          114,363,560
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                               4,806,775            4,790,974
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                              1,382,761            1,330,482
First Trust S&P REIT Index Fund                                                         12,397,775           10,068,421
First Trust ISE Water Index Fund                                                         5,707,618            5,858,243
First Trust ISE-Revere Natural Gas Index Fund                                           97,787,202           98,178,566
First Trust ISE Chindia Index Fund                                                      13,130,200           13,563,486
First Trust Value Line(R) 100 Exchange-Traded Fund                                      65,053,241           64,992,808
First Trust NASDAQ(R) ABA Community Bank Index Fund                                        965,437              962,574


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

For the six months ended June 30, 2012, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                        Purchases              Sales
                                                                                   ------------------   ------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                 $          --        $  10,498,247
First Trust Morningstar Dividend Leaders(SM) Index Fund                                241,819,784          152,199,023
First Trust US IPO Index Fund                                                            5,490,009            5,373,856
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                    36,788,909           31,066,755
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                 16,551,771           34,846,985
First Trust NYSE Arca Biotechnology Index Fund                                          72,802,490           66,425,529
First Trust Dow Jones Internet Index(SM) Fund                                           61,663,351          187,285,703
First Trust Strategic Value Index Fund                                                   8,516,649           10,831,536
First Trust Value Line(R) Equity Allocation Index Fund                                   4,818,326            7,475,504
First Trust Value Line(R) Dividend Index Fund                                          175,175,998          100,605,935
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                              13,702,964            9,069,223
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                                     --            4,274,174
First Trust S&P REIT Index Fund                                                         80,912,398           64,350,499
First Trust ISE Water Index Fund                                                         1,082,118            2,116,534
First Trust ISE-Revere Natural Gas Index Fund                                          187,199,170          102,984,107
First Trust ISE Chindia Index Fund                                                       2,019,027           18,226,901
First Trust Value Line(R) 100 Exchange-Traded Fund                                      30,975,955           38,872,610
First Trust NASDAQ(R) ABA Community Bank Index Fund                                      3,776,775            6,198,842


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                     Number of Securities             Creation
                     in a Creation Unit           Transaction Fee
                     --------------------         ---------------
                             1-100                      $500
                           101-200                    $1,000
                           201-300                    $1,500
                           301-400                    $2,000
                           401-500                    $2,500
                           501-600                    $3,000
                           601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                     Number of Securities           Redemption
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                              1-100                     $500
                            101-200                   $1,000
                            201-300                   $1,500
                            301-400                   $2,000
                            401-500                   $2,500
                            501-600                   $3,000
                            601-700                   $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2013.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the period ended June 30, 2012 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files a complete schedule of each Fund's portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available (1) by calling
(800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

Board Considerations regarding Approval of Continuation of Advisory Contract

The Board of Trustees of the First Trust Exchange-Traded Fund (the "Trust"), including the Independent Trustees, approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following eighteen series of the Trust (each a "Fund" and collectively, the "Funds"):

       First Trust Value Line(R) 100 Exchange-Traded Fund (FVL)
       First Trust Value Line(R) Dividend Index Fund (FVD)
       First Trust Dow Jones Select MicroCap Index(SM) Fund (FDM)
       First Trust Morningstar Dividend Leaders(SM) Index Fund (FDL) First Trust US IPO Index Fund (FPX)
       First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (QQEW)
       First Trust NASDAQ-100-Technology Sector Index(SM) Fund (QTEC) First Trust NYSE Arca Biotechnology Index Fund (FBT)
       First Trust Dow Jones Internet Index(SM) Fund (FDN)
       First Trust Strategic Value Index Fund (FDV)
       First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (QQXT) First Trust Value Line(R) Equity Allocation Index Fund (FVI)
       First Trust ISE Chindia Index Fund (FNI)
       First Trust ISE Water Index Fund (FIW)
       First Trust ISE-Revere Natural Gas Index Fund (FCG)
       First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN) First Trust S&P REIT Index Fund (FRI)
       First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)

The Board approved the continuation of the Agreement for a one-year period ending March 31, 2013, for each Fund at a meeting held on March 11-12, 2012. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged to a peer group of Funds compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Expense Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other exchange-traded funds ("ETFs") managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Expense Group; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P.; and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's investment advisory fee. The Board also considered that the Agreement was approved by shareholders of each Fund at meetings held in December 2010 and January 2011.


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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fees payable by each Fund under the Agreement. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2013. For each Fund, the Board noted that expenses borne by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne by the Advisor. The Board considered the fees charged by the Advisor to other ETFs and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the fees charged to the Funds. In addition, the Board received data prepared by Lipper showing the management fees and expense ratios of each Fund as compared to the Fund's Lipper Expense Group. Because each Fund's Lipper Expense Group included peer funds that pay a unitary fee, the Board determined that the Funds' expense ratios were the more relevant data point. Based on the information provided, the Board noted that the total (net) expense ratios of FPX, QQEW, FCG, QQXT, FNI, QCLN and FIW were at or below the median of each Fund's respective Lipper Expense Group and that the total (net) expense ratios of FDL, QTEC, FDN, FVD, FBT, QABA, FDV, FRI, FVL, FVI and FDM were above the median of each Fund's respective Lipper Expense Group. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for each Fund, including that (i) many of the Funds are unique in their composition, which makes assembling peers with similar strategies and asset mix difficult and (ii) many of the peer funds are larger than the Funds, which causes the Funds' fixed expenses to be higher on a percentage basis as compared to the larger peer funds. The Board took these limitations into account in considering the Lipper data. The Board also considered information regarding First Trust ETFs from a February 2012 report from Cogent Research on ETF investors.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the target set forth in the Fund's prospectus. In addition, the Board received data prepared by Lipper comparing each Fund's performance to a peer group selected by Lipper (the "Lipper Performance Group") and to a broad-based benchmark. In reviewing each Fund's performance as compared to the performance of the Fund's Lipper Performance Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Funds.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fees for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee for each Fund reflects an appropriate level of sharing of any economies of scale at current asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2011, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2011 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of Trust and each Fund. No single factor was determinative in the Board's analysis.

                             LICENSING INFORMATION

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use. "Dow Jones(R)", "Dow Jones Internet Composite Index(SM)", "Dow Jones Select MicroCap Index(SM)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

the First Trust Dow Jones Internet Index(SM) Fund, based on the Dow Jones Internet Composite Index(SM), are not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates, and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund. MORNINGSTAR MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

The First Trust US IPO Index Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) 100 Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund. IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX(R) INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund and the First Trust NASDAQ-100-Technology Sector Index(SM) Fund have not been passed on by the Corporations as to their legality or suitability. These Funds are not issued, endorsed, sold, or promoted by the Corporations and should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge(R) or their affiliates (NASDAQ OMX and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund is not issued, endorsed, sold, or promoted by the Corporations and should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The First Trust NASDAQ(R) ABA Community Bank Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by the NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE EURONEXT MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH REPSECT TO THE FUND.

"Credit Suisse", "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group, Credit Suisse Securities (USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust. THE FIRST TRUST STRATEGIC VALUE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE OR THE INDEX CALCULATION AGENT, AND CREDIT SUISSE AND THE INDEX CALCULATION AGENT MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCT(S) OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT, THE FIGURE AT WHICH THE SAID INDEX STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE

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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2012 (UNAUDITED)

OR USE WITH RESPECT TO THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT(TM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE OR THE INDEX CALCULATION AGENT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND FIRST TRUST.

"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R) 100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the "ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. Each of the First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund and First Trust ISE Water Index Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such Funds.


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RISK CONSIDERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds.

With the exception of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Value Line(R) Dividend Index Fund, First Trust Value Line(R) Equity Allocation Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund, each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invests in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

The First Trust Dow Jones Select MicroCap Index(SM) Fund invests in micro-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.


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RISK CONSIDERATIONS (UNAUDITED) (CONTINUED)
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The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust
NASDAQ-100-Technology Sector Index(SM) Fund and the First Trust Dow Jones Internet Index(SM) Fund invest in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund is concentrated in stocks of companies in the biotechnology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the biotechnology sector are subject to fierce competition, substantial research and development costs, governmental regulations and pricing constraints, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund invests in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust US IPO Fund invests in companies that have recently conducted an initial public offering. The stocks of such companies are often subject to extreme price volatility and speculative trading.

The First Trust Morningstar Dividend Leaders(SM) Index Fund, First Trust S&P REIT Index Fund, First Trust Value Line(R) Dividend Index Fund and First Trust NASDAQ(R) ABA Community Bank Index Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust US IPO Fund, the First Trust Dow Jones Internet Index(SM) Fund, the First Trust ISE Chindia Index Fund, the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust NASDAQ-100-Technology Sector Index(SM) Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust Strategic Value Index Fund and the First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust ISE-Revere Natural Gas Index Fund invests in the securities of companies in the energy sector. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. In addition, recent oil prices have been at historic highs and extremely volatile.

The First Trust ISE Water Index Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in the securities of companies in the industrials sector. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust S&P REIT Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITs") and is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. Furthermore, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.


Page 122

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--------------------------------------------------------------------------------
RISK CONSIDERATIONS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

With the exception of First Trust Strategic Value Index Fund and First Trust Dow Jones Select MicroCap Index(SM) Fund, the Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust ISE Chindia Index Fund, the First Trust ISE-Revere Natural Gas Index Fund, the First Trust ISE Water Index Fund and the First Trust Value Line(R) 100 Exchange-Traded Fund, involve risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invests in renewable and alternative energy companies. You should be aware that share prices of renewable and alternative energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

The First Trust ISE Water Index Fund invests in companies in the potable water and wastewater industries. You should be aware that adverse developments in these industries may significantly affect the value of the shares of the First Trust ISE Water Index Fund. Companies involved in the potable water and wastewater industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

The First Trust ISE-Revere Natural Gas Index Fund invests in companies in the natural gas industry. You should be aware that one of the natural gas industry's primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. Additionally, the natural gas industry is sensitive to increased interest rates because of the industry's capital intensive nature. Furthermore, there are additional risks and hazards that are inherent in the natural gas industry that may cause the price of natural gas to widely fluctuate.

The First Trust ISE Chindia Index Fund invests in the securities of Chinese and Indian companies. You should be aware that investments in such companies are subject to additional risks, which are associated with possible adverse economic, political and social developments in those countries.

The First Trust NASDAQ(R) ABA Community Bank Index Fund is concentrated in the securities of NASDAQ(R) listed community banks as defined by its corresponding index which involves additional risks, including limited diversification. These companies are subject to certain risks, including the adverse effects of volatile interest rates, economic recession, increased competition from new entrants in the field, and potential increased regulation. The financial performance of these companies may also be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in their local markets and the United States as a whole. These companies may also be subject to interest rate risks and changes in monetary policy as their earnings are largely dependent upon their net interest income and lending risks that could further increase because of increases in interest rates and/or continuing economic weakness.



         NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


                                                                        Page 123

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


FIRST TRUST

First Trust Exchange-Traded Fund



INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

                               [BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              First Trust Exchange-Traded Fund
                -----------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  August 20th, 2012
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  August 20th, 2012
     -------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  August 20th, 2012
     -------------------

* Print the name and title of each signing officer under his or her signature.